UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30, 2007

Date of reporting period:	July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments for the three-month period ended July 31, 2006 is set forth below.

Schedule of Investments

PowerShares Dynamic Market Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—11.9%
58,725	Autoliv, Inc.	$3,298,583
369,254	Best Buy Co., Inc.	16,741,976
88,279	Brinker International, Inc.	2,860,240
148,616	Cato (The) Corp., Class A	3,614,341
89,906	Darden Restaurants, Inc.	3,038,823
125,303	Dollar Tree Stores, Inc.*	3,333,060
91,678	Genesco, Inc.*	2,481,723
50,396	ITT Educational Services, Inc.*	3,397,698
312,846	J.C. Penney Co., Inc.	19,696,785
77,232	Jack in the Box, Inc.*	3,046,030
530,608	Nordstrom, Inc.	18,199,854
101,955	Papa John’s International, Inc.*	3,276,834
627,647	Walt Disney Co.	18,634,839
36,079	Whirlpool Corp.	2,784,938

		104,405,724

	Consumer Staples—9.1%
50,923	Brown-Forman Corp., Class B	3,740,294
108,873	Campbell Soup Co.	3,993,462
935,592	CVS Corp.	30,612,570
321,645	Del Monte Foods Co.	3,370,840
184,426	Elizabeth Arden, Inc.*	3,113,111
516,487	General Mills, Inc.	26,805,675
188,787	Kroger (The) Co.	4,328,886
144,255	NBTY, Inc.*	4,259,850

		80,224,688

	Energy—11.0%
208,178	Alon USA Energy, Inc.	7,979,463
854,056	BJ Services Co.	30,976,611
474,280	EOG Resources, Inc.	35,167,862
132,940	Maverick Tube Corp.*	8,480,243
130,997	NS Group, Inc.*	6,625,828
138,933	Veritas DGC, Inc.*	7,956,693

		97,186,700

	Financials—20.0%
444,215	Aflac, Inc.	19,607,650
91,038	Assurant, Inc.	4,385,300
407,138	Chubb Corp.	20,527,898
99,005	Cincinnati Financial Corp.	4,669,076
87,199	Commerce Bancshares, Inc.	4,436,685

1

133,196	FBL Financial Group, Inc., Class A	4,218,317
105,293	Infinity Property & Casualty Corp.	4,326,489
309,875	Lehman Brothers Holdings, Inc.	20,126,381
103,051	Nationwide Financial Services, Inc., Class A	4,645,539
139,145	Philadelphia Consolidated Holding Corp.*	4,712,841
381,641	Principal Financial Group, Inc.	20,608,614
274,229	Prudential Financial, Inc.	21,565,370
73,006	Radian Group, Inc.	4,492,059
79,464	SAFECO Corp.	4,268,806
93,094	Safety Insurance Group, Inc.	4,939,568
83,138	Selective Insurance Group	4,240,038
329,951	State Street Corp.	19,816,857
128,135	W.R. Berkley Corp.	4,612,860

		176,200,348

	Health Care—11.7%
470,188	Aetna, Inc.	14,806,220
123,929	Alpharma, Inc., Class A	2,798,317
94,092	Applera Corp. - Applied Biosystems Group	3,025,058
269,641	Cardinal Health, Inc.	18,065,947
53,708	Chemed Corp.	1,975,380
76,292	Community Health Systems, Inc.*	2,766,348
36,792	IDEXX Laboratories, Inc.*	3,256,092
151,974	Immucor, Inc.*	3,025,802
69,441	Magellan Health Services, Inc.*	3,338,029
370,532	McKesson Corp.	18,671,107
522,568	Merck & Co., Inc.	21,043,814
136,696	PerkinElmer, Inc.	2,464,629
132,826	Sciele Pharma, Inc.*	2,714,963
68,056	Sierra Health Services, Inc.*	2,938,658
52,313	Techne Corp.*	2,599,433

		103,489,797

	Industrials—11.3%
166,663	Adesa, Inc.	3,401,592
144,528	Applied Industrial Technologies, Inc.	3,370,393
91,787	Crane Co.	3,524,621
282,688	Emerson Electric Co.	22,309,737
53,667	Genlyte Group, Inc.*	3,732,540
322,605	Lockheed Martin Corp.	25,705,165
60,539	NCI Buildings Systems, Inc.*	2,829,593
516,224	Raytheon Co.	23,266,216
82,090	Terex Corp.*	3,680,916
65,535	Thomas & Betts Corp.*	3,101,772
89,007	West Corp.*	4,247,414

		99,169,959

	Information Technology—14.9%
282,067	BEA Systems, Inc.*	3,311,467
341,665	Computer Sciences Corp.*	17,899,829
197,225	Convergys Corp.*	3,763,053
114,934	Diodes, Inc.*	4,124,981
619,749	Freescale Semiconductor, Inc., Class B*	17,675,241

2

81,619	Global Payments, Inc.	3,472,072
715,902	Intuit, Inc.*	22,099,896
427,268	Lam Research Corp.*	17,770,076
182,566	MKS Instruments, Inc.*	3,773,639
88,816	MTS Systems Corp.	3,273,758
753,382	National Semiconductor Corp.	17,523,665
131,741	Omnivision Technologies, Inc.*	2,503,079
377,228	RealNetworks, Inc.*	3,768,508
67,075	Rofin-Sinar Technologies, Inc.*	3,610,647
221,792	Sykes Enterprises, Inc.*	3,619,645
258,047	TTM Technologies, Inc.*	2,848,839

		131,038,395

	Materials—3.4%
391,096	Nucor Corp.	20,794,575
127,189	Pactiv Corp.*	3,117,402
84,543	Silgan Holdings, Inc.	3,128,937
53,372	Steel Dynamics, Inc.	3,096,643

		30,137,557

	Telecommunication Services—3.2%
266,159	BellSouth Corp.	10,425,447
72,128	CenturyTel, Inc.	2,781,977
201,988	Citizens Communications Co.	2,591,506
202,619	General Communication, Inc., Class A*	2,417,245
286,686	Verizon Communications, Inc.	9,695,721

		27,911,896

	Utilities—3.5%
1,098,189	AES (The) Corp.*	21,810,034
118,354	Allegheny Energy, Inc.*	4,858,432
103,892	Nicor, Inc.	4,552,547

		31,221,013

	Total Investments
	(Cost $864,389,567)(a)—100.0%	880,986,077
	Liabilities in excess of other assets—(0.0)%	(286,415)

	Net Assets—100.0%	$880,699,662

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $16,596,510 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $48,496,773 and aggregate gross unrealized depreciation of $31,900,263.

3

Schedule of Investments

PowerShares Dynamic OTC Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—14.3%
37,071	Bon-Ton Stores (The), Inc.	$914,542
32,382	Conn’s, Inc.*	832,865
166,000	Dollar Tree Stores, Inc.*	4,415,599
40,522	Dress Barn, Inc.*	874,465
27,590	Gymboree Corp.*	924,817
28,944	Papa John’s International, Inc.*	930,260
45,284	PETCO Animal Supplies, Inc.*	1,271,122
162,892	PetSmart, Inc.	3,837,736
155,997	Ross Stores, Inc.	3,882,765
40,390	Select Comfort Corp.*	813,859
122,755	Starbucks Corp.*	4,205,586
22,522	Steiner Leisure Ltd. (Bahamas)*	904,934

		23,808,550

	Consumer Staples—1.7%
39,217	Costco Wholesale Corp.	2,069,089
44,152	Elizabeth Arden, Inc.*	745,286

		2,814,375

	Energy—1.1%
74,608	Global Industries Ltd.*	1,244,462
18,648	Trico Marine Services, Inc.*	683,449

		1,927,911

	Financials—10.9%
18,959	1st Source Corp.	615,030
11,402	American Physicians Capital, Inc.*	528,369
70,074	Cincinnati Financial Corp.	3,304,690
61,718	Commerce Bancshares, Inc.	3,140,212
17,863	EMC Insurance Group, Inc.	521,957
14,328	FPIC Insurance Group, Inc.*	553,777
19,263	Harleysville Group, Inc.	611,215
12,777	Infinity Property & Casualty Corp.	525,007
17,974	Ohio Casualty Corp.	465,886
16,870	Omega Financial Corp.	511,498
98,499	Philadelphia Consolidated Holding Corp.*	3,336,161
56,245	SAFECO Corp.	3,021,481
11,297	Safety Insurance Group, Inc.	599,419
10,088	Selective Insurance Group	514,488

		18,249,190

1

	Health Care—13.1%
12,656	Analogic Corp.	578,885
82,723	Biogen Idec, Inc.*	3,484,293
41,303	Candela Corp.*	644,327
24,703	HealthExtras, Inc.*	641,290
50,816	IDEXX Laboratories, Inc.*	4,497,217
39,987	Immucor, Inc.*	796,141
22,634	Kendle International, Inc.*	657,970
18,271	Magellan Health Services, Inc.*	878,287
31,473	Meridian Bioscience, Inc.	660,933
44,135	Perrigo Co.	699,098
115,507	Respironics, Inc.*	4,109,739
34,948	Sciele Pharma, Inc.*	714,337
72,267	Techne Corp.*	3,590,947

		21,953,464
	Industrials—6.1%
12,131	Advisory Board (The) Co.*	562,029
75,362	CBIZ, Inc.*	556,172
13,486	EGL, Inc.*	592,170
81,856	Foster Wheeler Ltd. (Bermuda)*	3,121,988
8,877	Genlyte Group, Inc.*	617,395
20,303	Pacer International, Inc.	606,045
85,866	West Corp.*	4,097,525

		10,153,324

	Information Technology—51.0%
34,179	Acxiom Corp.	836,702
64,305	Aeroflex, Inc.*	652,053
85,558	Amkor Technology, Inc.*	528,748
40,382	Ansoft Corp.*	839,138
15,956	ANSYS, Inc.*	732,221
315,767	Applied Materials, Inc.	4,970,173
124,065	Asyst Technologies, Inc.*	864,733
1,138,509	Atmel Corp.*	5,453,458
400,872	BEA Systems, Inc.*	4,706,237
40,445	Blackbaud, Inc.	843,683
35,550	Brightpoint, Inc.*	521,519
129,229	Brocade Communications Systems, Inc.*	808,974
138,369	Citrix Systems, Inc.*	4,395,983
34,107	CSG Systems International, Inc.*	888,146
17,422	Cymer, Inc.*	681,549
60,773	Digitas, Inc.*	501,377
24,708	Diodes, Inc.*	886,770
105,854	eSpeed, Inc., Class A*	914,579
122,188	Fiserv, Inc.*	5,334,728
27,774	Hyperion Solutions Corp.*	865,438
76,920	infoUSA, Inc.*	732,278
198,204	Intuit, Inc.*	6,118,556
118,291	Lam Research Corp.*	4,919,723
23,064	Littelfuse, Inc.*	779,102
23,155	Mantech International Corp.*	652,739
90,143	Mattson Technology, Inc.*	733,764
225,109	Microsoft Corp.	5,409,369

2

8,426	MicroStrategy, Inc., Class A*	694,724
39,246	MKS Instruments, Inc.*	811,215
19,094	MTS Systems Corp.	703,805
74,235	Ness Technologies, Inc.*	819,554
28,320	Omnivision Technologies, Inc.*	538,080
140,037	Paychex, Inc.	4,786,465
299,137	QLogic Corp.*	5,231,906
81,091	RealNetworks, Inc.*	810,099
14,421	Rofin-Sinar Technologies, Inc.*	776,282
30,981	Sohu.com, Inc.*	653,699
21,946	SPSS, Inc.*	593,200
47,680	SYKES Enterprises, Inc.*	778,138
36,448	Syntel, Inc.	760,305
363,732	Tellabs, Inc.*	3,419,081
20,551	Transaction Systems Architects, Inc.*	760,798
113,247	Trimble Navigation Ltd.*	5,439,253
55,473	TTM Technologies, Inc.*	612,422
66,257	United Online, Inc.	722,864
87,506	webMethods, Inc.*	651,045

		85,134,675

	Materials—0.7%
12,016	Sigma-Aldrich Corp.	835,112
6,093	Steel Dynamics, Inc.	353,516

		1,188,628
	Telecommunication Services—1.1%
53,518	General Communication, Inc., Class A*	638,470
301,075	Level 3 Communications, Inc.*	1,177,203

		1,815,673

Total Investments
(Cost $173,723,248)(a)—100.0%	167,045,790
Liabilities in excess of other assets—(0.0%)	(39,985)

Net Assets—100.0%	$167,005,805

*	Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $6,677,458 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $5,761,132 and aggregate gross unrealized depreciation of $12,438,590.

3

COUNTRY BREAKDOWN
July 31, 2006

	Value	Total Net Assets

United States	$163,018,868	97.6%
Bermuda	3,121,988	1.9
Bahamas	904,934	0.5

Total value of investments	167,045,790	100.0
Liabilities in excess of other assets	(39,985)	(0.0)

Net Assets	$167,005,805	100.0%

4

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.7%
	Consumer Discretionary—13.4%
467	Abercrombie & Fitch Co., Class A	$24,732
1,013	Advance Auto Parts, Inc.	30,664
1,267	Amazon.com, Inc.*	34,070
2,384	American Axle & Manufacturing Holdings, Inc.	39,050
759	American Eagle Outfitters, Inc.	24,941
1,580	American Greetings Corp., Class A	35,597
731	AnnTaylor Stores Corp.*	30,015
622	Apollo Group, Inc., Class A*	29,433
4,233	ArvinMeritor, Inc.	69,675
1,637	Asbury Automotive Group, Inc.	32,855
1,381	Autoliv, Inc.	77,571
7,373	AutoNation, Inc.*	145,248
710	AutoZone, Inc.*	62,388
1,434	Barnes & Noble, Inc.	48,068
641	Beazer Homes USA, Inc.	26,723
1,933	Bed Bath & Beyond, Inc.*	64,717
1,936	Belo Corp., Class A	31,208
3,410	Best Buy Co., Inc.	154,609
3,379	Big Lots, Inc.*	54,605
702	Black & Decker Corp.	49,498
28,844	Blockbuster, Inc., Class A	117,972
17,568	Blockbuster, Inc., Class B	63,772
1,444	Borders Group, Inc.	27,450
767	BorgWarner, Inc.	46,020
512	Boyd Gaming Corp.	17,172
1,142	Brinker International, Inc.	37,001
1,556	Brunswick Corp.	46,011
1,630	Cablevision Systems Corp., Class A	36,268
682	Career Education Corp.*	19,410
866	Carmax, Inc.*	30,137
5,441	Carnival Corp. (Panama)	211,981
523	CBRL Group, Inc.	17,086
15,316	CBS Corp., Class B	420,118
1,779	Centex Corp.	84,164
2,052	Charming Shoppes, Inc.*	21,156
55,494	Charter Communications, Inc.*	73,252
3,037	Circuit City Stores, Inc.	74,407
6,677	Clear Channel Communications, Inc.	193,299
887	Coach, Inc.*	25,466
429	Columbia Sportswear Co.*	21,330
17,963	Comcast Corp., Class A*	617,567
9,775	Comcast Corp., Special Class A*	335,087
2,891	Cooper Tire & Rubber Co.	28,881
4,296	D.R. Horton, Inc.	92,063

1,236	Darden Restaurants, Inc.	41,777
2,772	Dillard’s, Inc., Class A	83,243
9,499	DIRECTV Group (The), Inc.*	161,958
3,972	Dollar General Corp.	53,304
1,405	Dollar Tree Stores, Inc.*	37,373
938	Dow Jones & Co., Inc.	32,868
1,007	DreamWorks Animation SKG, Inc., Class A*	21,087
7,088	Eastman Kodak Co.	157,708
1,640	EchoStar Communications Corp., Class A*	57,482
1,038	EW Scripps Co.	44,354
2,203	Family Dollar Stores, Inc.	50,052
5,879	Federated Department Stores, Inc.	206,412
2,200	Foot Locker, Inc.	59,774
208,722	Ford Motor Co.	1,392,175
1,560	Fortune Brands, Inc.	113,131
1,062	Furniture Brands International, Inc.	21,304
3,585	Gannett Co., Inc.	186,850
10,532	Gap (The), Inc.	182,730
304	Garmin Ltd. (Cayman Islands)	28,877
85,466	General Motors Corp.	2,754,568
2,849	Genuine Parts Co.	118,632
325	Getty Images, Inc.*	15,161
9,591	Goodyear Tire & Rubber (The) Co.*	105,501
977	Group 1 Automotive, Inc.	59,910
714	GTECH Holdings Corp.	24,055
4,326	H&R Block, Inc.	98,417
1,885	Harley-Davidson, Inc.	107,445
259	Harman International Industries, Inc.	20,772
1,037	Harrah’s Entertainment, Inc.	62,334
2,162	Hasbro, Inc.	40,429
1,216	Hearst-Argyle Television, Inc.	24,320
3,171	Hilton Hotels Corp.	75,882
18,604	Home Depot, Inc.	645,744
1,418	Hovnanian Enterprises, Inc., Class A*	38,839
5,872	IAC/InterActiveCorp*	139,225
1,744	International Game Technology	67,423
6,714	Interpublic Group of Cos., Inc.*	54,988
4,112	J.C. Penney Co., Inc.	258,892
668	Jack in the Box, Inc.*	26,346
3,094	Johnson Controls, Inc.	237,495
2,220	Jones Apparel Group, Inc.	65,712
1,231	KB Home	52,342
899	Kellwood Co.	23,779
318	Kerzner International Ltd. (Bahamas)*	25,440
3,085	Kohl’s Corp.*	174,704
552	Lamar Advertising Co.*	27,070
1,297	Las Vegas Sands Corp.*	80,453
1,503	La-Z-Boy, Inc.	19,163
5,752	Lear Corp.	129,823
693	Lee Enterprises, Inc.	17,207
3,198	Leggett & Platt, Inc.	72,978
3,197	Lennar Corp., Class A	143,002
1,703	Liberty Global, Inc., Class A*	37,211
1,712	Liberty Global, Inc., Series C*	36,260
9,748	Liberty Media - Interactive A*	160,550
1,947	Liberty Media Holding, Capital Series A*	158,895

6,650	Limited Brands, Inc.	167,314
1,424	Liz Claiborne, Inc.	50,338
10,198	Lowe’s Cos., Inc.	289,113
817	M.D.C. Holdings, Inc.	35,646
2,728	Marriott International, Inc., Class A	95,971
4,902	Mattel, Inc.	88,432
1,144	McClatchy Co., Class A	48,494
12,166	McDonald’s Corp.	430,554
2,366	McGraw-Hill (The) Cos., Inc.	133,206
407	Meredith Corp.	19,223
514	Meritage Homes Corp.*	19,928
1,935	MGM MIRAGE*	68,770
1,081	Michaels Stores, Inc.	45,856
927	Mohawk Industries, Inc.*	63,982
2,464	New York Times Co., Class A	54,627
4,483	Newell Rubbermaid, Inc.	118,172
8,925	News Corp., Class B	179,571
18,927	News Corp., Inc., Class A	364,155
2,166	Nike, Inc., Class B	171,114
1,743	Nordstrom, Inc.	59,785
6,851	NTL, Inc.	156,545
67	NVR, Inc.*	33,165
3,605	Office Depot, Inc.*	129,960
3,119	OfficeMax, Inc.	128,222
1,625	Omnicom Group, Inc.	143,829
719	O’Reilly Automotive, Inc.*	20,384
808	OSI Restaurant Partners, Inc.	23,343
442	Pantry (The), Inc.*	21,786
1,584	Payless Shoesource, Inc.*	40,994
1,600	PEP Boys-Manny Moe & Jack	17,248
1,038	PetSmart, Inc.	24,455
2,302	Pier 1 Imports, Inc.	15,654
684	Polo Ralph Lauren Corp.	39,015
3,548	Pulte Homes, Inc.	101,118
3,066	RadioShack Corp.	49,577
1,642	Reader’s Digest Association (The), Inc.	22,430
5,460	Regal Entertainment Group, Class A	107,344
1,874	Rent-A-Center, Inc.*	50,467
1,337	Ross Stores, Inc.	33,278
2,694	Royal Caribbean Cruises Ltd. (Liberia)	91,327
654	Ryland Group, Inc.	26,716
3,821	Saks, Inc.	61,671
1,114	Scholastic Corp.*	32,028
2,295	Sears Holdings Corp.*	314,989
6,631	Service Corporation International	49,799
5,302	ServiceMaster Co.	54,558
1,765	Sherwin-Williams Co.	89,309
2,559	Six Flags, Inc.*	13,512
936	Snap-On, Inc.	39,321
1,703	Sonic Automotive, Inc.	39,169
1,238	Standard-Pacific Corp.	27,645
1,085	Stanley Works (The)	49,226
6,466	Staples, Inc.	139,795
2,166	Starbucks Corp.*	74,207
1,962	Starwood Hotels & Resorts Worldwide, Inc.	103,162
2,693	Sun-Times Media Group, Inc.	21,840

1,034	Talbots, Inc.	21,331
9,141	Target Corp.	419,755
1,641	Tenneco, Inc.*	38,120
1,104	Tiffany & Co.	34,875
58,946	Time Warner, Inc.	972,608
4,826	TJX Cos., Inc.	117,610
2,533	Toll Brothers, Inc.*	64,769
5,146	Tribune Co.	152,888
5,376	TRW Automotive Holdings Corp.*	139,238
1,084	Tupperware Brands Corp.	18,710
2,354	United Auto Group, Inc.	50,352
1,811	Univision Communications, Inc.*	60,487
1,719	VF Corp.	116,583
6,169	Viacom, Inc., Class B*	214,990
26,108	Visteon Corp.*	186,411
24,714	Walt Disney (The) Co.	733,758
1,329	Warner Music Group Corp.	32,361
87	Washington Post (The) Co., Class B	67,077
978	WCI Communities, Inc.*	15,364
894	Wendy’s International, Inc.	53,783
1,524	Whirlpool Corp.	117,638
931	Williams-Sonoma, Inc.	29,606
1,840	Yum! Brands, Inc.	82,800
1,221	Zale Corp.*	31,270

		21,519,886

	Consumer Staples—10.1%
943	Alberto-Culver Co.	45,962
29,179	Altria Group, Inc.	2,333,444
7,724	Anheuser-Busch Cos., Inc.	371,911
9,078	Archer-Daniels-Midland Co.	399,432
3,569	Avon Products, Inc.	103,465
1,455	BJ’s Wholesale Club, Inc.*	41,438
228	Brown-Forman Corp., Class A	16,856
485	Brown-Forman Corp., Class B	35,623
3,104	Bunge Ltd. (Bermuda)	169,416
4,681	Campbell Soup Co.	171,699
1,290	Chiquita Brands International, Inc.	17,338
1,376	Clorox Co.	82,477
19,394	Coca-Cola (The) Co.	863,032
10,269	Coca-Cola Enterprises, Inc.	220,373
3,717	Colgate-Palmolive Co.	220,492
14,641	ConAgra Foods, Inc.	314,782
2,616	Constellation Brands, Inc., Class A*	63,987
1,176	Corn Products International, Inc.	39,114
6,030	Costco Wholesale Corp.	318,143
9,337	CVS Corp.	305,507
2,790	Dean Foods Co.*	104,709
3,626	Del Monte Foods Co.	38,000
614	Energizer Holdings, Inc.*	39,069
1,961	Estee Lauder Cos., Inc., Class A	73,185
1,545	Fresh Del Monte Produce, Inc. (Cayman Islands)	25,956
4,982	General Mills, Inc.	258,566
1,697	Great Atlantic & Pacific Tea Co., Inc.	40,304
5,586	H.J. Heinz Co.	234,444

1,681	Hershey (The) Co.	92,405
1,757	Hormel Foods Corp.	66,292
870	J.M. Smucker (The) Co.	38,828
4,193	Kellogg Co.	201,977
5,535	Kimberly-Clark Corp.	337,912
24,894	Kraft Foods, Inc., Class A	806,566
25,252	Kroger (The) Co.	579,028
3,676	Loews Corp. - Carolina Group	210,929
818	Longs Drug Stores Corp.	33,636
1,312	McCormick & Co., Inc.	45,999
572	Molson Coors Brewing Co., Class B	40,869
1,053	NBTY, Inc.*	31,095
3,481	Pepsi Bottling Group, Inc.	115,743
1,854	PepsiAmericas, Inc.	41,900
10,662	PepsiCo, Inc.	675,758
1,438	Performance Food Group Co.*	40,077
1,619	Pilgrim’s Pride Corp.	41,382
19,279	Procter & Gamble Co.	1,083,479
2,551	Reynolds American, Inc.	323,416
25,183	Rite Aid Corp.*	106,272
1,114	Ruddick Corp.	27,271
15,690	Safeway, Inc.	440,575
16,432	Sara Lee Corp.	277,701
3,271	Smithfield Foods, Inc.*	93,060
1,106	Spectrum Brands, Inc.*	7,488
7,682	SUPERVALU, Inc.	208,259
7,971	Sysco Corp.	220,000
14,085	Tyson Foods, Inc., Class A	199,303
943	Universal Corp.	33,307
2,307	UST, Inc.	116,619
7,244	Walgreen Co.	338,874
51,175	Wal-Mart Stores, Inc.	2,277,287
598	Weis Markets, Inc.	23,705
644	Whole Foods Market, Inc.	37,036
1,746	Wm. Wrigley Jr. Co.	80,072

		16,242,844

	Energy—9.4%
5,266	Anadarko Petroleum Corp.	240,867
3,474	Apache Corp.	244,813
634	Arch Coal, Inc.	24,054
1,857	Baker Hughes, Inc.	148,467
1,635	BJ Services Co.	59,301
1,024	Cameron International Corp.*	51,620
2,288	Chesapeake Energy Corp.	75,275
39,502	Chevron Corp.	2,598,443
17,966	ConocoPhillips	1,233,186
990	CONSOL Energy, Inc.	40,748
5,398	Devon Energy Corp.	348,927
513	Diamond Offshore Drilling, Inc.	40,491
26,596	El Paso Corp.	425,536
752	ENSCO International, Inc.	34,757
1,441	EOG Resources, Inc.	106,850
70,902	Exxon Mobil Corp.	4,802,902
571	FMC Technologies, Inc.*	35,984

1,201	Forest Oil Corp.*	40,246
428	Giant Industries, Inc.*	30,563
1,099	GlobalSantaFe Corp. (Cayman Islands)	60,368
6,463	Halliburton Co.	215,606
1,526	Hanover Compressor Co.*	28,994
727	Helmerich & Payne, Inc.	20,123
4,381	Hess Corp.	231,755
509	Houston Exploration Co.*	32,505
3,064	Kerr-McGee Corp.	215,093
887	Kinder Morgan, Inc.	90,474
5,891	Marathon Oil Corp.	533,960
711	Massey Energy Co.	18,998
2,201	Murphy Oil Corp.	113,263
2,653	Nabors Industries Ltd. (Bermuda)*	93,704
555	National-Oilwell Varco, Inc.*	37,207
1,827	Newfield Exploration Co.*	84,736
777	Noble Corp. (Cayman Islands)	55,750
951	Noble Energy, Inc.	48,130
3,832	Occidental Petroleum Corp.	412,898
539	Overseas Shipholding Group, Inc.	34,706
953	Peabody Energy Corp.	47,555
1,283	Pioneer Natural Resources Co.	58,184
956	Pogo Producing Co.	42,322
1,441	Pride International, Inc.*	43,043
5,225	Schlumberger Ltd. (Netherlands)	349,291
1,664	Smith International, Inc.	74,164
645	Stone Energy Corp.*	30,154
1,866	Sunoco, Inc.	129,762
1,285	Teekay Shipping Corp. (Marshall Islands)	55,204
1,663	Tesoro Corp.	124,392
602	Tidewater, Inc.	28,721
7,880	TransMontaigne, Inc.*	88,650
1,302	Transocean, Inc. (Cayman Islands)*	100,553
2,349	USEC, Inc.*	24,735
7,725	Valero Energy Corp.	520,897
1,690	Weatherford International Ltd. (Bermuda)*	79,160
664	Western Gas Resoures, Inc.	40,265
11,083	Williams Cos., Inc.	268,763
2,008	XTO Energy, Inc.	94,356

		15,111,471

	Financials—24.3%
1,138	A.G. Edwards, Inc.	61,406
3,332	ACE Ltd. (Cayman Islands)	171,698
223	Affiliated Managers Group, Inc.*	20,416
3,797	Aflac, Inc.	167,600
88	Alleghany Corp.*	24,329
2,340	Allied Capital Corp.	65,871
9,684	Allstate (The) Corp.	550,245
997	AMB Property Corp.	52,273
1,159	AMBAC Financial Group, Inc.	96,324
1,553	American Capital Strategies Ltd.	54,355
7,809	American Express Co.	406,537
1,302	American Financial Group, Inc.	54,827
22,752	American International Group, Inc.	1,380,364

553	American National Insurance	63,390
1,716	AmeriCredit Corp.*	42,196
5,012	Ameriprise Financial, Inc.	223,535
512	AmerUs Group Co.	34,350
4,631	AmSouth Bancorp.	132,724
5,401	Annaly Capital Management, Inc.	69,187
3,980	Aon Corp.	136,235
1,865	Apartment Investment & Management Co., Class A	89,688
678	Arch Capital Group Ltd. (Bermuda)*	41,263
2,717	Archstone-Smith Trust	142,561
975	Arthur J. Gallagher & Co.	26,491
1,617	Associated Banc-Corp.	50,709
1,745	Assurant, Inc.	84,057
1,325	Astoria Financial Corp.	39,419
689	AvalonBay Communities, Inc.	80,558
1,499	Axis Capital Holdings Ltd. (Bermuda)	44,310
1,119	BancorpSouth, Inc.	30,605
55,525	Bank of America Corp.	2,861,202
494	Bank of Hawaii Corp.	24,473
8,834	Bank of New York (The) Co., Inc.	296,911
8,126	BB&T Corp.	341,211
1,556	Bear Stearns (The) Cos., Inc.	220,750
538	Berkshire Hathaway, Inc., Class B*	1,639,286
170	BlackRock, Inc., Class A	21,957
572	BOK Financial Corp.	29,418
1,191	Boston Properties, Inc.	116,956
1,042	Brandywine Realty Trust	32,969
551	BRE Properties, Inc.	32,311
612	Camden Property Trust	46,787
3,240	Capital One Financial Corp.	250,614
1,183	CB Richard Ellis Group, Inc., Class A*	27,836
774	CBL & Associates Properties, Inc.	30,310
6,732	Charles Schwab (The) Corp.	106,904
62	Chicago Mercantile Exchange Holdings, Inc.	28,594
5,612	Chubb Corp.	282,957
1,952	Cincinnati Financial Corp.	92,056
2,995	CIT Group, Inc.	137,500
68,214	Citigroup, Inc.	3,295,417
456	City National Corp.	30,420
5,332	CNA Financial Corp.*	181,021
1,553	Colonial BancGroup (The), Inc.	39,446
545	Colonial Properties Trust	26,122
2,819	Comerica, Inc.	165,052
1,317	Commerce Bancorp, Inc.	44,738
663	Commerce Bancshares, Inc.	33,733
1,270	Commerce Group, Inc.	38,367
1,566	Compass Bancshares, Inc.	92,300
3,989	Conseco, Inc.*	90,949
9,460	Countrywide Financial Corp.	338,952
3,238	Crescent Real Estate EQT Co.	63,206
538	Cullen/Frost Bankers, Inc.	31,591
1,088	Developers Diversified Realty Corp.	57,425
3,497	Doral Financial Corp.	17,905
378	Downey Financial Corp.	25,080
2,321	Duke Realty Corp.	86,480
912	Endurance Specialty Holdings Ltd. (Bermuda)	27,688

475	Equity Lifestyle Properties, Inc.	20,411
7,876	Equity Office Properties Trust	298,579
3,619	Equity Residential	168,320
607	Erie Indemnity Co., Class A	30,077
621	Everest Re Group Ltd. (Bermuda)	58,753
13,795	Fannie Mae	660,918
441	Federal Realty Investment Trust	31,995
619	Federated Investors, Inc., Class B	19,195
2,927	Fidelity National Financial, Inc.	112,250
3,572	Fidelity National Title Group, Inc., Class A	67,404
7,829	Fifth Third Bancorp	298,598
1,644	First American Corp.	60,844
2,003	First Horizon National Corp.	83,926
1,138	First Industrial Realty Trust, Inc.	45,839
1,299	FirstMerit Corp.	28,474
1,418	Franklin Resources, Inc.	129,676
1,233	Franklin Street Properties Corp.	22,934
12,136	Freddie Mac	702,189
1,091	Fremont General Corp.	19,365
3,970	Friedman Billings Ramsey Group, Inc.	36,445
2,020	Fulton Financial Corp.	33,431
1,635	General Growth Properties, Inc.	74,621
14,932	Genworth Financial, Inc.	512,168
894	Glimcher Realty Trust	21,143
2,370	Golden West Financial Corp.	174,574
4,276	Goldman Sachs Group, Inc.	653,159
768	Hanover Insurance Group, Inc.	35,543
4,117	Hartford Financial Services Group, Inc.	349,286
710	HCC Insurance Holdings, Inc.	21,648
2,290	Health Care Property Investors, Inc.	62,792
965	Health Care REIT, Inc.	34,923
590	Healthcare Realty Trust, Inc.	19,523
682	Heritage Property Investment Trust	24,613
1,361	Highwoods Properties, Inc.	50,684
711	Home Properties, Inc.	39,660
1,521	Hospitality Properties Trust	66,270
5,253	Host Hotels & Resorts, Inc.	111,469
5,038	HRPT Properties Trust	59,197
5,746	Hudson City Bancorp, Inc.	74,526
3,383	Huntington Bancshares, Inc.	82,376
3,897	IMPAC Mortgage Holdings, Inc.	41,971
868	IndyMac Bancorp, Inc.	36,673
2,382	iStar Financial, Inc.	94,708
2,201	Janus Capital Group, Inc.	35,634
878	Jefferies Group, Inc.	22,810
54,564	JPMorgan Chase & Co.	2,489,210
6,241	KeyCorp	230,293
2,233	Kimco Realty Corp.	87,623
1,337	KKR Financial Corp.	30,965
471	LandAmerica Financial Group, Inc.	30,064
429	Legg Mason, Inc.	35,809
4,939	Lehman Brothers Holdings, Inc.	320,788
970	Leucadia National Corp.	26,704
1,338	Liberty Property Trust	62,685
4,316	Lincoln National Corp.	244,631
9,443	Loews Corp.	349,958

1,135	M&T Bank Corp.	138,379
623	Macerich (The) Co.	45,323
1,348	Mack-Cali Realty Corp.	65,122
119	Markel Corp.*	40,537
10,065	Marsh & McLennan Cos., Inc.	272,057
2,708	Marshall & Ilsley Corp.	127,195
2,038	MBIA, Inc.	119,855
4,486	Mellon Financial Corp.	157,010
1,346	Mercantile Bankshares Corp.	47,864
744	Mercury General Corp.	41,054
9,157	Merrill Lynch & Co., Inc.	666,813
11,239	MetLife, Inc.	584,428
1,078	MGIC Investment Corp.	61,349
756	Mills (The) Corp.	17,524
1,676	Montpelier Re Holdings Ltd. (Bermuda)	30,302
490	Moody’s Corp.	26,891
14,220	Morgan Stanley	945,630
12,492	National City Corp.	449,712
2,086	Nationwide Financial Services, Inc., Class A	94,037
1,383	Nationwide Health Properties, Inc.	32,805
1,006	New Century Financial Corp.	43,922
2,360	New Plan Excel Realty Trust	61,171
4,770	New York Community Bancorp, Inc.	77,894
5,101	North Fork Bancorp, Inc.	144,511
1,831	Northern Trust Corp.	104,550
534	Nuveen Investments, Inc.	25,360
1,369	Odyssey Re Holdings Corp.	36,826
759	Ohio Casualty Corp.	19,673
4,260	Old Republic International Corp.	90,610
371	Pan Pacific Retail Properties, Inc.	25,636
956	PartnerRe Ltd. (Bermuda)	59,396
792	People’s Bank	28,425
2,391	Phoenix (The) Cos., Inc.	32,518
2,639	Plum Creek Timber Co., Inc.	89,884
1,149	PMI Group (The), Inc.	48,787
3,889	PNC Financial Services Group, Inc.	275,497
4,377	Popular, Inc.	78,742
678	Post Properties, Inc.	32,551
1,031	Potlatch Corp.	35,683
3,072	Principal Financial Group, Inc.	165,888
4,952	Progressive (The) Corp.	119,789
1,829	ProLogis	101,235
963	Protective Life Corp.	44,597
5,122	Prudential Financial, Inc.	402,794
1,036	Public Storage, Inc.	83,180
986	Radian Group, Inc.	60,669
1,044	Raymond James Financial, Inc.	30,339
826	Rayonier, Inc.	32,883
1,240	Realty Income Corp.	28,371
1,091	Reckson Associates Realty Corp.	48,582
704	Redwood Trust, Inc.	33,496
689	Regency Centers Corp.	44,179
6,120	Regions Financial Corp.	222,095
1,053	Reinsurance Group of America, Inc.	52,197
990	RenaissanceRe Holdings Ltd. (Bermuda)	51,292
2,093	SAFECO Corp.	112,436

1,574	Senior Housing Properties Trust	29,261
451	Shurgard Storage Centers, Inc., Class A	29,721
933	Simon Property Group, Inc.	79,799
1,484	Sky Financial Group, Inc.	36,403
297	SL Green Realty Corp.	33,947
2,408	SLM Corp.	121,122
988	South Financial Group (The), Inc.	26,696
4,558	Sovreign Bancorp, Inc.	94,077
9,652	St. Paul Travelers (The) Cos., Inc.	442,062
589	Stancorp Financial Group, Inc.	25,380
2,474	State Street Corp.	148,588
182	Student Loan Corp.	32,715
5,023	SunTrust Banks, Inc.	396,164
3,345	Synovus Financial Corp.	94,530
1,428	T. Rowe Price Group, Inc.	58,991
1,634	TCF Financial Corp.	43,971
1,626	TD Ameritrade Holding Corp.*	26,634
3,378	TD Banknorth, Inc.	97,962
2,039	Thornburg Mortgage, Inc.	52,198
1,316	Torchmark Corp.	79,579
787	Transatlantic Holdings, Inc.	46,197
1,663	UnionBanCal Corp.	102,757
1,526	United Dominion Realty Trust, Inc.	42,499
1,361	Unitrin, Inc.	54,440
10,077	UnumProvident Corp.	163,550
23,593	US Bancorp	754,976
1,373	Valley National Bancorp	35,657
1,240	Vornado Realty Trust	129,642
1,094	W.R. Berkley Corp.	39,384
19,928	Wachovia Corp.	1,068,739
1,437	Washington Federal, Inc.	32,146
16,784	Washington Mutual, Inc.	750,245
731	Webster Financial Corp.	34,474
1,086	Weingarten Realty Investors	43,397
19,165	Wells Fargo & Co.	1,386,396
88	Wesco Financial Corp.	34,760
94	White Mountain Insurance Group Ltd. (Bermuda)	46,107
701	Whitney Holding Corp.	25,299
1,251	Willis Group Holdings Ltd. (Bermuda)	40,695
729	Wilmington Trust Corp.	31,748
2,376	XL Capital Ltd., Class A (Cayman Islands)	151,351
1,004	Zions Bancorp.	82,469

		39,239,014

	Health Care—8.9%
14,866	Abbott Laboratories	710,149
4,493	Aetna, Inc.	141,485
1,182	Alcon, Inc. (Switzerland)	130,516
467	Allergan, Inc.	50,366
5,372	AmerisourceBergen Corp.	230,996
5,540	Amgen, Inc.*	386,360
1,427	Applera Corp. - Applied Biosystems Group	45,878
1,091	Apria Healthcare Group, Inc.*	19,114
497	Barr Pharmaceuticals, Inc.*	24,731
611	Bausch & Lomb, Inc.	28,900

5,610	Baxter International, Inc.	235,620
679	Beckman Coulter, Inc.	38,873
1,766	Becton Dickinson & Co.	116,415
1,835	Biogen Idec, Inc.*	77,290
1,177	Biomet, Inc.	38,770
7,680	Boston Scientific Corp.*	130,637
33,592	Bristol-Myers Squibb Co.	805,200
569	C.R. Bard, Inc.	40,382
5,540	Cardinal Health, Inc.	371,180
2,536	Caremark Rx, Inc.	133,901
496	Charles River Laboratories International, Inc.*	17,608
1,604	CIGNA Corp.	146,365
1,134	Community Health Systems, Inc.*	41,119
835	Coventry Health Care, Inc.*	44,005
748	Dade Behring Holdings, Inc.	30,466
605	DaVita, Inc.*	30,262
1,054	DENTSPLY International, Inc.	32,990
9,969	Eli Lilly & Co.	565,940
1,156	Express Scripts, Inc.*	89,047
1,415	Fisher Scientific International, Inc.*	104,866
1,749	Forest Laboratories, Inc.*	80,996
2,112	Genentech, Inc.*	170,692
1,079	Genzyme Corp.*	73,674
1,004	Gilead Sciences, Inc.*	61,726
5,347	HCA, Inc.	262,859
2,492	Health Management Associates, Inc.	50,662
1,962	Health Net, Inc.*	82,345
865	Henry Schein, Inc.*	41,010
818	Hillenbrand Industries, Inc.	40,622
1,827	Hospira, Inc.*	79,822
2,274	Humana, Inc.*	127,185
1,145	IMS Health, Inc.	31,419
448	Invitrogen Corp.*	27,682
22,709	Johnson & Johnson	1,420,447
1,460	Kindred Healthcare, Inc.*	38,588
2,567	King Pharmaceuticals, Inc.*	43,690
792	Laboratory Corporation of America Holdings*	51,021
1,014	LifePoint Hospitals, Inc.*	34,162
880	Lincare Holdings, Inc.*	30,633
688	Magellan Health Services, Inc.*	33,072
799	Manor Care, Inc.	39,990
6,464	McKesson Corp.	325,721
5,214	Medco Health Solutions, Inc.*	309,347
903	Medimmune, Inc.*	22,918
5,242	Medtronic, Inc.	264,826
38,092	Merck & Co., Inc.	1,533,964
2,370	Millennium Pharmaceuticals, Inc.*	23,273
1,691	Mylan Laboratories, Inc.	37,134
698	Omnicare, Inc.	31,591
903	Owens & Minor, Inc.	27,280
877	Patterson Cos., Inc.*	29,169
1,488	PerkinElmer, Inc.	26,829
75,986	Pfizer, Inc.	1,974,875
1,375	Quest Diagnostics, Inc.	82,665
18,558	Schering-Plough Corp.	379,326
1,519	St. Jude Medical, Inc.*	56,051

1,626	Stryker Corp.	73,999
23,458	Tenet Healthcare Corp.*	138,871
1,725	Thermo Electron Corp.*	63,842
1,462	Triad Hospitals, Inc.*	56,974
799	Universal Health Services, Inc., Class B	44,744
412	Varian Medical Systems, Inc.*	18,672
1,618	Watson Pharmaceuticals, Inc.*	36,227
6,597	WellPoint, Inc.*	491,477
11,213	Wyeth	543,494
1,463	Zimmer Holdings, Inc.*	92,520

		14,367,517

	Industrials—10.3%
6,695	3M Co.	471,328
590	Acuity Brands, Inc.	25,801
1,012	Adesa, Inc.	20,655
1,838	AGCO Corp.*	42,200
1,002	Alaska Air Group, Inc.*	37,204
585	Alexander & Baldwin, Inc.	23,459
415	Alliant Techsystems, Inc.*	33,258
10,430	Allied Waste Industries, Inc.*	105,969
293	AMERCO, Inc.*	25,843
1,660	American Power Conversion Corp.	28,021
3,967	American Standard Cos., Inc.	153,245
6,785	AMR Corp.*	149,270
2,757	ARAMARK Corp., Class B	88,500
1,321	Avery Dennison Corp.	77,450
7,771	Boeing Co.	601,630
863	Briggs & Stratton Corp.	22,093
653	Brink’s (The) Co.	35,974
3,307	Burlington Northern Santa Fe Corp.	227,885
793	C.H. Robinson Worldwide, Inc.	36,304
342	Carlisle Cos., Inc.	27,322
5,254	Caterpillar, Inc.	372,351
19,450	Cendant Corp.	291,945
607	ChoicePoint, Inc.*	20,735
1,342	Cintas Corp.	47,373
3,425	Continental Airlines, Class B*	90,215
771	Con-way, Inc.	38,149
993	Cooper Industries Ltd., Class A (Bermuda)	85,557
658	Crane Co.	25,267
3,272	CSX Corp.	198,545
683	Cummins, Inc.	79,911
1,720	Danaher Corp.	112,144
3,185	Deere & Co.	231,135
1,323	Deluxe Corp.	22,491
756	Dollar Thrifty Automotive Group*	33,839
1,977	Dover Corp.	93,196
305	Dun & Bradstreet (The) Corp.*	20,350
1,833	Eaton Corp.	117,495
791	EMCOR Group, Inc.*	40,752
4,360	Emerson Electric Co.	344,091
758	Equifax, Inc.	24,468
666	Expeditors International Washington, Inc.	30,283
2,514	FedEx Corp.	263,241

424	Flowserve Corp.*	21,963
1,032	Fluor Corp.	90,641
1,044	GATX Corp.	40,914
3,914	General Dynamics Corp.	262,316
124,052	General Electric Co.	4,055,259
1,653	Goodrich Corp.	66,732
465	Harsco Corp.	37,484
472	HNI Corp.	19,168
9,982	Honeywell International, Inc.	386,303
813	Hubbell, Inc., Class B	38,211
3,586	IKON Office Solutions, Inc.	49,523
4,926	Illinois Tool Works, Inc.	225,266
3,675	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	131,565
1,597	ITT Industries, Inc.	80,728
612	Jacobs Engineering Group, Inc.*	50,790
1,218	JB Hunt Transport Services, Inc.	25,054
2,153	JetBlue Airways Corp.*	23,016
1,184	Kelly Services, Inc.	32,051
497	Kennametal, Inc.	26,465
1,157	L-3 Communications Holdings, Inc.	85,213
1,698	Laidlaw International, Inc.	44,997
972	Lennox International, Inc.	22,171
4,422	Lockheed Martin Corp.	352,345
1,620	Manpower, Inc.	96,358
6,009	Masco Corp.	160,621
518	Monster Worldwide, Inc.*	20,720
725	Mueller Industries, Inc.	26,637
183	NACCO Industries, Inc., Class A	25,285
2,620	Navistar International Corp.*	58,583
4,031	Norfolk Southern Corp.	175,026
5,559	Northrop Grumman Corp.	367,950
419	Oshkosh Truck Corp.	17,967
2,190	Paccar, Inc.	176,843
1,407	Pall Corp.	36,695
1,311	Parker Hannifin Corp.	94,707
1,045	Pentair, Inc.	30,012
2,794	PHH Corp.*	69,878
2,841	Pitney Bowes, Inc.	117,390
769	Precision Castparts Corp.	45,871
1,858	Quanta Services, Inc.*	29,654
3,356	R.R. Donnelley & Sons Co.	97,962
6,863	Raytheon Co.	309,315
1,236	Republic Services, Inc.	49,638
756	Robert Half International, Inc.	24,464
1,190	Rockwell Automation, Inc.	73,756
930	Rockwell Collins, Inc.	49,634
1,531	Ryder System, Inc.	77,162
1,178	Shaw Group (The), Inc.*	24,373
7,235	Southwest Airlines Co.	130,158
948	SPX Corp.	51,808
2,471	Steelcase, Inc., Class A	36,299
1,533	Swift Transportation Co., Inc.*	41,008
934	Tecumseh Products Co., Class A*	16,579
274	Tecumseh Products Co., Class B*	4,474
520	Teleflex, Inc.	29,687
932	Terex Corp.*	41,791

1,527	Textron, Inc.	137,293
471	Thomas & Betts Corp.*	22,292
1,608	Timken Co.	51,778
762	Trinity Industries, Inc.	25,466
26,826	Tyco International Ltd. (Bermuda)	699,889
3,688	Union Pacific Corp.	313,480
8,757	United Parcel Service, Inc., Class B	603,444
1,585	United Rentals, Inc.*	44,253
799	United Stationers, Inc.*	39,287
8,801	United Technologies Corp.	547,333
838	URS Corp.*	33,185
846	USG Corp.*	39,221
965	W.W. Grainger, Inc.	59,917
599	Washington Group International, Inc.*	32,346
6,369	Waste Management, Inc.	218,966
1,161	Werner Enterprises, Inc.	20,898
557	WESCO International, Inc.*	32,445
638	West Corp.*	30,445
1,034	YRC Worldwide, Inc.*	41,133

		16,586,495

	Information Technology—8.9%
5,435	Accenture Ltd. (Bermuda)	159,028
1,988	Activision, Inc.*	23,757
1,114	Adobe Systems, Inc.	31,760
2,799	Advanced Micro Devices, Inc.*	54,273
1,254	Affiliated Computer Services, Inc., Class A*	63,866
1,627	Agere System, Inc.*	23,689
2,686	Agilent Technologies, Inc.*	76,390
555	Alliance Data Systems Corp.*	28,483
1,499	Altera Corp.*	25,948
1,307	Amdocs Ltd. (Guernsey)*	47,418
3,473	Amkor Technology, Inc.*	21,463
534	Amphenol Corp., Class A	29,947
1,931	Analog Devices, Inc.	62,429
2,570	Andrew Corp.*	21,717
609	Anixter International, Inc.	33,574
2,449	Apple Computer, Inc.*	166,434
8,649	Applied Materials, Inc.	136,135
3,211	Arrow Electronics, Inc.*	90,743
6,074	Atmel Corp.*	29,094
4,537	Automatic Data Processing, Inc.	198,539
6,161	Avaya, Inc.*	57,051
3,093	Avnet, Inc.*	56,293
2,066	AVX Corp.	31,279
2,064	BEA Systems, Inc.*	24,231
3,438	BearingPoint, Inc.*	27,504
1,041	Benchmark Electronics, Inc.*	25,328
1,564	BISYS Group (The), Inc.*	19,206
1,534	BMC Software, Inc.*	35,926
1,173	Broadcom Corp., Class A*	28,140
3,051	CA, Inc.	63,949
2,425	Cadence Design System, Inc.*	39,261
794	CDW Corp.	46,910
1,261	Ceridian Corp.*	30,277

1,513	Check Point Software Technologies (Israel)*	25,418
554	CheckFree Corp.*	24,653
30,340	Cisco Systems, Inc.*	541,569
818	Citrix Systems, Inc.*	25,988
3,943	Computer Sciences Corp.*	206,574
4,513	Compuware Corp.*	31,546
1,046	Comverse Technology, Inc.*	20,271
2,710	Convergys Corp.*	51,707
3,893	Corning, Inc.*	74,240
14,834	Dell, Inc.*	321,601
902	Diebold, Inc.	36,441
652	DST Systems, Inc.*	36,714
4,732	eBay, Inc.*	113,899
1,504	Electronic Arts, Inc.*	70,853
10,618	Electronic Data Systems Corp.	253,770
16,945	EMC Corp.*	171,992
1,719	Fairchild Semiconductor International, Inc.*	28,123
4,344	First Data Corp.	177,452
1,746	Fiserv, Inc.*	76,230
12,776	Flextronics International Ltd. (Singapore)*	144,880
1,491	Freescale Semiconductor, Inc., Class A*	42,687
2,739	Freescale Semiconductor, Inc., Class B*	78,116
10,445	Gateway, Inc.*	16,712
482	Google, Inc., Class A*	186,341
800	Harris Corp.	36,440
1,453	Hewitt Associates, Inc., Class A*	32,649
30,365	Hewlett-Packard Co.	968,947
9,956	Ingram Micro, Inc., Class A*	175,524
1,379	Insight Enterprises, Inc.*	23,360
44,397	Intel Corp.	799,146
15,755	International Business Machines Corp.	1,219,595
805	International Rectifier Corp.*	28,698
1,128	Intersil Corp.	26,519
1,781	Intuit, Inc.*	54,979
875	Iron Mountain, Inc.*	35,875
1,912	Jabil Circuit, Inc.	44,167
8,030	JDS Uniphase Corp.*	17,104
5,665	Juniper Networks, Inc.*	76,194
998	Kla-Tencor Corp.	42,106
651	Lam Research Corp.*	27,075
1,345	Lexmark International, Inc.*	72,697
1,472	Linear Technology Corp.	47,619
3,943	LSI Logic Corp.*	32,333
16,211	Lucent Technologies, Inc.*	34,529
1,232	Marvell Technology Group Ltd. (Bermuda)*	22,854
1,655	Maxim Integrated Products, Inc.	48,624
1,266	McAfee, Inc.*	27,282
386	Mettler Toledo International, Inc.*	23,751
849	Microchip Technology, Inc.	27,389
9,721	Micron Technology, Inc.*	151,550
103,477	Microsoft Corp.	2,486,552
816	Molex, Inc.	25,884
699	Molex, Inc., Class A	18,894
862	MoneyGram International, Inc.	26,420
21,156	Motorola, Inc.	481,511
1,451	National Semiconductor Corp.	33,750

1,998	NCR Corp.*	64,216
1,058	Network Appliance, Inc.*	31,412
3,820	Novell, Inc.*	24,792
1,440	Novellus Systems, Inc.*	36,446
1,306	NVIDIA Corp.*	28,902
28,156	Oracle Corp.*	421,495
1,769	Paychex, Inc.	60,464
1,795	Perot Systems Corp., Class A*	23,909
4,589	QUALCOMM, Inc.	161,808
2,879	Sabre Holdings Corp., Class A	59,595
930	SanDisk Corp.*	43,394
26,504	Sanmina-SCI Corp.*	91,704
6,203	Seagate Technology (Cayman Islands)	143,910
32,503	Solectron Corp.*	98,159
43,850	Sun Microsystems, Inc.*	190,748
4,872	Symantec Corp.*	84,627
2,078	Symbol Technologies, Inc.	22,962
1,799	SYNNEX Corp.*	37,023
1,365	Synopsys, Inc.*	24,434
3,361	Tech Data Corp.*	124,962
3,887	Tellabs, Inc.*	36,538
1,607	Teradyne, Inc.*	21,116
8,205	Texas Instruments, Inc.	244,345
1,282	Total System Services, Inc.	26,948
7,718	Unisys Corp.*	39,516
6,295	UTStarcom, Inc.*	52,311
1,929	VeriSign, Inc.*	34,587
4,282	Vishay Intertechnology, Inc.*	60,076
1,572	Western Digital Corp.*	27,573
13,199	Xerox Corp.*	185,974
1,758	Xilinx, Inc.	35,670
5,022	Yahoo!, Inc.*	136,297

		14,413,749

	Materials—3.5%
2,486	Air Products & Chemicals, Inc.	158,930
622	Airgas, Inc.	22,548
2,063	AK Steel Holding Corp.*	26,654
592	Albemarle Corp.	29,849
14,070	Alcoa, Inc.	421,396
558	Allegheny Technologies, Inc.	35,651
1,470	Ashland, Inc.	97,770
1,093	Ball Corp.	41,862
1,542	Bemis Co., Inc.	47,339
1,541	Bowater, Inc.	31,251
966	Cabot Corp.	32,139
3,844	Celanese Corp., Series A	73,843
2,768	Chemtura Corp.	23,832
1,487	Commercial Metals Co.	33,740
3,177	Crown Holdings, Inc.*	52,929
423	Cytec Industries, Inc.	22,592
15,076	Dow Chemical (The) Co.	521,327
14,703	E.I. du Pont de Nemours and Co.	583,120
1,712	Eastman Chemical Co.	84,967
1,651	Ecolab, Inc.	71,109

423	Florida Rock Industries, Inc.	16,099
582	FMC Corp.	35,904
1,221	Freeport-McMoRan Copper & Gold, Inc., Class B	66,618
9,480	Graphic Packaging Corp.*	36,214
295	Greif, Inc., Class A	20,417
91	Greif, Inc., Class B	5,870
1,961	Hercules, Inc.*	27,258
1,095	International Flavors & Fragrances, Inc.	40,515
11,217	International Paper Co.	385,080
1,739	Louisiana-Pacific Corp.	34,780
1,094	Lubrizol Corp.	46,790
4,867	Lyondell Chemical Co.	108,388
342	Martin Marietta Materials, Inc.	27,538
4,070	MeadWestvaco Corp.	106,308
3,388	Monsanto Co.	145,650
3,136	Mosaic (The) Co.*	49,204
2,430	Nalco Holding Co.*	40,946
2,450	Newmont Mining Corp.	125,514
1,780	NL Industries, Inc.	17,159
2,749	Nucor Corp.	146,164
1,142	Olin Corp.	18,306
4,204	Owens-Illinois, Inc.*	63,607
1,247	Packaging Corporation of America	28,594
2,053	Pactiv Corp.*	50,319
1,733	Phelps Dodge Corp.	151,360
2,597	PPG Industries, Inc.	159,819
2,407	Praxair, Inc.	132,000
572	Reliance Steel & Aluminum Co.	20,506
2,682	Rohm & Haas Co.	123,694
2,313	RPM International, Inc.	43,346
559	Scotts Miracle-Gro (The) Co.	21,930
1,068	Sealed Air Corp.	50,452
513	Sigma-Aldrich Corp.	35,654
7,559	Smurfit-Stone Container Corp.*	76,497
1,545	Sonoco Products Co.	50,259
552	Southern Copper Corp.	53,268
514	Steel Dynamics, Inc.	29,822
1,686	Temple-Inland, Inc.	71,722
383	Texas Industries, Inc.	18,913
269	Tronox, Inc., Class B	3,537
2,097	United States Steel Corp.	132,258
1,352	Valhi, Inc.	34,746
1,368	Valspar Corp.	33,694
872	Vulcan Materials Co.	58,398
4,752	Weyerhaeuser Co.	278,752
1,902	Worthington Industries	38,839

		5,675,556

	Telecommunication Services—4.3%
5,081	ALLTEL Corp.	280,319
1,122	American Tower Corp., Class A*	37,924
70,487	AT&T, Inc.	2,113,905
25,952	BellSouth Corp.	1,016,540
2,134	CenturyTel, Inc.	82,308

5,632	Cincinnati Bell, Inc.*	22,584
6,568	Citizens Communications Co.	84,267
1,254	Crown Castle International Corp.*	44,178
920	Embarq Corp.	41,630
365	IDT Corp.*	4,778
1,622	IDT Corp., Class B*	21,702
38,520	Qwest Communications International, Inc.*	307,775
19,010	Sprint Nextel Corp.	376,398
1,021	Telephone & Data Systems, Inc.	41,718
1,017	Telephone & Data Systems, Inc., Special Shares	40,426
1,189	US Cellular Corp.*	71,518
64,322	Verizon Communications, Inc.	2,175,371
19,479	Windstream Corp.	244,072

		7,007,413

	Utilities—6.6%
8,447	AES (The) Corp.*	167,757
1,114	AGL Resources, Inc.	43,468
1,930	Allegheny Energy, Inc.*	79,227
880	Allete, Inc.	40,850
2,550	Alliant Energy Corp.	92,259
3,996	Ameren Corp.	205,794
12,520	American Electric Power Co., Inc.	452,222
26,808	Aquila, Inc.*	119,028
1,904	Atmos Energy Corp.	54,778
1,846	Avista Corp.	46,113
731	Black Hills Corp.	26,192
18,785	CenterPoint Energy, Inc.	258,106
1,121	Cleco Corp.	27,711
8,006	CMS Energy Corp.*	112,164
5,630	Consolidated Edison, Inc.	263,878
2,854	Constellation Energy Group, Inc.	165,275
5,984	Dominion Resources, Inc.	469,624
2,106	DPL, Inc.	58,463
4,696	DTE Energy Co.	198,735
27,239	Duke Energy Corp.	825,885
2,253	Duquesne Light Holdings, Inc.	43,866
48,677	Dynegy, Inc., Class A*	274,052
5,504	Edison International	227,756
698	Energen Corp.	29,749
3,862	Energy East Corp.	93,962
3,477	Entergy Corp.	268,077
997	Equitable Resources, Inc.	35,902
7,389	Exelon Corp.	427,823
6,096	FirstEnergy Corp.	341,376
7,130	FPL Group, Inc.	307,588
1,980	Great Plains Energy, Inc.	58,073
1,781	Hawaiian Electric Industries, Inc.	51,043
1,244	IDACORP, Inc.	46,376
3,964	KeySpan Corp.	159,630
2,531	MDU Resources Group, Inc.	62,377
1,709	National Fuel Gas Co.	63,472
616	New Jersey Resources Corp.	30,757
1,123	Nicor, Inc.	49,210
8,422	NiSource, Inc.	191,601

5,236	Northeast Utilities	117,286
1,708	NRG Energy, Inc.*	84,119
2,394	NSTAR	74,621
2,324	OGE Energy Corp.	87,963
2,838	Oneok, Inc.	105,602
1,160	Peoples Energy Corp.	48,964
4,861	Pepco Holdings, Inc.	119,095
6,705	PG&E Corp.	279,464
1,421	Piedmont Natural Gas Co., Inc.	36,577
2,611	Pinnacle West Capital Corp.	112,299
1,442	PNM Resources, Inc.	38,660
4,565	PPL Corp.	155,301
6,235	Progress Energy, Inc.	271,534
3,917	Public Service Enterprise Group, Inc.	264,123
3,283	Puget Energy, Inc.	72,915
686	Questar Corp.	60,780
18,897	Reliant Energy, Inc.*	237,724
2,308	SCANA Corp.	92,297
3,694	Sempra Energy	178,272
3,304	Sierra Pacific Resources*	47,743
13,905	Southern (The) Co.	469,711
1,006	Southern Union Co.	27,303
950	Southwest Gas, Corp.	31,284
4,800	TECO Energy, Inc.	76,512
5,437	TXU Corp.	349,219
2,176	UGI Corp.	54,074
841	UIL Holdings Corp.	29,292
803	Unisource Energy Corp.	26,788
1,668	Vectren Corp.	46,387
2,492	Westar Energy, Inc	57,565
1,306	WGL Holdings, Inc.	39,219
2,173	Wisconsin Energy Corp.	91,701
1,019	WPS Resources Corp.	52,550
13,968	Xcel Energy, Inc.	279,919

		10,587,082

	Total Common Stocks
	(Cost $157,886,363)	160,751,027

	Investment Company—0.0%
	Financials—0.0%
1,373	Tri-Continental Corp.
	(Cost $26,733)	27,117

	Total Investments
	(Cost $157,913,096)(a)—99.7%	160,778,144
	Other assets less liabilities—0.3%	417,594

	Net Assets—100.0%	$161,195,738

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $2,865,048 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,857,973 and aggregate gross unrealized depreciation of $4,992,925.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$157,117,227	97.5%
Bermuda	1,840,979	1.1
Cayman Islands	738,463	0.5
Netherlands	349,291	0.2
Panama	211,981	0.1
Singapore	144,880	0.1
Switzerland	130,516	0.1
Liberia	91,327	0.1
Marshall Islands	55,204	0.0
Guernsey	47,418	0.0
Bahamas	25,440	0.0
Israel	25,418	0.0

Total value of investments	160,778,144	99.7
Other assets less liabilities	417,594	0.3

Net Assets	$161,195,738	100.0%

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stock—100.0%
	Consumer Discretionary—12.0%
42,753	Best Buy Co., Inc.	$1,938,421
126,983	DIRECTV Group (The), Inc.*	2,165,060
71,702	Lowe’s Cos., Inc.	2,032,752
42,351	McGraw-Hill (The) Cos., Inc.	2,384,361
272,291	News Corp., Inc., Class A	5,238,879
92,581	Staples, Inc.	2,001,601
62,575	Starbucks Corp.*	2,143,820

		17,904,894

	Consumer Staples—3.1%
40,742	Costco Wholesale Corp.	2,149,548
77,557	CVS Corp.	2,537,665

		4,687,213

	Energy—4.8%
36,381	Peabody Energy Corp.	1,815,412
79,261	Schlumberger Ltd. (Netherlands)	5,298,598

		7,114,010

	Financials—12.2%
95,086	American Express Co.	4,950,176
131,586	Charles Schwab (The) Corp.	2,089,586
4,944	Chicago Mercantile Exchange Holdings, Inc.	2,280,172
24,528	Franklin Resources, Inc.	2,243,086
41,184	Moody’s Corp.	2,260,178
39,145	Northern Trust Corp.	2,235,180
35,210	State Street Corp.	2,114,713

		18,173,091

	Health Care—15.1%
75,186	Amgen, Inc.*	5,243,472
57,851	Baxter International, Inc.	2,429,742
47,178	Biogen Idec, Inc.*	1,987,137
33,109	Cardinal Health, Inc.	2,218,303
47,952	Caremark Rx, Inc.	2,531,866
38,791	Gilead Sciences, Inc.*	2,384,871
119,974	UnitedHealth Group, Inc.	5,738,356

		22,533,747

	Industrials—17.5%
61,957	Boeing Co.	4,796,712
32,933	CSX Corp.	1,998,374

1

34,561	Danaher Corp.	2,253,377
26,856	Emerson Electric Co.	2,119,476
20,619	FedEx Corp.	2,159,015
41,879	Norfolk Southern Corp.	1,818,386
32,588	Rockwell Automation, Inc.	2,019,804
140,780	Southwest Airlines Co.	2,532,632
23,930	Union Pacific Corp.	2,034,050
63,847	United Parcel Service, Inc., Class B	4,399,697

		26,131,523

	Information Technology—32.1%
64,028	Agilent Technologies, Inc.*	1,820,956
65,601	Analog Devices, Inc.	2,120,880
81,341	Apple Computer, Inc.*	5,527,935
131,120	Applied Materials, Inc.	2,063,829
254,604	Cisco Systems, Inc.*	4,544,681
89,516	Corning, Inc.*	1,707,070
208,524	Dell, Inc.*	4,520,800
89,796	Electronic Data Systems Corp.	2,146,124
173,490	EMC Corp.*	1,760,924
218,104	Microsoft Corp.	5,241,039
368,220	Oracle Corp.*	5,512,254
58,156	Paychex, Inc.	1,987,772
112,397	QUALCOMM, Inc.	3,963,118
163,510	Texas Instruments, Inc.	4,869,328

		47,786,710

	Telecommunication Services—3.2%
239,740	Sprint Nextel Corp.	4,746,852

	Total Common Stock
	(Cost $155,480,205)	149,078,040

	Money Market Fund—0.0%
28,593	AIM Liquid Asset Portfolio Private Class
	(Cost $28,593)	28,593

	Total Investments
	(Cost $155,508,798)(a)—100.0%	149,106,633
	Other assets less liabilities—0.0%	311

	Net Assets—100.0%	$149,106,944

*Non-income producing security.

a)  The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $6,402,165 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,271,840 and aggregate gross unrealized depreciation of $10,674,005.

2

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$143,808,035	96.4%
Netherlands	5,298,598	3.6

Total value of investments	149,106,633	100.0
Other assets less liabilities	311	0.0

Net Assets	$149,106,944	100.0%

3

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.7%
	Consumer Discretionary—1.3%
93,095	Gap (The), Inc.	$1,615,198

	Consumer Staples—9.3%
54,978	Altria Group, Inc.	4,396,590
37,310	Anheuser-Busch Cos., Inc.	1,796,477
32,970	General Mills, Inc.	1,711,143
36,091	Kellogg Co.	1,738,503
15,110	Reynolds American, Inc.	1,915,646

		11,558,359

	Energy—3.6%
64,689	Exxon Mobil Corp.	4,382,033

	Financials—44.9%
64,806	American International Group, Inc.	3,931,780
46,654	Aon Corp.	1,596,966
80,679	Bank of America Corp.	4,157,389
51,422	Bank of New York (The) Co., Inc.	1,728,293
40,582	BB&T Corp.	1,704,038
12,679	Bear Stearns (The) Cos., Inc.	1,798,770
33,451	Chubb (The) Corp.	1,686,599
80,367	Citigroup, Inc.	3,882,530
51,501	Genworth Financial, Inc.	1,766,484
19,383	Hartford Financial Services Group (The), Inc.	1,644,454
92,154	JPMorgan Chase & Co.	4,204,066
47,493	KeyCorp	1,752,492
50,518	Loews Corp.	1,872,197
14,668	M&T Bank Corp.	1,788,323
46,880	Mellon Financial Corp.	1,640,800
32,745	MetLife, Inc.	1,702,740
65,770	Morgan Stanley	4,373,706
24,766	PNC Financial Services Group, Inc.	1,754,423
31,348	Principal Financial Group, Inc.	1,692,792
62,891	Progressive (The) Corp.	1,521,333
22,526	Prudential Financial, Inc.	1,771,445
49,662	Regions Financial Corp.	1,802,234
38,971	St. Paul Travelers (The) Cos., Inc.	1,784,872
74,789	Wachovia Corp.	4,010,934

		55,569,660

	Health Care—10.5%
115,268	Merck & Co., Inc.	4,641,843
165,988	Pfizer, Inc.	4,314,028

1

83,224	Wyeth	4,033,867

		12,989,738

	Industrials—8.5%
27,228	General Dynamics Corp.	1,824,821
116,045	General Electric Co.	3,793,511
37,505	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	1,342,679
23,605	Lockheed Martin Corp.	1,880,846
26,169	Northrop Grumman Corp.	1,732,126

		10,573,983

	Information Technology—4.5%
49,329	International Business Machines Corp.	3,818,558
123,805	Xerox Corp.*	1,744,412

		5,562,970

	Materials—2.5%
42,420	Dow Chemical (The) Co.	1,466,884
30,396	Nucor Corp.	1,616,155

		3,083,039

	Telecommunication Services—8.7%
151,879	AT&T, Inc.	4,554,851
50,329	BellSouth Corp.	1,971,387
126,501	Verizon Communications, Inc.	4,278,264

		10,804,502

	Utilities—5.9%
60,979	Duke Energy Corp.	1,848,883
44,127	Edison International	1,825,975
32,413	FirstEnergy Corp.	1,815,128
42,685	PG&E Corp.	1,779,111

		7,269,097

	Total Common Stocks
	(Cost $117,762,133)	123,408,579

	Money Market Fund—0.1%
156,817	AIM Liquid Asset Portfolio Private Class
	(Cost $156,817)	156,817

	Total Investments
	(Cost $117,918,950)(a)—99.8%	123,565,396
	Other assets less liabilities—0.2%	276,034

	Net Assets—100.0%	$123,841,430

*Non-income producing security.

2

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $5,646,446 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $6,958,809 and aggregate gross unrealized depreciation of $1,312,363.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$122,222,717	98.7%
Bermuda	1,342,679	1.1

Total value of investments	123,565,396	99.8
Other assets less liabilities	276,034	0.2

Net Assets	$123,841,430	100.0%

3

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.3%
	Consumer Discretionary—18.0%
13,565	AnnTaylor Stores Corp.*	$556,979
95,519	Coach, Inc.*	2,742,350
13,124	Dick’s Sporting Goods, Inc.*	477,845
30,418	Garmin Ltd. (Cayman Islands)	2,889,406
5,980	Harman International Industries, Inc.	479,596
26,339	Interactive Data Corp.*	495,437
77,005	International Game Technology	2,977,012
7,800	ITT Educational Services, Inc.*	525,876
19,028	PetSmart, Inc.	448,300
9,021	Polo Ralph Lauren Corp.	514,558
18,222	Ross Stores, Inc.	453,546
79,137	Univision Communications, Inc.*	2,643,176
13,844	Williams-Sonoma, Inc.	440,239

		15,644,320

	Energy—7.0%
80,839	BJ Services Co.	2,932,031
65,061	CONSOL Energy, Inc.	2,677,911
11,223	Foundation Coal Holdings, Inc.	428,045

		6,037,987

	Financials—17.2%
20,802	BlackRock, Inc., Class A	2,686,786
16,660	Brown & Brown, Inc.	522,957
117,293	E*TRADE Financial Corp.*	2,734,100
11,011	First Marblehead (The) Corp.	504,304
7,902	Greenhill & Co., Inc.	458,000
10,127	Investment Technology Group, Inc.*	509,996
11,374	Investors Financial Services Corp.	509,783
16,935	Jefferies Group, Inc.	439,971
15,860	Leucadia National Corp.	436,626
11,237	SEI Investments Co.	549,040
71,886	T. Rowe Price Group, Inc.	2,969,611
158,756	TD Ameritrade Holding Corp.	2,600,423

		14,921,597

	Health Care—6.8%
38,760	C.R. Bard, Inc.	2,750,797
17,174	Endo Pharmaceuticals Holdings, Inc.*	533,596
6,640	IDEXX Laboratories, Inc.*	587,640
13,070	Kinetic Concepts, Inc.*	582,399
12,283	Sierra Health Services, Inc.*	530,380
9,443	Techne Corp.*	469,223
10,786	Varian Medical Systems, Inc.*	488,822

		5,942,857

1

	Industrials—22.0%
63,259	C.H. Robinson Worldwide, Inc.	2,895,997
4,902	Corporate Executive Board Co.	460,788
6,934	Dun & Bradstreet (The) Corp.*	462,636
57,923	Expeditors International Washington, Inc.	2,633,759
11,495	Foster Wheeler Ltd. (Bermuda)*	438,419
11,426	Graco, Inc.	448,928
10,277	IDEX Corp.	446,536
9,257	Lincoln Electric Holdings, Inc.	531,167
11,371	McDermott International, Inc. (Panama)*	517,835
55,520	Monster Worldwide, Inc.*	2,220,800
10,725	MSC Industrial Direct Co., Inc., Class A	442,192
49,522	Precision Castparts Corp.	2,953,986
12,199	Robert Half International, Inc.	394,760
52,183	Rockwell Collins, Inc.	2,785,007
8,877	Thomas & Betts Corp.*	420,148
7,457	WESCO International, Inc.*	434,370
12,060	West Corp.*	575,503

		19,062,831

	Information Technology—23.4%
21,502	Acxiom Corp.	526,369
108,334	Atmel Corp.*	518,920
30,736	AVX Corp.	465,343
38,144	BEA Systems, Inc.*	447,811
20,269	Ceridian Corp.*	486,659
13,169	Citrix Systems, Inc.*	418,379
11,037	Global Payments, Inc.	469,514
12,176	Harris Corp.	554,617
106,020	Intuit, Inc.*	3,272,836
11,256	Lam Research Corp.*	468,137
84,273	Linear Technology Corp.	2,726,231
83,023	MEMC Electronic Materials, Inc.*	2,525,560
14,541	MoneyGram International, Inc.	445,682
111,562	National Semiconductor Corp.	2,594,932
119,154	NVIDIA Corp.*	2,636,878
28,466	QLogic Corp.*	497,870
19,194	Red Hat, Inc.*	454,514
34,612	Tellabs, Inc.*	325,353
10,773	Trimble Navigation Ltd.*	517,427

		20,353,032

	Materials—4.2%
7,564	Allegheny Technologies, Inc.	483,264
74,065	Ecolab, Inc.	3,189,980

		3,673,244

	Utilities—0.7%
14,205	Allegheny Energy, Inc.*	583,115

2

	Total Common Stocks
	(Cost $89,111,467)	86,218,983

	Money Market Fund—0.7%
599,008	AIM Liquid Asset Portfolio Private Class
	(Cost $599,008)	599,008

	Total Investments
	(Cost $89,710,475)(a)—100.0%	86,817,991
	Liabilities in excess of other assets—(0.0%)	(37,147)

	Net Assets—100.0%	$86,780,844

* Non-income producing security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $2,892,484 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,798,002 and aggregate gross unrealized depreciation of $5,690,486.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$82,972,331	95.6%
Cayman Islands	2,889,406	3.3
Panama	517,835	0.6
Bermuda	438,419	0.5

Total value of investments	86,817,991	100.0
Liabilities in excess of other assets	(37,147)	(0.0)

Net Assets	$86,780,844	100.0%

3

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—6.5%
5,698	Autoliv, Inc.	$320,057
6,351	Centex Corp.	300,466
11,880	Dillard’s, Inc., Class A	356,756
12,144	Dollar Tree Stores, Inc.*	323,030
40,700	Genuine Parts Co.	1,694,748
11,556	TRW Automotive Holdings Corp.*	299,300
3,498	Whirlpool Corp.	270,011

		3,564,368

	Consumer Staples—3.4%
26,789	Del Monte Foods Co.	280,749
43,261	Estee Lauder Cos. (The), Inc., Class A	1,614,500

		1,895,249

	Financials—42.3%
5,871	A.G. Edwards, Inc.	316,799
22,080	AMBAC Financial Group, Inc.	1,835,069
7,441	American Financial Group, Inc.	313,341
65,869	AmSouth Bancorp.	1,887,806
5,579	Arch Capital Group Ltd. (Bermuda)*	339,538
9,592	Associated Banc-Corp	300,805
6,504	Assurant, Inc.	313,298
6,254	Bank of Hawaii Corp.	309,823
39,768	Cincinnati Financial Corp.	1,875,459
55,936	CNA Financial Corp.*	1,899,026
12,096	Colonial BancGroup (The), Inc.	307,238
32,383	Comerica, Inc.	1,896,025
6,227	Commerce Bancshares, Inc.	316,830
11,078	Commerce Group (The), Inc.	334,666
13,157	Conseco, Inc.*	299,980
5,562	Cullen/Frost Bankers, Inc.	326,601
6,732	Hanover Insurance Group, Inc.	311,557
31,657	Lincoln National Corp.	1,794,319
4,807	MGIC Investment Corp.	273,566
7,363	Nationwide Financial Services, Inc., Class A	331,924
14,814	Old Republic International Corp.	315,094
6,948	PMI Group (The), Inc.	295,012
7,132	Protective Life Corp.	330,283
5,218	Radian Group, Inc.	321,064
5,683	SAFECO Corp.	305,291
6,373	Stancorp Financial Group, Inc.	274,613
5,384	Torchmark Corp.	325,570
26,266	UnionBanCal Corp.	1,622,976
51,483	W.R. Berkley Corp.	1,853,388
7,391	Wilmington Trust Corp.	321,878

1

22,013	Zions Bancorp.	1,808,148

		23,356,987

	Health Care—3.2%
19,305	CIGNA Corp.	1,761,581

	Industrials—15.5%
14,145	Adesa, Inc.	288,699
5,346	Avery Dennison Corp.	313,436
3,851	Carlisle Cos., Inc.	307,656
5,406	Con-way, Inc.	267,489
7,786	Crane Co.	298,982
23,903	Eaton Corp.	1,532,182
6,279	Hubbell, Inc., Class B	295,113
5,181	Kennametal, Inc.	275,888
22,941	Paccar, Inc.	1,852,487
55,542	R.R. Donnelley & Sons Co.	1,621,271
5,852	Ryder System, Inc.	294,941
5,097	Teleflex, Inc.	290,988
6,974	Terex Corp.*	312,714
10,131	Timken (The) Co.	326,218
9,823	United Rentals, Inc.*	274,258

		8,552,322

	Information Technology—4.8%
9,766	Arrow Electronics, Inc.*	275,987
15,356	BMC Software, Inc.*	359,638
31,686	Computer Sciences Corp.*	1,660,029
16,709	Convergys Corp.*	318,808

		2,614,462

	Materials—16.6%
10,483	Bemis Co., Inc.	321,828
12,710	Commercial Metals Co.	288,390
4,995	FMC Corp.	308,142
31,559	Freeport-McMoRan Copper & Gold, Inc., Class B	1,721,858
27,544	PPG Industries, Inc.	1,695,058
7,634	Reliance Steel & Aluminum Co.	273,679
35,498	Rohm & Haas Co.	1,637,168
6,182	Sealed Air Corp.	292,038
10,173	Sonoco Products Co.	330,928
5,412	Steel Dynamics, Inc.	314,004
26,510	United States Steel Corp.	1,671,986
11,451	Valspar (The) Corp.	282,038

		9,137,117

	Telecommunication Services—0.6%
8,899	CenturyTel, Inc.	343,234

	Utilities—7.1%
59,299	PPL Corp.	2,017,352
39,605	Sempra Energy	1,911,337

		3,928,689

2

	Total Common Stocks
	(Cost $54,648,164)	55,154,009

	Money Market Fund—0.6%
335,032	AIM Liquid Asset Portfolio Private Class
	(Cost $335,032)	335,032

	Total Investments
	(Cost $54,983,196)(a)—100.6%	55,489,041
	Liabilities in excess of other assets—(0.6%)	(313,690)

	Net Assets—100.0%	$55,175,351

*Non-income producing security.

(a)  The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $505,845 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,036,907 and aggregate gross unrealized depreciation of $1,531,062.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$55,149,503	100.0%
Bermuda	339,538	0.6

Total value of investments	55,489,041	100.6
Liabilities in excess of other assets	(313,690)	(0.6)

Net Assets	$55,175,351	100.0%

3

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—17.8%
8,220	Blue Nile, Inc.*	$216,515
7,093	Bright Horizons Family Solutions, Inc.*	272,726
9,756	Christopher & Banks Corp.	275,022
5,544	Citi Trends, Inc.*	164,490
15,624	CKE Restaurants, Inc.	240,610
14,931	Dover Downs Gaming & Entertainment, Inc.	239,643
61,406	Dress Barn (The), Inc.*	1,325,141
34,227	Guess ?, Inc.*	1,458,070
7,671	Gymboree Corp.*	257,132
10,085	Hibbett Sporting Goods, Inc.*	199,280
7,951	Jackson Hewitt Tax Service, Inc.	271,368
7,168	JOS A Bank Clothiers, Inc.*	180,490
9,166	Monarch Casino & Resort, Inc.*	172,687
33,399	Morningstar, Inc.*	1,264,820
4,391	Pantry (The), Inc.*	216,432
11,249	Select Comfort Corp.*	226,667
9,711	Skechers U.S.A., Inc., Class A*	211,797
50,641	Sotheby’s	1,399,211
7,615	Steven Madden Ltd.*	254,798
2,547	Strayer Education, Inc.	275,967
40,220	Tivo, Inc.*	270,681
6,474	Tween Brands, Inc.*	240,962
7,184	Vail Resorts, Inc.*	248,351

		9,882,860

	Consumer Staples—2.9%
31,066	Longs Drug Stores Corp.	1,277,434
6,805	USANA Health Sciences, Inc.*	301,802

		1,579,236

	Energy—5.9%
76,739	Global Industries Ltd.*	1,280,007
33,825	Grey Wolf, Inc.*	259,100
30,342	Veritas DGC, Inc.*	1,737,685

		3,276,792

	Financials—8.6%
25,247	GFI Group, Inc.*	1,448,168
37,037	International Securities Exchange, Inc.	1,507,035
5,218	Portfolio Recovery Associates, Inc.*	223,435
29,545	SVB Financial Group*	1,324,207
7,262	Western Alliance Bancorp*	274,939

		4,777,784

1

	Health Care—7.0%
11,415	Alpharma, Inc., Class A	257,751
4,428	Analogic Corp.	202,537
4,941	Chemed Corp.	181,730
6,419	DJ Orthopedics, Inc.*	253,358
5,114	Haemonetics Corp.*	224,351
8,645	HealthExtras, Inc.*	224,424
13,997	Immucor, Inc.*	278,680
46,125	Medicis Pharmaceutical Corp., Class A	1,271,205
11,031	Meridian Bioscience, Inc.	231,651
8,739	Parexel International Corp.*	259,286
12,244	Sciele Pharma, Inc.*	250,267
6,750	Sirona Dental Systems, Inc.*	225,383

		3,860,623

	Industrials—25.6%
5,967	A.O. Smith Corp.	255,746
23,775	Actuant Corp., Class A	1,046,338
35,930	Administaff, Inc.	1,135,747
5,075	Advisory Board (The) Co.*	235,125
42,092	American Reprographics Co.*	1,346,102
31,510	CBIZ, Inc.*	232,544
13,788	Cenveo, Inc.*	263,764
27,322	Corrections Corporation of America*	1,491,780
30,714	EGL, Inc.*	1,348,652
25,433	Florida East Coast Industries, Inc.	1,191,282
20,214	Genlyte Group, Inc.*	1,405,884
10,390	Hub Group, Inc., Class A*	234,606
6,305	Kaydon Corp.	228,556
38,233	Kirby Corp.*	1,227,662
11,062	Labor Ready, Inc.*	180,421
2,872	Middleby Corp.*	224,648
17,337	Orbital Sciences Corp.*	310,506
14,704	Tetra Tech, Inc.*	235,705
5,120	United Industrial Corp.	230,349
5,334	Valmont Industries, Inc.	271,234
39,777	WABTEC Corp.	1,056,477

		14,153,128

	Information Technology—32.2%
14,908	Altiris, Inc.*	257,312
27,898	ANSYS, Inc.*	1,280,239
54,203	aQuantive, Inc.*	1,111,162
12,978	Blackbaud, Inc.	270,721
11,407	Brightpoint, Inc.*	167,341
30,960	Cirrus Logic, Inc.*	215,791
30,468	Cymer, Inc.*	1,191,908
7,855	Digital Insight Corp.*	185,378
30,038	Digital River, Inc.*	1,346,904
19,523	Digitas, Inc.*	161,065
7,934	Diodes, Inc.*	284,751
55,901	Finisar Corp.*	156,523
91,288	Gartner, Inc.*	1,299,941

2

56,534	Intermec, Inc.*	1,379,430
9,143	j2 Global Communications, Inc.*	256,004
28,950	Mattson Technology, Inc.*	235,653
34,734	Micros Systems, Inc.*	1,389,359
91,934	MPS Group, Inc.*	1,194,223
49,523	Omnivision Technologies, Inc.*	940,937
14,532	Power Integrations, Inc.*	231,059
4,424	Rogers Corp.*	252,168
16,588	Semtech Corp.*	213,985
9,940	Sohu.com, Inc.*	209,734
7,040	SPSS, Inc.*	190,291
65,001	Stratex Networks, Inc.*	228,154
15,311	Sykes Enterprises, Inc.*	249,876
11,701	Syntel, Inc.	244,083
6,596	Transaction Systems Architects, Inc.*	244,184
11,109	Trident Microsystems, Inc.*	191,297
17,804	TTM Technologies, Inc.*	196,556
10,639	Veeco Instruments, Inc.*	237,037
40,351	WebEx Communications, Inc.*	1,383,232
11,284	Websense, Inc.*	211,575
8,774	Wright Express Corp.*	262,781

		17,870,654

	Total Investments
	(Cost $60,368,687)(a)—100.0%	55,401,077
	Liabilities in excess of other assets—(0.0%)	(21,384)

	Net Assets—100.0%	$55,379,693

*Non-income producing security.

(a)  The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $4,967,610 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,091,763 and aggregate gross unrealized depreciation of $6,059,373.

3

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—17.2%
11,924	American Greetings Corp., Class A	$268,648
16,311	ArvinMeritor, Inc.	268,479
7,329	Brown Shoe Co., Inc.	237,313
9,364	Catalina Marketing Corp.	272,211
12,302	Cato (The) Corp., Class A	299,185
60,537	Domino’s Pizza, Inc.	1,376,611
12,029	Furniture Brands International, Inc.	241,302
7,588	Genesco, Inc.*	205,407
5,543	IHOP Corp.	251,985
6,393	Jack in the Box, Inc.*	252,140
9,983	K-Swiss, Inc., Class A	279,225
56,883	Payless ShoeSource, Inc.*	1,472,131
51,408	Ruby Tuesday, Inc.	1,128,920
32,159	Sinclair Broadcast Group, Inc., Class A	270,779
38,843	Speedway Motorsports, Inc.	1,403,009
8,693	Stage Stores, Inc.	257,834
19,480	Tempur-Pedic International, Inc.*	282,460
11,290	Tenneco, Inc.*	262,267
69,558	United Auto Group, Inc.	1,487,845
11,608	Wolverine World Wide, Inc.	295,308

		10,813,059

	Consumer Staples—2.6%
55,852	NBTY, Inc.*	1,649,310

	Energy—1.5%
8,749	Alon USA Energy, Inc.	335,349
5,506	NS Group, Inc.*	278,493
7,707	Petroleum Development Corp.*	343,270

		957,112

	Financials—33.5%
17,453	21st Century Insurance Group	269,998
17,589	Advance America Cash Advance Centers, Inc.	234,285
7,557	Advanta Corp., Class B	272,279
3,941	Alabama National BanCorp.	267,003
17,532	Alfa Corp.	288,927
8,519	Argonaut Group, Inc.*	248,414
5,971	BancFirst Corp.	284,458
6,515	Capitol Bancorp Ltd.	259,949
9,256	Chemical Financial Corp.	283,326
9,925	Chittenden Corp.	280,084
7,390	City Holding Co.	286,363
15,458	CNA Surety Corp.*	282,109
13,921	Community Bank System, Inc.	294,568

1

16,672	CVB Financial Corp.	248,246
42,176	Delphi Financial Group, Inc., Class A	1,606,484
8,240	FBL Financial Group, Inc., Class A	260,961
4,660	First Community Bancorp	255,741
7,610	First Financial Bankshares, Inc.	291,996
7,795	Frontier Financial Corp.	301,121
9,345	Greater Bay Bancorp	267,641
27,112	Hancock Holding Co.	1,398,979
9,688	Harleysville Group, Inc.	307,400
16,023	Horace Mann Educators Corp.	271,910
9,976	Independent Bank Corp.	255,485
6,426	Infinity Property & Casualty Corp.	264,044
51,931	International Bancshares Corp.	1,504,441
4,026	LandAmerica Financial Group, Inc.	256,980
7,040	Midland (The) Co.	264,000
6,562	Navigators Group, Inc.*	278,951
49,219	Ohio Casualty Corp.	1,275,756
4,087	Piper Jaffray Cos., Inc.*	209,214
31,161	ProAssurance Corp.*	1,549,013
5,697	RLI Corp.	269,354
5,681	Safety Insurance Group, Inc.	301,434
27,624	Selective Insurance Group	1,408,824
16,051	Sterling Bancshares, Inc.	314,439
8,869	Sterling Financial Corp.	283,542
49,615	Texas Regional Bancshares, Inc., Class A	1,880,904
24,372	TrustCo Bank Corp NY	268,336
11,914	United America Indemnity, Ltd., Class A (Cayman Islands)*	247,096
36,585	Zenith National Insurance Corp.	1,462,668

		21,056,723

	Industrials—14.1%
36,522	Acuity Brands, Inc.	1,597,106
5,470	Banta Corp.	193,255
46,249	CLARCOR, Inc.	1,314,859
7,685	Heidrick & Struggles International, Inc.*	248,379
113,459	IKON Office Solutions, Inc.	1,566,869
6,299	John H. Harland Co.	247,614
35,763	Mine Safety Appliances Co.	1,421,222
18,068	Republic Airways Holdings, Inc.*	300,290
8,573	Viad Corp.	278,451
26,779	Washington Group International, Inc.*	1,446,066
7,659	Watson Wyatt Worldwide, Inc., Class A	252,441

		8,866,552

	Information Technology—9.3%
11,476	CSG Systems International, Inc.*	298,835
50,878	Hyperion Solutions Corp.*	1,585,358
25,881	infoUSA, Inc.	246,387
104,930	Perot Systems Corp., Class A*	1,397,668
51,230	Reynolds & Reynolds (The) Co., Class A	1,813,030
4,852	Rofin-Sinar Technologies, Inc.*	261,183
22,293	United Online, Inc.	243,217

		5,845,678

2

	Materials—18.9%
11,281	A. Schulman, Inc.	246,828
106,670	AK Steel Holding Corp.*	1,378,176
28,601	AptarGroup, Inc.	1,472,952
7,731	Arch Chemicals, Inc.	273,987
4,226	Chaparral Steel Co.*	296,623
9,419	Gibraltar Industries, Inc.	260,247
23,392	Greif, Inc., Class A	1,618,961
30,256	H.B. Fuller Co.	1,209,635
97,658	Hercules, Inc.*	1,357,446
8,369	Metal Management, Inc.	238,349
15,370	Olin Corp.	246,381
32,233	Oregon Steel Mills, Inc.*	1,490,454
29,506	PolyOne Corp.*	246,375
36,316	Quanex Corp.	1,317,908
4	Reliance Steel & Aluminum Co.	143
7,319	Silgan Holdings, Inc.	270,876

		11,925,341

	Telecommunication Services—0.4%
8,054	Commonwealth Telephone Enterprises, Inc.	269,890

	Utilities—2.5%
36,307	Nicor, Inc.	1,590,973

	Total Common Stocks
	(Cost $62,464,831)	62,974,638

	Money Market Fund—0.2%
130,665	AIM Liquid Asset Portfolio Private Class
	(Cost $130,665)	130,665

	Total Investments
	(Cost $62,595,496)(a)—100.2%	63,105,303
	Liabilities in excess of other assets—(0.2%)	(143,316)

	Net Assets—100.0%	$62,961,987

*Non-income producing security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $509,807 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,033,181 and aggregate gross unrealized depreciation of $2,523,374.

3

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets
United States	$62,858,207	99.8%
Cayman Islands	247,096	0.4

Total value of investments	63,105,303	100.2
Liabilities in excess of other assets	(143,316)	(0.2)

Net Assets	$62,961,987	100.0%

4

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—6.1%
496	Applebee’s International, Inc.	$8,809
129	Bandag, Inc.	4,448
353	Cedar Fair, L.P.	8,938
82	Courier Corp.	2,932
1,026	Family Dollar Stores, Inc.	23,311
775	Gannett Co., Inc.	40,393
1,141	Genuine Parts Co.	47,511
1,804	Harley-Davidson, Inc.	102,828
536	Harte-Hanks, Inc.	13,073
149	Haverty Furniture Cos., Inc.	2,296
13,970	Home Depot (The), Inc.	484,898
381	John Wiley & Sons, Inc., Class A	12,603
1,269	Johnson Controls, Inc.	97,408
345	La-Z-Boy, Inc.	4,399
1,210	Leggett & Platt, Inc.	27,612
10,270	Lowe’s Cos., Inc.	291,155
212	Matthews International Corp., Class A	7,280
8,283	McDonald’s Corp.	293,134
2,449	McGraw-Hill (The) Cos., Inc.	137,879
157	Media General, Inc., Class A	5,720
325	Meredith Corp.	15,350
960	New York Times (The) Co., Class A	21,283
572	Pier 1 Imports, Inc.	3,890
273	Polaris Industries, Inc.	10,434
950	Ross Stores, Inc.	23,646
1,919	ServiceMaster (The) Co.	19,747
900	Sherwin-Williams (The) Co.	45,540
550	Stanley Works (The)	24,954
175	Superior Industries International, Inc.	3,187
350	Talbots (The), Inc.	7,221
5,772	Target Corp.	265,050
730	VF Corp.	49,509
376	Wolverine World Wide, Inc.	9,565

		2,116,003

	Consumer Staples—20.0%
610	Alberto-Culver Co.	29,731
13,744	Altria Group, Inc.	1,099,108
5,108	Anheuser-Busch Cos., Inc.	245,950
4,302	Archer-Daniels-Midland Co.	189,288
2,998	Avon Products, Inc.	86,912
807	Brown-Forman Corp., Class B	59,274
990	Clorox Co.	59,341
15,637	Coca-Cola (The) Co.	695,847
3,404	Colgate-Palmolive Co.	201,925
3,418	ConAgra Foods, Inc.	73,487

1

1,586	Hershey (The) Co.	87,182
906	Hormel Foods Corp.	34,183
3,064	Kimberly-Clark Corp.	187,057
223	Lancaster Colony Corp.	8,545
873	McCormick & Co., Inc.	30,607
10,909	PepsiCo, Inc.	691,412
22,142	Procter & Gamble (The) Co.	1,244,381
5,001	Sara Lee Corp.	84,517
1,018	SUPERVALU, Inc.	27,598
4,081	Sysco Corp.	112,636
360	Tootsie Roll Industries, Inc.	9,774
170	Universal Corp.	6,004
6,659	Walgreen Co.	311,508
27,460	Wal-Mart Stores, Inc.	1,221,971
1,826	Wm. Wrigley Jr. Co.	83,740
251	Wm. Wrigley Jr. Co., Class B	11,471

		6,893,449

	Energy—8.4%
255	Buckeye Partners LP	11,029
14,739	Chevron Corp.	969,531
27,228	Exxon Mobil Corp.	1,844,426
683	Helmerich & Payne, Inc.	18,905
392	Holly Corp.	19,835
460	TEPPCO Partners, L.P.	16,537

		2,880,263

	Financials—29.7%
135	1st Source Corp.	4,379
3,291	Aflac, Inc.	145,265
528	Alfa Corp.	8,701
4,264	Allstate (The) Corp.	242,280
695	AMBAC Financial Group, Inc.	57,761
17,118	American International Group, Inc.	1,038,550
2,287	AmSouth Bancorp.	65,545
146	Anchor BanCorp Wisconsin, Inc.	4,336
632	Arthur J. Gallagher & Co.	17,171
889	Associated Banc-Corp.	27,879
688	Astoria Financial Corp.	20,468
104	BancFirst Corp.	4,955
520	BancorpSouth, Inc.	14,222
30,401	Bank of America Corp.	1,566,565
337	Bank of Hawaii Corp.	16,695
3,563	BB&T Corp.	149,610
919	Brown & Brown, Inc.	28,847
124	Capital City Bank Group, Inc.	4,028
420	CBL & Associates Properties, Inc.	16,447
170	Chemical Financial Corp.	5,204
308	Chittenden Corp.	8,692
2,688	Chubb (The) Corp.	135,529
1,148	Cincinnati Financial Corp.	54,140
32,871	Citigroup, Inc.	1,587,999
325	City National Corp.	21,681
1,014	Colonial BancGroup (The), Inc.	25,756

2

300	Colonial Properties Trust	14,379
1,072	Comerica, Inc.	62,766
1,188	Commerce Bancorp, Inc.	40,356
444	Commerce Bancshares, Inc.	22,591
442	Commerce Group, Inc.	13,353
197	Community Bank System, Inc.	4,169
156	Community Banks, Inc.	4,037
104	Community Trust Bancorp, Inc.	3,827
832	Compass Bancshares, Inc.	49,038
372	Corus Bankshares, Inc.	8,589
364	Cullen/Frost Bankers, Inc.	21,374
502	CVB Financial Corp.	7,475
709	Doral Financial Corp.	3,630
900	Duke Realty Corp.	33,534
146	EastGroup Properties, Inc.	6,866
853	Eaton Vance Corp.	21,120
450	Erie Indemnity Co., Class A	22,298
151	Essex Property Trust, Inc.	17,681
378	F.N.B. Corp.	6,252
348	Federal Realty Investment Trust	25,247
1,141	Fidelity National Financial, Inc.	43,757
3,658	Fifth Third Bancorp	139,516
532	First BanCorp.	5,049
141	First Busey Corp.	2,941
201	First Charter Corp.	4,740
463	First Commonwealth Financial Corp.	6,014
81	First Financial Holdings, Inc.	2,628
112	First Indiana Corp.	2,808
307	First Midwest Bancorp, Inc.	10,960
114	First State Bancorp.	2,780
536	FirstMerit Corp.	11,749
671	Forest City Enterprises, Inc., Class A	33,483
1,702	Franklin Resources, Inc.	155,648
4,547	Freddie Mac	263,089
1,102	Fulton Financial Corp.	18,238
1,575	General Growth Properties, Inc.	71,883
213	Glacier Bancorp, Inc.	6,526
2,030	Golden West Financial Corp.	149,530
331	Greater Bay Bancorp	9,480
200	Harleysville Group, Inc.	6,346
179	Harleysville National Corp.	3,763
896	Health Care Property Investors, Inc.	24,568
314	Healthcare Realty Trust, Inc.	10,390
237	Hilb, Rogal & Hobbs Co.	9,599
208	Home Properties, Inc.	11,602
63	IBERIABANK Corp.	3,621
146	Independent Bank Corp.	3,739
190	Irwin Financial Corp.	3,730
2,677	KeyCorp	98,781
1,494	Kimco Realty Corp.	58,625
829	Legg Mason, Inc.	69,197
344	Lexington Corporate Properties Trust	6,852
586	Liberty Property Trust	27,454
1,532	Lincoln National Corp.	86,834
738	M&T Bank Corp.	89,977
461	Macerich (The) Co.	33,538

3

212	MAF Bancorp, Inc.	8,692
1,600	Marshall & Ilsley Corp.	75,152
881	MBIA, Inc.	51,812
683	Mercantile Bankshares Corp.	24,287
359	Mercury General Corp.	19,810
126	Midland (The) Co.	4,725
4,038	National City Corp.	145,368
306	National Penn Bancshares, Inc.	6,242
363	National Retail Properties, Inc.	7,565
3,067	North Fork Bancorp, Inc.	86,888
1,436	Northern Trust Corp.	81,996
514	Nuveen Investments, Inc.	24,410
445	Old National Bancorp	8,491
1,512	Old Republic International Corp.	32,160
89	Old Second Bancorp, Inc.	2,649
304	Pacific Capital Bancorp	8,956
92	Park National Corp.	9,346
937	People’s Bank	33,629
1,826	Popular, Inc.	32,850
5,181	Progressive (The) Corp.	125,328
1,605	ProLogis	88,837
459	Protective Life Corp.	21,256
564	Realty Income Corp.	12,904
452	Regency Centers Corp.	28,982
492	Republic Bancorp, Inc.	6,426
169	RLI Corp.	7,990
173	S&T Bancorp, Inc.	5,410
97	Sandy Spring Bancorp, Inc.	3,486
654	SEI Investments Co.	31,954
308	Shurgard Storage Centers, Inc., Class A	20,297
717	Sky Financial Group, Inc.	17,588
2,720	SLM Corp.	136,816
494	South Financial Group (The), Inc.	13,348
91	Southwest Bancorp, Inc.	2,403
112	Sovran Self Storage, Inc.	5,787
265	State Auto Financial Corp.	8,003
2,194	State Street Corp.	131,772
127	Sterling Bancorp	2,562
300	Sterling Bancshares, Inc.	5,877
191	Sterling Financial Corp.	4,131
68	Suffolk Bancorp	2,164
119	Sun Communities, Inc.	3,798
2,385	SunTrust Banks, Inc.	188,105
308	Susquehanna Bancshares, Inc.	7,447
2,074	Synovus Financial Corp.	58,611
1,742	T. Rowe Price Group, Inc.	71,962
201	Tanger Factory Outlet Centers	6,613
879	TCF Financial Corp.	23,654
1,537	TD Banknorth, Inc.	44,573
357	Texas Regional Bancshares, Inc., Class A	13,534
434	Transatlantic Holdings, Inc.	25,476
368	Trustmark Corp.	11,669
278	United Bankshares, Inc.	9,905
896	United Dominion Realty Trust, Inc.	24,954
79	Universal Health Realty Income Trust	2,571
769	Valley National Bancorp	19,971

4

572	Washington Federal, Inc.	12,796
6,432	Washington Mutual, Inc.	287,510
278	Washington Real Estate Investment Trust	10,308
353	Webster Financial Corp.	16,647
587	Weingarten Realty Investors	23,457
11,065	Wells Fargo & Co.	800,442
146	WesBanco, Inc.	4,314
46	Wesco Financial Corp.	18,170
205	Westamerica Bancorp	9,863
424	Whitney Holding Corp.	15,302
445	Wilmington Trust Corp.	19,380

		10,230,103

	Health Care—13.9%
10,185	Abbott Laboratories	486,537
293	Arrow International, Inc.	9,297
410	Beckman Coulter, Inc.	23,473
1,628	Becton Dickinson & Co.	107,318
688	C.R. Bard, Inc.	48,827
1,042	DENTSPLY International, Inc.	32,615
12,719	Eli Lilly & Co.	722,058
403	Hillenbrand Industries, Inc.	20,013
19,618	Johnson & Johnson	1,227,106
3,919	Medtronic, Inc.	197,988
14,398	Merck & Co., Inc.	579,807
172	Meridian Bioscience, Inc.	3,612
48,549	Pfizer, Inc.	1,261,789
1,318	Stryker Corp.	59,982
213	West Pharmaceutical Services, Inc.	8,264

		4,788,686

	Industrials—11.9%
4,989	3M Co.	351,226
198	A.O. Smith Corp.	8,486
322	ABM Industries, Inc.	5,313
726	Avery Dennison Corp.	42,565
90	Badger Meter, Inc.	1,958
157	Banta Corp.	5,547
329	Brady Corp., Class A	11,107
345	Briggs & Stratton Corp.	8,832
201	Carlisle Cos., Inc.	16,058
4,458	Caterpillar, Inc.	315,938
1,106	Cintas Corp.	39,042
346	CLARCOR, Inc.	9,837
2,024	Danaher Corp.	131,965
542	Donaldson Co., Inc.	17,826
1,336	Dover Corp.	62,979
2,708	Emerson Electric Co.	213,715
1,404	Expeditors International Washington, Inc.	63,840
148	Franklin Electric, Co., Inc.	7,040
2,644	General Dynamics Corp.	177,201
50,486	General Electric Co.	1,650,388
279	Harsco Corp.	22,490
359	HNI Corp.	14,579

5

3,748	Illinois Tool Works, Inc.	171,396
133	LSI Industries, Inc.	2,036
2,775	Masco Corp.	74,176
162	McGrath RentCorp	4,377
241	Mine Safety Appliances Co.	9,577
53	NACCO Industries, Inc., Class A	7,323
217	Nordson Corp.	9,874
788	Parker Hannifin Corp.	56,925
668	Pentair, Inc.	19,185
1,498	Pitney Bowes, Inc.	61,897
59	Quixote Corp.	942
118	Raven Industries, Inc.	3,518
565	Roper Industries, Inc.	25,538
267	Teleflex, Inc.	15,243
120	Tennant Co.	2,852
6,690	United Technologies Corp.	416,052
126	Universal Forest Products, Inc.	6,400
588	W.W. Grainger, Inc.	36,509

		4,101,752

	Information Technology—3.3%
3,801	Automatic Data Processing, Inc.	166,332
457	Diebold, Inc.	18,463
10,313	International Business Machines Corp.	798,328
603	Jack Henry & Associates, Inc.	11,379
2,009	Linear Technology Corp.	64,991
2,499	Paychex, Inc.	85,416

		1,144,909

	Materials—2.2%
1,465	Air Products & Chemicals, Inc.	93,657
307	Albemarle Corp.	15,479
235	AptarGroup, Inc.	12,103
694	Bemis Co., Inc.	21,306
1,687	Ecolab, Inc.	72,659
192	H.B. Fuller Co.	7,676
305	Martin Marietta Materials, Inc.	24,559
228	Myers Industries, Inc.	3,794
2,055	Nucor Corp.	109,264
1,098	PPG Industries, Inc.	67,571
2,124	Praxair, Inc.	116,480
1,462	Rohm & Haas Co.	67,427
780	RPM International, Inc.	14,617
442	Sigma-Aldrich Corp.	30,719
653	Sonoco Products Co.	21,242
668	Valspar Corp.	16,453
667	Vulcan Materials Co.	44,669

		739,675

	Telecommunication Services—2.8%
2,534	ALLTEL Corp.	139,801
25,690	AT&T, Inc.	770,443
832	CenturyTel, Inc.	32,090

6

2,257	Windstream Corp.	28,280

		970,614

	Utilities—1.6%
110	American States Water Co.	4,164
854	Aqua America, Inc.	18,617
532	Atmos Energy Corp.	15,306
218	Black Hills Corp.	7,811
126	California Water Service Group	4,612
1,615	Consolidated Edison, Inc.	75,694
482	Energen Corp.	20,543
2,600	FPL Group, Inc.	112,163
1,185	MDU Resources Group, Inc.	29,210
134	MGE Energy, Inc.	4,352
555	National Fuel Gas Co.	20,613
180	New Jersey Resources Corp.	8,987
194	Otter Tail Corp.	5,754
257	Peoples Energy Corp.	10,848
504	Piedmont Natural Gas Co., Inc.	12,973
652	Pinnacle West Capital Corp.	28,043
1,659	Progress Energy, Inc.	72,249
565	Questar Corp.	50,059
142	Southwest Water Co.	1,801
695	UGI Corp.	17,271
501	Vectren Corp.	13,933
322	WGL Holdings, Inc.	9,670
263	WPS Resources Corp.	13,563

		558,236

Total Investments
(Cost $32,865,478)(a)—99.9%	34,423,690
Other assets less liabilities—0.1%	28,816

Net Assets—100.0%	$34,452,506

(a)      The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $1,558,212 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,997,569 and aggregate gross unrealized depreciation of $439,357.

7

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.7%
	Consumer Discretionary—4.0%
1,643,187	Pier 1 Imports, Inc.	$11,173,671
601,633	ServiceMaster (The) Co.	6,190,804

		17,364,475

	Consumer Staples—8.0%
130,968	Altria Group, Inc.	10,473,511
316,401	ConAgra Foods, Inc.	6,802,622
510,926	Sara Lee Corp.	8,634,649
258,842	Universal Corp.	9,142,299

		35,053,081

	Financials—48.3%
281,995	AmSouth Bancorp.	8,081,977
327,566	Arthur J. Gallagher & Co.	8,899,968
255,779	BancorpSouth, Inc.	6,995,556
190,286	Bank of America Corp.	9,805,438
191,133	BB&T Corp.	8,025,675
179,733	Citigroup, Inc.	8,682,901
153,987	Comerica, Inc.	9,015,939
192,884	Community Trust Bancorp, Inc.	7,098,131
693,951	F.N.B. Corp.	11,477,949
199,410	Fifth Third Bancorp	7,605,497
781,447	First Commonwealth Financial Corp.	10,150,997
397,141	FirstMerit Corp.	8,705,331
344,478	Harleysville National Corp.	7,240,928
212,579	KeyCorp	7,844,165
247,206	National City Corp.	8,899,416
322,390	National Penn Bancshares, Inc.	6,576,756
393,321	Old National Bancorp	7,504,565
71,077	Park National Corp.	7,220,712
670,337	Republic Bancorp, Inc.	8,754,601
390,214	Sterling Bancorp	7,870,616
319,274	Susquehanna Bancshares, Inc.	7,720,045
291,606	Valley National Bancorp	7,573,008
291,529	Washington Federal, Inc.	6,521,504
219,781	Washington Mutual, Inc.	9,824,211
226,506	WesBanco, Inc.	6,693,252
177,725	Whitney Holding Corp.	6,414,095

		211,203,233

	Health Care—2.4%
259,701	Merck & Co., Inc.	10,458,159

1

	Materials—1.7%
388,152	RPM International, Inc.	7,273,968

	Telecommunication Services—2.7%
388,923	AT&T, Inc.	11,663,801

	Utilities—33.6%
374,355	Atmos Energy Corp.	10,770,193
229,185	Black Hills Corp.	8,211,699
259,416	Consolidated Edison, Inc.	12,158,828
200,836	FPL Group, Inc.	8,664,065
279,128	MGE Energy, Inc.	9,066,077
223,414	National Fuel Gas Co.	8,297,596
148,572	New Jersey Resources Corp.	7,418,200
281,101	Otter Tail Corp.	8,337,456
314,738	Peoples Energy Corp.	13,285,091
332,869	Piedmont Natural Gas Co., Inc.	8,568,048
262,464	Pinnacle West Capital Corp.	11,288,577
271,454	Progress Energy, Inc.	11,821,822
367,042	Vectren Corp.	10,207,438
309,281	WGL Holdings, Inc.	9,287,708
181,930	WPS Resources Corp.	9,382,130

		146,764,928

	Total Common Stocks
	(Cost $441,423,581)	439,781,645

	Money Market Fund—0.3%
1,355,234	AIM Liquid Asset Portfolio Private Class
	(Cost $1,355,234)	1,355,234

	Total Investments
	(Cost $442,778,815)(a)—101.0%	441,136,879
	Liabilities in excess of other assets—(1.0%)	(4,296,782)

	Net Assets—100.0%	$436,840,097

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $1,641,936 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $19,856,757 and aggregate gross unrealized depreciation of $21,498,693.

2

Schedule of Investments

PowerShares High Growth Rate Dividend AchieversTM Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—13.9%
2,036	Applebee’s International, Inc.	$36,159
338	Courier Corp.	12,087
7,454	Harley-Davidson, Inc.	424,878
2,223	Harte-Hanks, Inc.	54,219
30,086	Home Depot (The), Inc.	1,044,285
1,575	John Wiley & Sons, Inc., Class A	52,101
38,356	Lowe’s Cos., Inc.	1,087,393
34,398	McDonald’s Corp.	1,217,345
2,376	Pier 1 Imports, Inc.	16,157
1,138	Polaris Industries, Inc.	43,494
3,929	Ross Stores, Inc.	97,793
1,494	Wolverine World Wide, Inc.	38,007

		4,123,918

	Consumer Staples—10.0%
2,522	Alberto-Culver Co.	122,922
17,896	Archer-Daniels-Midland Co.	787,424
16,953	Sysco Corp.	467,903
26,220	Wal-Mart Stores, Inc.	1,166,790
8,881	Wm. Wrigley Jr. Co.	407,283

		2,952,322

	Financials—48.4%
13,641	Aflac, Inc.	602,114
18,825	American International Group, Inc.	1,142,113
596	Anchor BanCorp Wisconsin, Inc.	17,701
2,647	Arthur J. Gallagher & Co.	71,919
2,816	Astoria Financial Corp.	83,776
429	BancFirst Corp.	20,438
25,269	Bank of America Corp.	1,302,112
3,816	Brown & Brown, Inc.	119,784
25,248	Citigroup, Inc.	1,219,731
1,355	City National Corp.	90,392
5,013	Commerce Bancorp, Inc.	170,292
1,852	Commerce Group, Inc.	55,949
1,528	Corus Bankshares, Inc.	35,282
1,508	Cullen/Frost Bankers, Inc.	88,550
2,093	CVB Financial Corp.	31,165
2,953	Doral Financial Corp.	15,119
3,538	Eaton Vance Corp.	87,601
1,841	Erie Indemnity Co., Class A	91,222
4,769	Fidelity National Financial, Inc.	182,891
15,233	Fifth Third Bancorp	580,987
2,211	First BanCorp.	20,982
480	First State Bancorp.	11,707

1

2,800	Forest City Enterprises, Inc., Class A	139,720
18,903	Freddie Mac	1,093,728
883	Glacier Bancorp, Inc.	27,055
8,446	Golden West Financial Corp.	622,132
1,372	Greater Bay Bancorp	39,294
265	IBERIABANK Corp.	15,230
594	Independent Bank Corp.	15,212
3,526	Legg Mason, Inc.	294,315
3,050	M&T Bank Corp.	371,856
933	MAF Bancorp, Inc.	38,253
1,496	Mercury General Corp.	82,549
12,687	North Fork Bancorp, Inc.	359,423
6,286	Old Republic International Corp.	133,703
372	Old Second Bancorp, Inc.	11,071
1,277	Pacific Capital Bancorp	37,620
3,882	People’s Bank	139,325
7,611	Popular, Inc.	136,922
2,045	Republic Bancorp, Inc.	26,708
405	Sandy Spring Bancorp, Inc.	14,556
2,708	SEI Investments Co.	132,313
2,975	Sky Financial Group, Inc.	72,977
11,297	SLM Corp.	568,239
386	Southwest Bancorp, Inc.	10,194
482	Sovran Self Storage, Inc.	24,905
1,116	State Auto Financial Corp.	33,703
9,102	State Street Corp.	546,666
514	Sterling Bancorp	10,367
1,243	Sterling Bancshares, Inc.	24,350
283	Suffolk Bancorp	9,008
8,751	Synovus Financial Corp.	247,303
7,268	T. Rowe Price Group, Inc.	300,241
3,609	TCF Financial Corp.	97,118
1,499	Texas Regional Bancshares, Inc., Class A	56,827
1,524	Trustmark Corp.	48,326
26,245	Washington Mutual, Inc.	1,173,152
18,379	Wells Fargo & Co.	1,329,536
863	Westamerica Bancorp	41,519

		14,367,243

	Health Care—14.6%
1,225	Arrow International, Inc.	38,869
20,594	Johnson & Johnson	1,288,155
24,242	Medtronic, Inc.	1,224,706
715	Meridian Bioscience, Inc.	15,015
48,280	Pfizer, Inc.	1,254,797
11,108	Stryker Corp.	505,525

		4,327,067

	Industrials—4.8%
4,603	Cintas Corp.	162,486
2,257	Donaldson Co., Inc.	74,233
5,850	Expeditors International Washington, Inc.	265,999
620	Franklin Electric, Co., Inc.	29,493
15,379	Illinois Tool Works, Inc.	703,281

2

548	LSI Industries, Inc.	8,390
682	McGrath RentCorp	18,428
1,001	Mine Safety Appliances Co.	39,780
495	Raven Industries, Inc.	14,756
2,360	Roper Industries, Inc.	106,672

		1,423,518

	Information Technology—4.6%
15,864	Automatic Data Processing, Inc.	694,209
2,507	Jack Henry & Associates, Inc.	47,307
8,368	Linear Technology Corp.	270,705
10,396	Paychex, Inc.	355,335

		1,367,556

	Materials—3.8%
964	AptarGroup, Inc.	49,646
8,524	Nucor Corp.	453,221
8,844	Praxair, Inc.	485,005
1,830	Sigma-Aldrich Corp.	127,185

		1,115,057

Total Investments
(Cost $28,865,320)(a)—100.1%	29,676,681
Liabilities in excess of other assets—(0.1%)	(32,083)

Net Assets—100.0%	$29,644,598

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $811,361 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,808,256 and aggregate gross unrealized depreciation of $996,895.

3

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.7%
	Consumer Discretionary—5.7%
31,017	Luxottica Group SpA ADR	$858,861
125,428	Reed Elsevier NV ADR	3,716,432
82,321	Reed Elsevier PLC ADR	3,278,022
68,363	Thomson (The) Corp.	2,695,553
24,811	WPP Group PLC ADR	1,465,834

		12,014,702

	Consumer Staples—14.4%
82,394	British American Tobacco PLC ADR	4,433,621
69,046	Cadbury Schweppes PLC ADR	2,710,746
65,312	Diageo PLC ADR	4,592,740
81,540	Gallaher Group PLC ADR	5,406,102
67,219	Imperial Tobacco Group PLC ADR	4,386,040
177,986	Unilever NV	4,214,708
190,401	Unilever PLC ADR	4,548,680

		30,292,637

	Energy—9.3%
49,970	BP PLC ADR	3,623,824
146,839	Enbridge, Inc.	4,704,722
87,881	Eni SpA ADR	5,394,135
27,281	Imperial Oil Ltd.	988,936
78,015	Norsk Hydro ASA ADR	2,254,634
67,980	Sasol Ltd. ADR	2,491,467

		19,457,718

	Financials—42.9%
177,375	ABN AMRO Holding NV ADR	4,918,609
40,737	ACE Ltd.	2,099,178
367,469	Administradora de Fondos de Pensiones Provida SA ADR	8,984,617
89,571	Allied Irish Banks PLC ADR	4,302,991
50,272	Australia and New Zealand Banking Group Ltd. ADR	4,851,248
220,880	Banco Santander Central Hispanic SA ADR	3,324,244
54,007	Bank of Ireland ADR	3,899,305
65,934	Bank of Montreal	3,737,798
95,335	Bank of Nova Scotia	3,842,001
100,935	Barclays PLC ADR	4,775,235
54,632	Canadian Imperial Bank of Commerce	3,739,560
6,861	Everest Re Group Ltd.	649,119
61,702	HSBC Holdings PLC ADR	5,612,414
220,230	Lloyds TSB Group PLC ADR	8,862,055
74,748	Manulife Financial Corp.	2,368,017
40,124	National Australia Bank Ltd. ADR	5,489,766
44,252	PartnerRe Ltd.	2,749,377

1

57,653	RenaissanceRe Holdings Ltd.	2,987,002
105,311	Royal Bank of Canada	4,293,529
60,494	Sun Life Financial, Inc.	2,315,710
59,156	Toronto-Dominion (The) Bank	3,031,745
50,269	XL Capital Ltd., Class A	3,202,135

		90,035,655

	Health Care—3.4%
51,427	Fresenius Medical Care AG ADR	2,049,880
33,276	Novartis AG ADR	1,870,777
20,155	Novo-Nordisk A/S ADR	1,239,533
30,247	Smith & Nephew PLC ADR	1,302,133
17,150	Teva Pharmaceutical Industries Ltd. ADR	567,322

		7,029,645

	Industrials—2.7%
33,815	Canadian National Railway Co.	1,365,788
82,698	Volvo AB ADR	4,388,783

		5,754,571

	Information Technology—3.8%
16,230	CANON, Inc. ADR	1,169,858
14,214	Dassault Systemes SA ADR	739,270
323,447	Nam Tai Electronics, Inc.	5,534,179
11,664	SAP AG ADR	532,228

		7,975,535

	Materials—2.7%
56,089	Compania de Minas Buenaventura SA ADR	1,632,751
44,689	CRH PLC ADR	1,463,565
181,640	Sappi Ltd. ADR	2,555,674

		5,651,990

	Telecommunication Services—4.2%
599,151	Telstra Corp. Ltd. ADR	8,735,622

	Utilities—10.6%
46,250	Consolidated Water Co., Inc.	1,097,050
68,935	E.ON AG ADR	2,769,119
203,193	Endesa SA ADR	6,924,817
190,634	Huaneng Power International, Inc. ADR	4,973,641
113,958	National Grid PLC ADR	6,450,023

		22,214,650

	Total Investments
	(Cost $205,073,581)(a)—99.7%	209,162,725
	Other assets less liabilities—0.3%	596,097

	Net Assets—100.0%	$209,758,822

2

ADR American Depositary Receipt.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $4,089,144 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $8,480,967 and aggregate gross unrealized depreciation of $4,391,823.

COUNTRY BREAKDOWN

July 31, 2006

	Value	Total Net Assets

United Kingdom	$61,447,469	29.3%
Canada	33,083,360	15.8
Australia	19,076,635	9.1
Netherlands	12,849,749	6.1
Spain	10,249,061	4.9
Ireland	9,665,861	4.6
Chile	8,984,617	4.3
Cayman Islands	6,398,363	3.0
Bermuda	6,385,498	3.0
Italy	6,252,997	3.0
Germany	5,351,227	2.6
British Virgin Islands	5,534,178	2.5
South Africa	5,047,142	2.4
China	4,973,641	2.4
Sweden	4,388,783	2.1
Norway	2,254,633	1.1
Switzerland	1,870,777	0.9
Peru	1,632,751	0.8
Denmark	1,239,533	0.6
Japan	1,169,858	0.6
France	739,270	0.3
Israel	567,322	0.3

Total value of investments	209,162,725	99.7
Other assets less liabilities	596,097	0.3

Net Assets	$209,758,822	100.0%

3

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Aerospace/Defense—50.4%
13,248	Alliant Techsystems, Inc.*	$1,061,695
8,308	Argon ST, Inc.*	205,955
13,306	Armor Holdings, Inc.*	687,388
70,667	Boeing Co.	5,471,039
15,017	DRS Technologies, Inc.	695,137
7,651	EDO Corp.	171,688
9,562	Esterline Technologies Corp.*	404,759
20,801	GenCorp, Inc.*	305,983
66,903	General Dynamics Corp.	4,483,839
46,604	Goodrich Corp.	1,881,403
5,509	Herley Industries, Inc.*	59,112
45,611	L-3 Communications Holdings, Inc.	3,359,250
71,576	Lockheed Martin Corp.	5,703,176
15,688	Moog, Inc., Class A*	544,217
5,930	MTC Technologies, Inc.*	119,964
60,195	Northrop Grumman Corp.	3,984,307
20,707	Orbital Sciences Corp.*	370,862
85,055	Raytheon Co.	3,833,429
62,514	Rockwell Collins, Inc.	3,336,372
12,878	Teledyne Technologies, Inc.*	491,424
4,278	United Industrial Corp.	192,467
94,294	United Technologies Corp.	5,864,144

		43,227,610

	Auto Manufacturers—1.4%
27,692	Oshkosh Truck Corp.	1,187,433

	Computers—5.8%
11,489	CACI International, Inc., Class A*	647,405
61,003	Computer Sciences Corp.*	3,195,947
11,043	Intergraph Corp.*	392,358
7,890	Mercury Computer Systems, Inc.*	106,042
4,825	SI International, Inc.*	131,626
20,971	SRA International, Inc., Class A*	507,288

		4,980,666

	Electronics—7.3%
3,426	American Science & Engineering, Inc.*	173,732
35,459	Cogent, Inc.*	501,745
10,052	Cubic Corp.	201,643
25,999	Flir Systems, Inc.*	624,236
34,330	Garmin Ltd. (Cayman Islands)	3,261,007
6,238	OSI Systems, Inc.*	112,222

1

23,340	Taser International, Inc.*	168,515
20,549	Trimble Navigation Ltd.*	986,968
10,937	Viisage Technology, Inc.*	189,429

		6,219,497

	Engineering & Construction—0.9%
19,241	URS Corp.*	761,944

	Media—13.1%
235,598	DIRECTV Group (The), Inc.*	4,016,946
110,880	EchoStar Communications Corp., Class A*	3,886,344
528,144	Sirius Satellite Radio, Inc.*	2,218,205
97,179	XM Satellite Radio Holdings, Inc., Class A*	1,127,276

		11,248,771

	Metal Fabricate/Hardware—3.7%
5,275	Ladish Co., Inc.*	179,350
50,915	Precision Castparts Corp.	3,037,080

		3,216,430

	Miscellaneous Manufacturing—10.9%
9,902	Ceradyne, Inc.*	484,109
137,217	Honeywell International, Inc.	5,310,297
69,572	ITT Industries, Inc.	3,516,865

		9,311,271

	Packaging & Containers—1.8%
39,379	Ball Corp.	1,508,216

	Software—0.4%
12,545	Mantech International Corp.*	353,644

	Telecommunications—4.1%
60,040	Andrew Corp.*	507,338
4,425	Applied Signal Technology, Inc.	67,791
8,145	Essex Corp.*	125,107
50,500	Harris Corp.	2,300,275
5,552	KVH Industries, Inc.*	66,402
10,363	SafeNet, Inc.*	176,586
10,433	ViaSat, Inc.*	257,695

		3,501,194

	Total Investments
	(Cost $83,039,316)(a)—99.8%	85,516,676
	Other assets less liabilities—0.2%	168,971

	Net Assets—100.0%	$85,685,647

* Non-income producing security.

2

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $2,477,360 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $6,473,510 and aggregate gross unrealized depreciation of $3,996,150.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$82,255,669	96.0%
Cayman Islands	3,261,007	3.8

Total value of investments	85,516,676	99.8
Other assets less liabilities	168,971	0.2

Net Assets	$85,685,647	100.0%

3

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—4.7%
107,556	Brilliance China Automotive Holdings Ltd. ADR	$1,690,780
68,130	China Automotive Systems, Inc.*	478,954
43,713	Deswell Industries, Inc.	392,980
121,812	Focus Media Holding Ltd. ADR*	7,626,650
55,942	Radica Games Ltd.	634,382

		10,823,746
	Consumer Staples—0.1%
150,234	New Dragon Asia Corp.*	202,816

	Energy—16.2%
190,829	China Petroleum and Chemical Corp. ADR	10,976,484
128,259	CNOOC Ltd. ADR	11,012,318
135,327	PetroChina Co. Ltd. ADR	15,481,409

		37,470,211

	Financials—5.1%
174,673	China Life Insurance Co. Ltd. ADR	11,799,161

	Health Care—1.2%
80,219	China Medical Technologies, Inc. ADR*	1,758,400
101,945	Sinovac Biotech Ltd.*	207,968
209,149	Tiens Biotech Group USA, Inc.*	840,779

		2,807,147

	Industrials—10.1%
81,532	51job, Inc. ADR*	1,700,758
143,309	China Bak Battery, Inc.	763,837
142,697	China Eastern Airlines Corp. Ltd. ADR	2,069,107
256,499	China Southern Airlines Co. Ltd. ADR	2,911,264
103,616	China Yuchai International Ltd.*	505,646
254,234	Guangshen Railway Co. Ltd. ADR	5,102,476
396,095	Suntech Power Holdings Co. Ltd. ADR*	10,270,742

		23,323,830

	Information Technology—23.1%
252,149	Actions Semiconductor Co. LTD.	1,918,854
397,830	ASAT Holdings Ltd. ADR*	206,872
129,438	AsiaInfo Holdings, Inc.*	538,462
97,286	Baidu.com ADR*	6,994,863
327,372	CDC Corp., Class A*	1,519,006
59,419	China Finance Online Co. Ltd. ADR*	314,921
93,797	Comtech Group, Inc.*	992,372
93,609	Ctrip.com International Ltd. ADR*	4,738,020
73,657	eLong, Inc. ADR*	1,068,763
67,166	INTAC International, Inc.*	434,564
131,012	International DisplayWorks, Inc.*	623,617
101,484	KongZhong Corp. ADR*	638,334

1

127,558	Nam Tai Electronics, Inc.	2,182,517
382,742	Netease.com, Inc. ADR*	6,621,437
102,595	Ninetowns Digital World Trade Holdings Ltd. ADR*	502,716
31,929	PacificNet, Inc.*	194,448
90,728	Qiao Xing Universal Telephone, Inc.*	945,386
1,074,179	Semiconductor Manufacturing International Corp. ADR*	7,089,580
209,049	Shanda Interactive Entertainment Ltd. ADR*	3,150,368
156,945	SINA Corp.*	3,352,345
108,052	Sohu.com, Inc.*	2,279,897
70,913	The9 Ltd. ADR*	1,735,241
155,655	Tom Online, Inc. ADR*	1,790,033
355,032	UTStarcom, Inc.*	2,950,316
126,769	Webzen, Inc. ADR	548,910

		53,331,842

	Materials—12.9%
140,079	Aluminum Corp. of China Ltd. ADR	9,425,916
211,102	Sinopec Shanghai Petrochemical Co. Ltd. ADR	10,261,669
286,861	Yanzhou Coal Mining Co. Ltd. ADR	10,169,222

		29,856,807

	Telecommunication Services—21.9%
501,645	China Mobile (Hong Kong) Ltd. ADR	16,218,182
294,153	China Netcom Group Corp. (Hong Kong) Ltd. ADR	10,821,889
165,152	China Techfaith Wireless Communication Technology Ltd. ADR*	1,677,944
324,737	China Telecom Corp. Ltd. ADR	10,687,095
1,175,568	China Unicom Ltd. ADR	10,674,157
64,140	Hurray! Holding Co. Ltd. ADR*	323,266
74,405	Linktone Ltd. ADR*	301,340

		50,703,873

	Utilities—4.6%
406,063	Huaneng Power International, Inc. ADR	10,594,184

	Total Common Stocks (Cost $234,458,192)	230,913,617

	Money Market Fund—0.1%
253,121	AIM Liquid Asset Portfolio Private Class (Cost $253,121)	253,121

	Total Investments
	(Cost $234,711,313)(a)—100.0%	231,166,738
	Liabilities in excess of other assets—(0.0%)	(46,009)

	Net Assets—100.0%	$231,120,729

ADR American Depositary Receipt.

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $3,544,575 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $18,934,518 and aggregate gross unrealized depreciation of $22,479,093.

2

COUNTRY BREAKDOWN
July 31, 2006

		Total
	Value	Net Assets

China	$99,792,908	43.2%
Cayman Islands	64,985,532	28.1
Hong Kong	48,726,546	21.1
United States	10,553,183	4.6
Virgin Islands	3,520,883	1.5
Bermuda	2,830,808	1.2
South Korea	548,910	0.2
Antigua	207,968	0.1

Total value of investments	231,166,738	100.0
Liabilities in excess of other assets	(46,009)	(0.0)

Net Assets	$231,120,729	100.0%

3

Schedule of Investments

PowerShares Lux Nanotech Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Automobile Manufacturers—2.9%
33,094	Toyota Motor Corp. ADR (Japan)	$3,482,151

	Biotechnology—3.5%
1,893,988	BioSante Pharmaceuticals, Inc.*	4,166,774

	Chemicals—13.0%
52,284	Air Products & Chemicals, Inc.	3,342,516
43,136	BASF AG ADR (Germany)	3,472,017
79,539	E.I. du Pont de Nemours & Co.	3,154,517
220,788	Symyx Technologies*	5,433,592

		15,402,642

	Commercial Services—9.4%
1,780,769	Altair Nanotechnologies, Inc. (Canada)*	5,413,538
1,060,417	Arrowhead Research Corp.*	5,705,043

		11,118,581

	Computers—9.1%
834,286	Cambridge Display Technology, Inc.*	4,196,459
101,802	Hewlett-Packard Co.	3,248,502
42,432	International Business Machines Corp.	3,284,661

		10,729,622

	Electronics—11.3%
233,887	FEI Co.*	5,094,059
385,678	NVE Corp.*	8,315,218

		13,409,277

	Energy-Alternate Sources—4.1%
207,233	Headwaters, Inc.*	4,795,372

	Healthcare-Products—3.6%
1,032,846	Immunicon Corp.*	4,203,683

	Investment Companies—4.4%
510,299	Harris & Harris Group, Inc.	5,245,874

	Miscellaneous Manufacturing—10.4%
41,316	3M Co.	2,908,646
98,892	General Electric Co.	3,232,779
956,339	Nanophase Technologies Corp.*	6,216,204

		12,357,629

1

	Pharmaceuticals—21.4%
216,985	Abraxis BioScience, Inc.*	4,350,549
731,477	Accelrys, Inc.*	4,571,731
307,578	Elan Corp. PLC ADR (Ireland)*	4,718,247
297,307	Flamel Technologies ADR (France)*	5,440,718
415,052	NUCRYST Pharmaceuticals Corp. (Canada)*	6,192,575

		25,273,820

	Semiconductors—7.1%
180,142	Intel Corp.	3,242,556
229,930	Veeco Instruments, Inc.*	5,122,840

		8,365,396
	Total Investments
	(Cost $128,279,344)(a)—100.2%	118,550,821
	Liabilities in excess of other assets—(0.2%)	(186,181)

	Net Assets—100.0%	$118,364,640

ADR American Depositary Receipt.

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $9,728,523 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $5,130,127 and aggregate gross unrealized depreciation of $14,858,650.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$89,831,575	76.0%
Canada	11,606,113	9.8
France	5,440,718	4.6
Ireland	4,718,247	4.0
Japan	3,482,151	2.9
Germany	3,472,017	2.9

Total value of investments	118,550,821	100.2
Liabilities in excess of other assets	(186,181)	(0.2)

Net Assets	$118,364,640	100.0%

2

Schedule of Investments

PowerShares Value Line TimelinessTM Select Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—16.2%
141,302	Circuit City Stores, Inc.	$3,461,899
173,547	Dress Barn (The), Inc.*	3,745,144
64,328	Group 1 Automotive, Inc.	3,944,593
119,156	Gymboree (The) Corp.*	3,994,109
201,736	News Corp., Class B	4,058,929
171,568	Select Comfort Corp.*	3,457,095
79,431	Thor Industries, Inc.	3,402,824
131,415	Walt Disney (The) Co.	3,901,711

		29,966,304

	Consumer Staples—4.4%
95,750	Archer-Daniels-Midland Co.	4,213,000
87,104	Hansen Natural Corp.*	4,005,913

		8,218,913

	Energy—4.1%
143,087	Norsk Hydro ASA ADR (Norway)	4,135,214
74,758	Weatherford International Ltd. (Bermuda)*	3,501,665

		7,636,879

	Industrials—25.3%
87,656	C.H. Robinson Worldwide, Inc.	4,012,892
59,240	CSX Corp.	3,594,683
121,611	General Cable Corp.*	4,341,512
97,735	Honeywell International, Inc.	3,782,345
80,155	Joy Global, Inc.	3,007,416
96,357	Kaydon Corp.	3,492,941
85,464	Manitowoc Co. (The), Inc.	3,355,317
89,762	McDermott International, Inc. (Panama)*	4,087,761
77,023	Monster Worldwide, Inc.*	3,080,920
133,449	Swift Transportation Co., Inc.*	3,569,761
70,502	Thomas & Betts Corp.*	3,336,860
123,545	United Rentals, Inc.*	3,449,376
111,013	Waste Management, Inc.	3,816,627

		46,928,411

	Information Technology—40.7%
116,842	Agilent Technologies, Inc.*	3,322,986
122,590	Akamai Technologies, Inc.*	4,858,242
419,270	Amkor Technology, Inc.*	2,591,089
249,661	AVX Corp.	3,779,868
163,585	Benchmark Electronics, Inc.*	3,980,023
175,079	Brightpoint, Inc.*	2,568,409

1

79,333	CheckFree Corp.*	3,530,319
64,637	Cognizant Technology Solutions Corp., Class A*	4,233,077
131,457	CommScope, Inc.*	4,105,402
122,779	Hewlett-Packard Co.	3,917,878
276,877	Integrated Device Technology, Inc.*	4,283,287
365,171	Micrel, Inc.*	3,900,026
118,765	Network Appliance, Inc.*	3,526,133
165,642	NVIDIA Corp.*	3,665,657
141,149	Omnivision Technologies, Inc.*	2,681,831
226,016	Palm, Inc.*	3,369,899
97,299	Plexus Corp.*	2,424,691
254,142	RSA Security, Inc.*	7,009,236
171,149	Technitrol, Inc.	4,241,072
193,555	Western Digital Corp.*	3,394,955

		75,384,080

	Materials—9.4%
81,492	Alcan, Inc. (Canada)	3,729,074
148,283	AMCOL International Corp.	3,435,717
112,879	Arch Chemicals, Inc.	4,000,432
33,985	Carpenter Technology Corp.	3,344,124
78,520	Eagle Materials, Inc.	2,823,579

		17,332,926

	Total Investments
	(Cost $195,250,129)(a)—100.1%	185,467,513
	Liabilities in excess of other assets—(0.1%)	(113,514)

	Net Assets—100.0%	$185,353,999

ADR  American Depositary Receipt.

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $9,782,616 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,454,206 and aggregate gross unrealized depreciation of $17,236,822.

2

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$170,013,799	91.7%
Norway	4,135,214	2.2
Panama	4,087,761	2.2
Canada	3,729,074	2.0
Bermuda	3,501,665	2.0

Total value of investments	185,467,513	100.1
Liabilities in excess of other assets	(113,514)	(0.1)

Net Assets	$185,353,999	100.0%

3

Schedule of Investments

PowerShares Water Resources Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Biotechnology—3.4%
512,566	Millipore Corp.*	$32,112,260

	Chemicals—1.4%
196,749	Ashland, Inc.	13,085,776

	Electric—1.5%
333,169	Suez SA ADR (France)	13,846,504

	Electrical Components & Equipment—1.3%
156,868	Emerson Electric Co.	12,380,023

	Electronics—6.7%
951,449	Badger Meter, Inc.	20,703,530
229,575	Itron, Inc.*	10,684,421
1,076,581	Watts Water Technologies, Inc., Class A	31,360,804

		62,748,755

	Engineering & Construction—9.9%
1,544,551	Insituform Technologies, Inc., Class A*	33,285,074
1,266,661	Layne Christensen Co.*	36,783,835
585,918	URS Corp.*	23,202,353

		93,271,262

	Environmental Control—10.5%
3,922,065	Calgon Carbon Corp.	23,767,714
1,842,824	Nalco Holding Co.*	31,051,585
5,751,721	Synagro Technologies, Inc.	22,834,332
1,327,063	Tetra Tech, Inc.*	21,272,820

		98,926,451

	Hand/Machine Tools—3.5%
694,372	Franklin Electric Co., Inc.	33,031,276

	Healthcare-Products—4.2%
443,969	IDEXX Laboratories, Inc.*	39,291,257

	Machinery-Diversified—5.3%
254,079	Flowserve Corp.*	13,161,292
288,850	IDEX Corp.	12,550,533
924,181	Lindsay Manufacturing Co.	24,731,083

		50,442,908

1

	Metal Fabricate/Hardware—6.2%
2,004,364	Mueller Water Products, Inc. ADR*	31,769,169
521,809	Valmont Industries, Inc.	26,533,988

		58,303,157

	Miscellaneous Manufacturing—19.9%
163,325	3M Co.	11,498,080
224,877	Ameron International Corp.	12,667,321
523,341	Danaher Corp.	34,121,834
390,929	General Electric Co.	12,779,469
656,088	ITT Industries, Inc.	33,165,249
1,145,053	Pall Corp.	29,862,982
948,959	Pentair, Inc.	27,254,102
287,425	Roper Industries, Inc.	12,991,610
154,955	Siemens AG ADR (Germany)	12,509,517

		186,850,164

	Water—26.1%
872,432	American States Water Co.	33,021,551
1,379,569	Aqua America, Inc.	30,074,604
906,923	California Water Service Group	33,193,381
1,420,700	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	35,517,499
1,187,051	Consolidated Water Co., Ltd. (Cayman Islands)	28,156,850
2,222,504	Southwest Water Co.	28,181,351
1,303,508	United Utilities PLC ADR (United Kingdom)	32,066,297
466,895	Veolia Environnement ADR (France)	25,609,191

		245,820,724

	Total Investments
	(Cost $991,144,057)(a)—99.9%	940,110,517
	Other assets less liabilities—0.1%	1,027,485

	Net Assets—100.0%	$941,138,002

ADR American Depositary Receipt.

* Non-income producing security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $51,033,540 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $28,199,752 and aggregate gross unrealized depreciation of  $79,233,292.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$792,404,659	84.2%
France	39,455,695	4.2
Brazil	35,517,499	3.8
United Kingdom	32,066,297	3.4
Cayman Islands	28,156,850	3.0
Germany	12,509,517	1.3

Total value of investments	940,110,517	99.9
Other assets less liabilities	1,027,485	0.1

Net Assets	$941,138,002	100.0%

2

Schedule of Investments

PowerShares Wilderhill Clean Energy Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.8%
	Agriculture—2.5%
408,755	Andersons (The), Inc.	$15,279,262

	Auto Parts & Equipment—2.1%
1,295,552	IMPCO Technologies, Inc.*	13,072,120

	Chemicals—7.8%
248,313	Air Products & Chemicals, Inc.	15,874,650
2	BOC Group PLC ADR (United Kingdom)	120
298,421	Praxair, Inc.	16,365,407
706,725	Zoltek Cos., Inc.*	16,311,213

		48,551,390

	Computers—4.3%
1,776,570	Echelon Corp.*	14,177,029
713,865	Maxwell Technologies, Inc.*	12,892,402

		27,069,431

	Electric—10.2%
394,686	IDACORP, Inc.	14,713,894
559,399	Ormat Technologies, Inc.	20,692,169
623,634	Puget Energy, Inc.	13,850,911
316,004	Scottish Power PLC ADR (United Kingdom)	14,299,181

		63,556,155

	Electrical Components & Equipment—20.2%
4,686,051	Active Power, Inc.*	14,245,595
783,303	American Power Conversion Corp.	13,222,155
1,650,916	American Superconductor Corp.*	15,188,427
5,470,626	Capstone Turbine Corp.*	10,011,246
948,421	Color Kinetics, Inc.*	16,379,231
3,469,044	Distributed Energy Systems Corp.*	14,327,152
403,362	Energy Conversion Devices, Inc.*	13,573,131
3	Intermagnetics General Corp.*	81
682,432	Medis Technologies Ltd.*	15,149,990
1,409,946	Ultralife Batteries, Inc.*	13,634,178

		125,731,186

	Electronics—7.8%
262,770	Itron, Inc.*	12,229,316
267,314	KYOCERA Corp. ADR (Japan)	21,815,495
3,096,239	Mechanical Technology, Inc.*	7,121,350
2,464,222	UQM Technologies, Inc.*	7,762,299

		48,928,460

1

	Energy-Alternate Sources—26.4%
2,228,775	Ballard Power Systems, Inc. (Canada)*	13,751,542
1,605,365	Evergreen Solar, Inc.*	15,138,592
1,469,317	FuelCell Energy, Inc.*	12,974,069
4,995,762	Hydrogenics Corp. (Canada)*	8,842,499
730,635	MGP Ingredients, Inc.	16,826,523
749,010	Pacific Ethanol, Inc.*	14,043,938
2,724,063	Plug Power, Inc.*	11,005,215
4,755,989	Quantum Fuel Systems Technologies Worldwide, Inc.*	14,363,087
739,334	Sunpower Corp., Class A*	23,606,934
732,787	Suntech Power Holdings Co. Ltd. ADR (Cayman Islands)*	19,001,166
616,361	Verasun Energy Corp*	15,100,845

		164,654,410

	Semiconductors—18.5%
1,245,769	Applied Materials, Inc.	19,608,404
644,030	Cree, Inc.*	12,706,712
1,454,820	Cypress Semiconductor Corp.*	22,098,716
2,269,497	Emcore Corp.*	16,022,649
377,981	International Rectifier Corp.*	13,475,023
581,310	MEMC Electronic Materials, Inc.*	17,683,450
885,018	Power Integrations, Inc.*	14,071,786

		115,666,740

	Common Stocks (Cost $724,936,941)	622,509,154

	Money Market Fund—0.1%
945,930	AIM Liquid Asset Portfolio Private Class (Cost $945,930)	945,930

	Total Investments
	(Cost $725,882,871)(a)—99.9%	623,455,084
	Other assets less liabilities—0.1%	424,468

	Net Assets—100.0%	$623,879,552

ADR – American Depositary Receipt.

* Non-income producing security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $102,427,787 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,789,687 and aggregate gross unrealized depreciation of $110,217,474.

2

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$545,745,081	87.5%
Canada	22,594,041	3.6
Japan	21,815,495	3.5
Cayman Islands	19,001,166	3.0
United Kingdom	14,299,301	2.3

Total value of investments	623,455,084	99.9
Other assets less liabilities	424,468	0.1

Net Assets	$623,879,552	100%

3

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.5%
	Consumer Discretionary—14.5%
14,314	Aftermarket Technology Corp.*	$312,904
15,287	Ambassadors International, Inc.	380,188
26,032	Audiovox Corp.*	326,181
6,244	Avatar Holdings, Inc.*	350,725
25,586	Bakers Footwear Group, Inc.*	301,659
13,097	Benihana, Inc., Class A*	286,824
16,260	Bon-Ton Stores (The), Inc.	401,134
21,328	Books-A-Million, Inc.	324,825
7,988	Cavco Industries, Inc.*	261,607
14,881	Charlotte Russe Holdings, Inc.*	389,585
37,750	Cobra Electronics Corp.	315,213
9,245	Deckers Outdoor Corp.*	394,207
20,761	Delta Apparel, Inc.	362,072
18,125	Dover Downs Gaming & Entertainment, Inc.	290,906
48,090	Franklin Covey Co.*	283,250
26,356	FTD Group, Inc.*	382,689
25,383	Gaiam, Inc., Class A*	342,417
39,332	GameTech International, Inc.	336,289
13,259	GenTek, Inc.*	394,455
36,696	G-III Apparel Group Ltd.*	385,308
62,444	Harris Interactive, Inc.*	355,306
22,666	Haverty Furniture Cos., Inc.	349,283
57,660	Home Solutions of America, Inc.*	325,779
21,207	Hooker Furniture Corp.	327,648
21,774	Iconix Brand Group, Inc.*	304,836
33,331	IMPCO Technologies, Inc.*	336,310
58,917	InfoSonics Corp.*	523,773
38,318	Interstate Hotels & Resorts, Inc.*	380,881
17,720	JAKKS Pacific, Inc.*	292,203
32,520	K2, Inc.*	342,110
43,711	Krispy Kreme Doughnuts, Inc.*	370,232
16,422	Lifetime Brands, Inc.	333,859
34,101	Luby’s, Inc.*	296,338
13,584	MarineMax, Inc.*	285,943
14,962	McCormick & Schmick’s Seafood Restaurants, Inc.*	288,916
17,192	Miller Industries, Inc.*	317,192
10,137	Mothers Work, Inc.*	353,984
15,489	Movado Group, Inc.	348,967
6,812	National Presto Industries, Inc.	368,120
20,923	O’Charley’s, Inc.*	334,768
14,070	Perry Ellis International, Inc.*	363,850
104,655	Quantum Fuel Systems Technologies Worldwide, Inc.*	316,058
32,479	Red Lion Hotels Corp.*	315,371
24,816	Rex Stores Corp.*	347,176
29,884	Ryan’s Restaurant Group, Inc.*	470,973
32,033	Sharper Image Corp.*	345,636
14,922	Shoe Carnival, Inc.*	328,135

1

96,424	Silverleaf Resorts, Inc.*	323,985
63,336	Six Flags, Inc.*	334,414
29,884	Source Interlink Cos., Inc.*	343,666
23,153	Spartan Motors, Inc.	378,783
12,002	Steven Madden Ltd.*	401,587
18,531	StoneMor Partners LP	379,886
26,965	Stride Rite (The) Corp.	341,377
19,463	Superior Industries International, Inc.	354,421
19,342	Syms Corp.	358,407
50,118	Tweeter Home Entertainment Group, Inc.*	189,947
22,950	United Retail Group, Inc.*	330,939
26,397	West Marine, Inc.*	333,922

		20,217,419

	Consumer Staples—2.1%
8,556	Andersons (The), Inc.	319,823
15,003	Imperial Sugar Co.	359,172
20,923	Ingles Markets, Inc., Class A	419,506
15,327	MGP Ingredients, Inc.	352,981
20,842	Premium Standard Farms, Inc.	352,230
35,520	PriceSmart, Inc.*	430,502
53,280	Schiff Nutrition International, Inc.*	362,304
21,126	Smart & Final, Inc.*	328,087

		2,924,605

	Energy—6.2%
10,867	Adams Resources & Energy, Inc.	438,701
26,194	Allis-Chalmers Energy, Inc.*	414,913
8,718	Atlas Pipeline Partners, LP	380,889
29,479	Bolt Technology Corp.*	415,654
44,887	Brigham Exploration Co.*	322,289
18,409	Callon Petroleum Co.*	343,328
11,556	Dawson Geophysical Co.*	376,726
17,801	Edge Petroleum Corp.*	377,203
33,371	Exploration Co. of Delaware (The), Inc.*	403,789
25,464	Genesis Enery LP	346,310
17,760	Gulf Island Fabrication, Inc.	440,625
13,786	GulfMark Offshore, Inc.*	437,016
32,236	Gulfport Energy Corp.*	394,246
26,275	Harvest Natural Resources, Inc.*	367,587
31,101	Matrix Service Co.*	374,456
101,654	Meridian Resource Corp. (The)*	360,872
27,857	Mitcham Industries, Inc.*	371,891
45,090	Ngas Resources, Inc. (Canada)*	401,752
24,329	NGP Capital Resources Co.	328,928
10,705	PHI, Inc.*	337,850
18,287	T-3 Energy Services, Inc.*	400,120
33,128	TGC Industries, Inc.*	329,624
18,774	Willbros Group, Inc. (Panama)*	321,035

		8,685,804

Financials—20.4%
64,715	Aether Holdings, Inc.*	400,586

2

22,748	Affirmative Insurance Holdings, Inc.	356,916
10,461	Agree Realty Corp.	348,979
14,314	American Campus Communities, Inc.	362,717
6,772	American Physicians Capital, Inc.*	313,814
21,572	American Safety Insurance Holdings Ltd. (Bermuda)*	365,645
42,860	Anworth Mortgage Asset Corp.	338,165
22,748	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	373,067
9,245	Banner Corp.	360,463
10,015	Berkshire Hills Bancorp, Inc.	349,423
32,682	Boykin Lodging Co.*	351,005
31,182	Capital Lease Funding, Inc.	342,690
3,406	Capital Southwest Corp.	361,751
9,975	Capital Trust, Inc., Class A	342,941
30,614	Cardinal Financial Corp.	326,651
24,167	Cedar Shopping Centers, Inc.	366,372
14,395	CentraCore Properties Trust	370,815
23,964	CFS Bancorp, Inc.	358,501
13,340	Citizens First Bancorp, Inc.	323,895
26,965	Clark, Inc.	325,468
9,529	Columbia Banking Systems, Inc.	297,591
10,178	Community Trust Bancorp, Inc.	374,550
8,758	Crescent Banking Co.	350,758
21,045	Direct General Corp.	349,137
18,328	Donegal Group, Inc., Class A	355,930
36,939	Eagle Hospitality Properties Trust, Inc.	340,947
21,369	Education Realty Trust, Inc.	333,997
12,367	EMC Insurance Group, Inc.	361,364
9,448	EZCORP, Inc., Class A*	393,320
12,854	Federal Agricultural Mortgage Corp., Class C	344,873
38,845	Fieldstone Investment Corp.	351,547
14,638	First Merchants Corp.	342,383
15,449	First Place Financial Corp.	359,344
11,962	First Potomac Realty Trust	338,405
14,962	First State Bancorp.	364,923
13,543	FirstBank NW Corp.	371,484
18,287	FLAG Financial Corp.	455,713
9,164	FPIC Insurance Group, Inc.*	354,189
17,638	Franklin Bank Corp.*	342,354
18,977	Gladstone Commercial Corp.	367,395
13,746	Gramercy Capital Corp.	351,348
38,318	Hersha Hospitality Trust	353,675
6,204	IBERIABANK Corp.	356,544
22,829	Kite Realty Group Trust	352,251
21,531	KNBT Bancorp, Inc.	342,558
15,935	LTC Properties, Inc.	351,685
38,440	Luminent Mortgage Capital, Inc.	370,946
32,317	MarketAxess Holdings, Inc.*	328,341
42,778	Meadowbrook Insurance Group, Inc.*	414,947
27,451	Medallion Financial Corp.	336,000
19,017	Mercer Insurance Group, Inc.	378,438
51,740	MFA Mortgage Investments, Inc.	354,936
53,686	NetBank, Inc.	295,273
29,641	NorthStar Realty Finance Corp.	357,470
12,246	NYMAGIC, Inc.	384,279
9,759	Oppenheimer Holdings, Inc., Class A (Canada)	284,865
27,897	Oriental Financial Group, Inc.	350,665

3

31,182	Partners Trust Financial Group, Inc.	329,282
11,029	PICO Holdings, Inc.*	363,295
11,678	Pinnacle Financial Partners, Inc.*	392,848
34,547	PMA Capital Corp., Class A*	344,434
25,951	ProCentury Corp.	378,625
26,924	Provident New York Bancorp	363,205
8,799	Renasant Corp.	393,051
43,549	Rewards Network, Inc.*	195,971
15,287	SCPIE Holdings, Inc.*	350,072
22,099	SeaBright Insurance Holdings, Inc.*	287,287
22,139	Sizeler Property Investors, Inc.	357,545
13,949	Southwest Bancorp, Inc.	368,393
10,097	Stifel Financial Corp.*	335,220
14,760	SWS Group, Inc.	384,793
12,651	Texas United Bancshares, Inc.	410,778
10,543	TierOne Corp.	358,673
11,759	Tower Group, Inc.	353,005
17,071	United America Indemnity Ltd. (Cayman Islands)*	354,053
29,641	United Community Financial Corp.	388,890
22,383	Willow Grove Bancorp, Inc.	361,038
24,370	Windrose Medical Properties Trust	361,895
29,033	Winston Hotels, Inc.	357,106
59,890	Winthrop Realty Trust	371,917

		28,315,665

	Health Care—7.9%
13,584	Air Methods Corp.*	261,492
33,331	Albany Molecular Research, Inc.*	299,979
23,599	Alnylam Pharmaceuticals, Inc.*	301,359
30,736	Arena Pharmaceuticals, Inc.*	318,118
68,689	Avigen, Inc.*	372,294
66,256	BioScrip, Inc.*	263,036
34,871	Bradley Pharmaceuticals, Inc.*	353,592
66,377	Bruker Biosciences Corp.*	387,642
34,628	Capital Senior Living Corp.*	353,552
49,915	Cerus Corp.*	299,989
19,544	Cross Country Healthcare, Inc.*	349,251
73,960	Encore Medical Corp.*	462,990
32,155	Five Star Quality Care, Inc.*	347,274
196,618	Generex Biotechnology Corp.*	287,062
42,576	Hanger Orthopedic Group, Inc.*	309,102
33,209	HMS Holdings Corp.*	372,605
35,764	IntegraMed America, Inc.*	357,640
113,697	I-trax, Inc.*	378,611
9,691	Kendle International, Inc.*	281,717
28,911	Merge Technologies, Inc.*	205,268
11,637	Molecular Devices Corp.*	268,698
15,327	National Dentex Corp.*	351,755
70,595	Novavax, Inc.*	273,203
64,472	Panacos Pharmaceuticals, Inc.*	309,466
24,734	PDI, Inc.*	377,936
28,505	Pediatric Services of America, Inc.*	356,313
37,467	Quidel Corp.*	357,435
17,801	Res-Care, Inc.*	338,575
102,830	Rita Medical Systems, Inc.*	359,905

4

67,797	Savient Pharmaceuticals, Inc.*	400,002
64,107	Vical, Inc.*	304,508
21,977	Zevex International, Inc.*	367,455
10,867	Zoll Medical Corp.*	382,084

		11,009,908

	Industrials—17.0%
28,546	Accuride Corp.*	314,006
5,312	Ameron International Corp.	299,225
12,408	Ampco-Pittsburgh Corp.	391,100
13,584	AZZ, Inc.*	407,520
65,891	Baldwin Technology Company, Inc., Class A	349,881
24,897	Bowne & Co., Inc.	345,321
26,235	BTU International, Inc.*	279,140
47,320	C&D Technologies, Inc.	335,972
156,070	Capstone Turbine Corp.*	285,608
9,002	Cascade Corp.	333,074
48,009	CBIZ, Inc.*	354,306
12,286	CDI Corp.	240,191
16,138	Celadon Group, Inc.*	283,545
22,220	Central Parking Corp.	341,744
11,678	CIRCOR International, Inc.	325,232
16,381	Columbus McKinnon Corp.*	308,454
24,897	Comfort Systems USA, Inc.	342,832
23,153	Cornell Companies, Inc.*	381,793
23,396	Covenant Transport, Inc., Class A*	306,956
18,166	Cubic Corp.	364,410
68,810	Distributed Energy Systems Corp.*	284,185
19,220	Ducommun, Inc.*	345,768
22,220	Electro Rent Corp.*	329,523
18,085	Ennis, Inc.	350,849
21,045	Exponent, Inc.*	331,669
15,287	First Advantage Corp., Class A*	299,319
32,276	Frozen Food Express Industries, Inc.*	295,648
13,949	Gehl Co.*	385,271
21,491	Hi-Shear Technology Corp.	293,137
13,868	Hurco Cos., Inc.	289,980
14,516	ICT Group, Inc.*	361,448
14,719	Insteel Industries, Inc.	304,683
9,367	International Aluminum Corp.	350,326
26,559	International Shipholding Corp.*	338,893
15,489	Kadant, Inc.*	323,875
19,544	Kaman Corp.	358,632
28,343	Key Technology, Inc.*	351,632
14,678	L.B. Foster Co., Class A*	358,877
9,488	Ladish Co., Inc.*	322,592
12,529	Lamson & Sessions (The) Co.*	351,188
12,570	Layne Christensen Co.*	365,033
19,544	LMI Aerospace, Inc.*	446,386
22,099	M&F Worldwide Corp.*	380,324
28,830	Mac-Gray Corp.*	323,761
14,273	Maritrans, Inc.	325,995
16,381	Marten Transport Ltd.*	254,233
36,128	Mesa Air Group, Inc.*	305,643
52,551	Modtech Holdings, Inc.*	346,837

5

38,724	On Assignment, Inc.*	331,090
12,327	PAM Transportation Services*	350,826
4,095	Patriot Transportation Holding, Inc.*	274,611
25,383	Portec Rail Products, Inc.	306,373
14,881	Powell Industries, Inc.*	348,662
11,759	PW Eagle, Inc.	341,599
34,020	RailAmerica, Inc.*	341,561
13,624	Robbins & Myers, Inc.	365,123
19,585	Rush Enterprises, Inc., Class A*	360,364
12,935	Saia, Inc.*	364,638
33,452	Simclar, Inc.*	306,086
90,788	Sitel Corp.*	291,429
39,007	Spherion Corp.*	296,453
12,894	Sterling Construction Co., Inc.*	340,144
11,881	Superior Essex, Inc.*	364,747
49,550	Supreme Industries, Inc., Class A	331,985
18,531	Tecumseh Products Co., Class A*	328,925
14,192	Tennant Co.	337,344
15,489	Todd Shipyards Corp.	333,788
22,504	Tredegar Corp.	356,013
11,637	Twin Disc, Inc.	378,901
13,178	U.S. Xpress Enterprises, Inc.*	306,520
15,165	Vitran Corporation, Inc. (Canada)*	313,309

		23,636,508

	Information Technology—25.2%
40,548	24/7 Real Media, Inc.*	321,546
25,302	Acacia Research - Acacia Technologies*	305,142
24,816	Actel Corp.*	336,505
78,055	Actividentity Corp.*	371,542
81,989	Adaptec, Inc.*	360,752
26,883	Advanced Energy Industries, Inc.*	347,866
56,119	Agile Software Corp.*	329,419
19,788	Agilysys, Inc.	310,078
245,398	Alliance Fiber Optic Products, Inc.*	336,195
52,956	ANADIGICS, Inc.*	292,317
17,355	Anaren, Inc.*	310,134
61,552	Avici Systems, Inc.*	534,886
109,845	AXT, Inc.*	311,960
40,021	CalAmp Corp.*	251,732
76,515	Captaris, Inc.*	350,439
43,022	Carrier Access Corp.*	331,269
80,894	CDC Corp., Class A (Cayman Islands)*	375,348
60,498	ChipMOS Technologies Ltd. (Bermuda)*	358,148
54,010	Ciber, Inc.*	351,065
75,379	Computer Horizons Corp.*	342,974
23,883	CTS Corp.	344,154
68,283	Datalink Corp.*	580,405
28,384	Digi International, Inc.*	355,084
40,792	Ditech Networks, Inc.*	331,231
47,523	Echelon Corp.*	379,234
80,894	ECtel Ltd. (Israel)*	347,035
51,294	Edgewater Technology, Inc.*	308,790
19,788	Electro Scientific Industries, Inc.*	347,873
19,788	EMS Technologies, Inc.*	304,735

6

31,425	ePlus, Inc.*	287,853
26,802	Exar Corp.*	347,086
57,781	Exfo Electro-Optical Engineering, Inc. (Canada)*	300,461
12,732	Forrester Research, Inc.*	339,944
51,658	FSI International, Inc.*	300,650
39,981	GigaMedia Ltd. (Singapore)*	350,234
41,440	GSI Group, Inc. (Canada)*	339,808
38,075	Hypercom Corp.*	357,905
13,259	Integral Systems, Inc.	395,383
64,593	Integrated Silicon Solutions, Inc.*	338,467
39,535	Internet Capital Group, Inc.*	348,699
41,481	Interwoven, Inc.*	393,240
25,383	JDA Software Group, Inc.*	392,675
34,507	Keynote Systems, Inc.*	364,739
83,773	Leadis Technology, Inc.*	350,171
27,492	Lightbridge, Inc.*	317,533
27,248	MapInfo Corp.*	312,262
87,219	McDATA Corp., Class A*	279,101
32,439	Merix Corp.*	340,934
87,868	MIVA, Inc.*	267,997
45,495	MoSys, Inc.*	326,654
114,427	MRV Communications, Inc.*	272,336
35,845	Nanometrics, Inc.*	339,452
36,615	Napco Security Systems, Inc.*	389,217
28,951	Neoware, Inc.*	358,413
33,087	Ness Technologies, Inc.*	365,280
39,899	Netscout Systems, Inc.*	256,551
36,858	NU Horizons Electronics Corp.*	439,716
13,381	Open Solutions, Inc.*	369,985
19,423	Oplink Communications, Inc.*	289,403
177,034	Optical Communication Products, Inc.*	315,121
20,031	OSI Systems, Inc.*	360,358
6,244	OYO Geospace Corp.*	336,801
37,467	Pacific Internet Ltd. (Singapore)*	355,937
41,684	PC-Tel, Inc.*	388,078
55,429	Pegasystems, Inc.	360,843
103,763	Pemstar, Inc.*	375,622
44,157	Perceptron, Inc.*	355,464
42,860	Pericom Semiconductor Corp.*	360,024
29,560	Planar Systems, Inc.*	312,154
29,114	PLX Technology, Inc.*	266,975
36,331	Qiao Xing Universal Telephone, Inc. (British Virgin Islands)*	378,569
16,219	RadiSys Corp.*	342,059
31,263	Radyne Corp.*	349,520
57,214	Relm Wireless Corp.*	431,966
24,532	Rudolph Technologies, Inc.*	341,240
74,122	S1 Corp.*	318,725
164,748	Safeguard Scientifics, Inc.*	332,791
51,131	SeaChange International, Inc.*	338,487
87,665	Silicon Storage Technology, Inc.*	348,907
39,575	SonicWALL, Inc.*	395,750
11,070	SPSS, Inc.*	299,222
34,999	Staktek Holdings, Inc.*	215,594
16,300	Standard Microsystems Corp.*	433,254
37,264	Stellent, Inc.	350,282
51,942	Stratos International, Inc.*	332,429

7

56,768	SumTotal Systems, Inc.*	309,386
8,921	Supertex, Inc.*	296,534
22,018	Sykes Enterprises, Inc.*	359,334
18,774	SYNNEX Corp.*	386,369
28,059	Telvent GIT, S.A. (Spain)*	402,366
174,439	Terabeam, Inc.*	341,900
17,760	TESSCO Technologies, Inc.*	363,192
36,696	Tollgrade Communications, Inc.*	340,539
79,799	Triquint Semiconductor, Inc.*	376,651
24,572	TTM Technologies, Inc.*	271,275
24,410	Vignette Corp.*	317,086
23,477	Viisage Technology, Inc.*	406,622
87,422	WatchGuard Technologies, Inc.*	358,430
36,047	webMethods, Inc.*	268,190
70,067	White Electronic Designs Corp.*	349,634
18,612	Woodhead Industries, Inc.	356,234
21,693	Zygo Corp.*	336,458

		35,096,379

	Materials—4.6%
11,029	A. M. Castle & Co.	364,839
17,071	Brush Engineered Materials, Inc.*	393,828
46,590	Buckeye Technologies, Inc.*	349,425
72,338	ICO, Inc.*	349,393
13,989	Innospec, Inc.	345,109
38,480	Landec Corp.*	372,871
40,994	Mercer International, Inc.*	372,226
20,720	Myers Industries, Inc.	344,781
40,913	North American Palladium Ltd. (Canada)*	293,755
14,070	Northwest Pipe Co.*	379,609
8,799	Novamerican Steel, Inc. (Canada)*	305,237
10,056	Olympic Steel, Inc.	353,670
22,302	Rock-Tenn Co., Class A	383,371
18,287	Steel Technologies, Inc.	424,441
11,272	Stepan Co.	338,160
12,164	Universal Stainless & Alloy Products, Inc.*	336,456
32,195	US Concrete, Inc.*	280,418
17,882	Wheeling-Pittsburgh Corp.*	396,265

		6,383,854

	Telecommunication Services—0.7%
64,472	@Road, Inc.*	281,743
15,571	CT Communications, Inc.	388,963
57,497	Talk America Holdings, Inc.*	340,957

		1,011,663

	Utilities—0.9%
9,975	American States Water Co.	377,554
16,868	Cascade Natural Gas Corp.	437,218
29,722	Southwest Water Co.	376,875

		1,191,647

8

Total Investments
(Cost $140,999,022)(a)—99.5%	138,473,452
Other assets less liabilities—0.5%	679,774

Net Assets—100.0%	$139,153,226

* Non-income producing security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $2,525,570 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $8,575,760 and aggregate gross unrealized depreciation of  $11,101,330.

COUNTRY BREAKDOWN
July 31, 2006

		Total
	Value	Net Assets

United States	$132,252,828	95.0%
Canada	2,239,187	1.6
Cayman Islands	729,401	0.5
Bermuda	723,793	0.5
Singapore	706,171	0.5
Panama	694,102	0.5
Spain	402,366	0.3
British Virgin Islands	378,569	0.3
Israel	347,035	0.3

Total value of investments	138,473,452	99.5
Other assets less liabilities	679,774	0.5

Net Assets	$139,153,226	100.0%

9

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.4%
	Consumer Discretionary—18.3%
9,962	American Ecology Corp.	$216,474
11,834	American Greetings Corp., Class A	266,620
7,473	Arbitron, Inc.	273,587
12,321	Arctic Cat, Inc.	217,712
9,228	Bob Evans Farms, Inc.	254,139
7,007	Brown Shoe Co., Inc.	226,887
8,251	Build-A-Bear-Workshop, Inc.*	173,931
7,914	Carter’s, Inc.*	172,604
16,835	CKE Restaurants, Inc.	259,259
16,299	Directed Electronics, Inc.*	188,579
11,321	Dolby Laboratories, Inc.*	226,986
10,538	Dress Barn (The), Inc.*	227,410
31,802	Entravision Communications Corp.*	247,420
6,724	Guess?, Inc.*	286,442
55,176	Harris Interactive, Inc.*	313,951
5,561	IHOP Corp.	252,803
17,400	JO-ANN Stores, Inc.*	247,080
7,535	Keystone Automotive Industries, Inc.*	321,367
9,292	K-Swiss, Inc., Class A	259,897
30,147	Lin TV Corp., Class A*	198,367
7,864	Lithia Motors, Inc., Class A	221,608
12,666	LKQ Corp.*	283,718
9,776	Lone Star Steakhouse & Saloon, Inc.	228,661
8,135	MarineMax, Inc.*	171,242
7,519	Men’s Wearhouse (The), Inc.	233,916
19,145	Monaco Coach Corp.	203,894
3,927	Nutri/System, Inc.*	207,817
8,100	OfficeMax, Inc.	332,990
22,153	Outdoor Channel Holdings, Inc.*	232,385
4,026	Pantry (The), Inc.*	198,442
11,602	Payless Shoesource, Inc.*	300,260
16,553	PetMed Express, Inc.*	193,174
6,629	Phillips-Van Heusen Corp.	235,528
10,904	Priceline.com, Inc.*	293,100
16,553	Retail Ventures, Inc.*	285,705
8,887	Sotheby’s	245,548
16,867	Stein Mart, Inc.	217,416
6,180	Steiner Leisure Ltd. (Bahamas)*	248,312
12,690	Technical Olympic USA, Inc.	151,519
12,630	Tupperware Brands Corp.	217,994
21,320	ValueVision Media, Inc., Class A*	229,403
8,333	VistaPrint Ltd. (Bermuda)*	184,326
7,471	Volcom, Inc.*	150,391
46,348	Wet Seal (The), Inc., Class A*	214,591
15,369	World Wrestling Entertainment, Inc.	250,822
8,200	Zumiez, Inc.*	245,426

		10,809,703

1

	Consumer Staples—2.4%
5,410	Central Garden & Pet Co.*	213,911
7,799	Imperial Sugar Co.	186,708
14,063	Inter Parfums, Inc.	256,650
5,621	Longs Drug Stores Corp.	231,136
15,996	Premium Standard Farms, Inc.	270,332
9,111	Tootsie Roll Industries, Inc.	247,364

		1,406,101

	Energy—8.0%
6,360	Atlas Pipeline Partners, LP	277,868
5,852	ATP Oil & Gas Corp.*	240,517
8,872	Bill Barrett Corp.*	274,322
3,641	Crosstex Energy, Inc.	359,402
3,702	Dril-Quip, Inc.*	312,782
8,022	General Martime Corp. (Marshall Islands)	291,199
9,856	Goodrich Petroleum Corp.*	334,611
7,421	Hornbeck Offshore Services, Inc.*	257,880
26,439	Input/Output, Inc.*	259,895
9,705	Knightsbridge Tankers Ltd. (Bermuda)	279,116
11,537	Parallel Petroleum Corp.*	287,964
3,687	Penn Virginia Corp.	251,675
9,624	RPC, Inc.	221,352
7,979	Trico Marine Services, Inc.*	292,430
6,943	Tsakos Energy Navigation Ltd. (Bermuda)	310,422
16,910	Union Drilling, Inc.*	254,665
20,984	USEC, Inc.	220,962

		4,727,062

	Financials—14.0%
16,594	21st Century Insurance Group	256,709
7,675	American Home Mortgage Investment Corp.	268,011
5,515	American Physicians Capital, Inc.*	255,565
7,636	Argonaut Group, Inc.*	222,666
10,398	BancorpSouth, Inc.	284,385
8,105	Cash America International, Inc.	277,596
12,981	Community Bank System, Inc.	274,678
7,963	Corus Bankshares, Inc.	183,866
7,630	Delphi Financial Group, Inc., Class A	290,627
3,713	Downey Financial Corp.	246,358
15,882	F.N.B. Corp.	262,688
7,920	FBL Financial Group, Inc., Class A	250,826
6,123	First Republic Bank	260,411
16,656	Flagstar Bancorp, Inc.	242,511
6,671	FPIC Insurance Group, Inc.*	257,834
3,758	Greenhill & Co., Inc.	217,814
8,884	Harleysville Group, Inc.	281,889
5,943	Infinity Property & Casualty Corp.	244,198
15,901	Knight Capital Group, Inc., Class A*	263,003
18,861	LaBranche & Co., Inc.*	186,347
3,841	LandAmerica Financial Group, Inc.	245,171

2

6,002	Lazard Ltd., Class A (Bermuda)	234,378
14,175	Nara Bancorp, Inc.	260,962
5,633	Navigators Group, Inc.*	239,459
24,117	Ocwen Financial Corp.*	334,744
8,988	Ohio Casualty Corp.	232,969
17,544	Phoenix (The) Cos., Inc.	238,598
3,812	Piper Jaffray Cos., Inc.*	195,136
11,472	Scottish RE Group Ltd. (Cayman Islands)	45,773
15,658	SeaBright Insurance Holdings, Inc.*	203,554
4,788	Selective Insurance Group	244,188
16,719	Tradestation Group, Inc.*	244,432
6,845	Trammell Crow Co.*	235,879
7,495	Whitney Holding Corp.	270,495

		8,253,720

	Health Care—11.8%
6,214	Adams Respiratory Therapeutics, Inc.*	277,890
30,319	Align Technology, Inc.*	204,956
10,152	Alpharma, Inc., Class A	229,232
4,224	Analogic Corp.	193,206
9,364	Aspect Medical Systems, Inc.*	137,183
41,902	AVI BioPharma, Inc.*	118,583
11,462	Candela Corp.*	178,807
5,644	Computer Programs & Systems, Inc.	208,207
17,591	Connetics Corp.*	168,522
6,897	Datascope Corp.	211,945
11,374	Given Imaging Ltd. (Israel)*	187,898
26,544	Idenix Pharmaceuticals, Inc.*	242,878
8,872	Inventiv Health, Inc.*	247,529
31,061	Isis Pharmaceuticals, Inc.*	186,677
6,414	Kyphon, Inc.*	218,461
4,745	LCA-Vision, Inc.	204,747
50,762	Lexicon Genetics, Inc.*	223,860
9,856	LifeCell Corp.*	281,585
8,973	Martek Biosciences Corp.*	250,616
7,065	Neurometrix, Inc.*	231,873
24,837	OraSure Technologies, Inc.*	231,978
28,779	Pain Therapeutics, Inc.*	239,729
9,535	Per-Se Technologies, Inc.*	227,600
11,967	Sciele Pharma, Inc.*	244,605
28,321	Solexa, Inc.*	250,924
16,563	Tanox, Inc.*	236,188
14,797	Thoratec Corp.*	204,199
16,953	TriZetto Group (The), Inc.*	229,883
8,074	United Surgical Partners International, Inc.*	199,428
14,889	Valeant Pharmaceuticals International	257,282
7,972	Vital Images, Inc.*	181,124
13,019	Zymogenetics, Inc.*	245,669

		6,953,264

	Industrials—19.2%
5,620	A.O. Smith Corp.	240,873
9,989	AAR Corp.*	236,540
15,494	ABM Industries, Inc.	255,651

3

19,063	AirTran Holdings, Inc.*	239,050
7,021	Alaska Air Group, Inc.*	260,690
2,552	AMERCO, Inc.*	225,086
3,109	American Science & Engineering, Inc.*	157,657
9,621	Applied Industrial Technologies, Inc.	224,362
10,660	ASV, Inc.*	162,672
10,804	Beacon Roofing Supply, Inc.*	197,605
17,591	BlueLinx Holdings, Inc.	209,685
5,134	Bucyrus International Inc., Class A	250,077
12,367	Builders FirstSource, Inc.*	214,815
31,954	CBIZ, Inc.*	235,821
17,476	Central Parking Corp.	268,781
7,615	CLARCOR, Inc.	216,494
9,260	Clean Harbors, Inc.*	341,602
9,773	Coinstar, Inc.*	238,363
5,097	Consolidated Graphics, Inc.*	250,721
4,721	CoStar Group, Inc.*	204,750
5,474	Dollar Thrifty Automotive Group*	245,016
4,799	DRS Technologies, Inc.	222,146
6,979	Dynamic Materials Corp.	214,674
5,325	EMCOR Group, Inc.*	274,344
6,356	Encore Wire Corp.*	225,574
7,226	EnPro Industries, Inc.*	226,029
14,228	Federal Signal Corp.	212,424
4,767	Florida East Coast Industries, Inc.	223,286
4,569	Franklin Electric, Co., Inc.	217,347
16,751	Fuel-Tech N.V. (Netherlands)*	190,291
8,442	General Cable Corp.*	301,380
3,868	Genlyte Group, Inc.*	269,019
8,125	Heico Corp.	250,656
7,370	Heidrick & Struggles International, Inc.*	238,198
10,840	Hub Group, Inc., Class A*	244,767
27,277	Jacuzzi Brands, Inc.*	229,127
17,029	Orbital Sciences Corp.*	304,990
13,931	Pike Electric Corp.*	250,897
16,430	Quanta Services, Inc.*	262,223
10,967	Robbins & Myers, Inc.	293,917
25,189	Spherion Corp.*	191,436
7,319	Teledyne Technologies, Inc.*	279,293
20,756	TeleTech Holdings, Inc.*	261,526
5,389	Toro (The) Co.	223,158
12,899	UAP Holding Corp.	254,110
4,056	United Industrial Corp.	182,479
8,108	Viad Corp.	263,348
12,918	Vicor Corp.	147,911

		11,330,861

	Information Technology—16.2%
48,192	Adaptec, Inc.*	212,045
7,571	Advent Software, Inc.*	236,367
38,235	Agile Software Corp.*	224,439
12,065	Ansoft Corp.*	250,711
10,634	aQuantive, Inc.*	217,997
28,842	Ariba, Inc.*	224,968
13,844	ASM International N.V. (Netherlands)*	215,136

4

19,567	AudioCodes Ltd. (Israel)*	189,800
10,114	Checkpoint Systems, Inc.*	166,881
8,064	CommScope, Inc.*	251,839
9,368	Comtech Telecommunications Corp.*	260,056
15,316	Covansys Corp.*	227,136
28,291	Ditech Networks, Inc.*	229,723
24,953	ECI Telecom Ltd. (Israel)*	167,185
4,044	Equinix, Inc.*	211,825
9,580	FileNET Corp.*	304,835
26,623	GSI Group, Inc. (Canada)*	218,309
15,220	I2 Technologies, Inc.*	190,250
10,442	InfoSpace, Inc.*	230,351
3,974	Itron, Inc.*	184,950
26,360	IXYS Corp.*	247,784
14,468	Knot, Inc. (The)*	275,760
12,054	LoJack Corp.*	190,574
12,247	Marchex, Inc., Class B*	156,149
13,982	Mercury Computer Systems, Inc.*	187,918
40,135	Microtune, Inc.*	233,184
35,965	MIPS Technologies, Inc.*	227,658
14,012	MRO Software, Inc.*	295,932
11,803	Nam Tai Electronics, Inc. (British Virgin Islands)	201,949
6,618	Netlogic Microsystems, Inc.*	162,141
20,563	Netratings, Inc.*	255,598
20,772	Nuance Communications, Inc.*	192,349
8,605	Park Electrochemical Corp.	211,941
13,990	Photon Dynamics, Inc.*	148,574
20,083	PLX Technology, Inc.*	184,161
22,282	Presstek, Inc.*	178,924
20,500	Radiant Systems, Inc.*	224,885
16,461	Sykes Enterprises, Inc.*	268,644
10,643	Technitrol, Inc.	263,734
6,672	Transaction Systems Architects, Inc.*	246,997
6,919	Travelzoo, Inc.*	204,526
16,390	TTM Technologies, Inc.*	180,946
13,569	Ultratech, Inc.*	205,435
20,675	United Online, Inc.	225,564

		9,586,130

	Materials—6.2%
11,132	A. Schulman, Inc.	243,568
5,573	Albemarle Corp.	280,991
9,247	AMCOL International Corp.	214,253
26,892	Caraustar Industries, Inc.*	189,858
38,180	Coeur D’ALENE Mines Corp.*	182,500
14,236	Glatfelter	222,082
5,095	H.B. Fuller Co.	203,698
7,912	Headwaters, Inc.*	183,084
5,241	NewMarket Corp.	260,897
12,969	Olin Corp.	207,893
8,458	Olympic Steel, Inc.	297,467
30,011	PolyOne Corp.*	250,592
6,863	Silgan Holdings, Inc.	254,000
9,142	Symyx Technologies*	224,985
4,700	Texas Industries, Inc.	232,086
10,455	Zoltek Cos., Inc.*	241,301

		3,689,255

5

	Utilities—3.3%
6,678	American States Water Co.	252,762
13,493	EL Paso Electric Co.*	295,767
7,815	Laclede Group (The), Inc.	259,692
7,790	Ormat Technologies, Inc.	288,152
8,928	Otter Tail Corp.	264,804
7,336	Peoples Energy Corp.	309,653
7,996	UIL Holdings Corp.	278,501

		1,949,331

	Total Investments
	(Cost $65,040,947)(a)—99.4%	58,705,427
	Other assets less liabilities—0.6%	345,166

	Net Assets—100.0%	$59,050,593

*Non-income producing security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $6,335,520 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,916,371 and aggregate gross unrealized depreciation of $8,251,891.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets
United States	$55,741,333	94.4%
Bermuda	1,008,242	1.7
Israel	544,883	0.9
Netherlands	405,427	0.7
Marshall Islands	291,199	0.5
Bahamas	248,312	0.4
Canada	218,309	0.4
Virgin Islands	201,949	0.3
Cayman Islands	45,773	0.1

Total value of investments	58,705,427	99.4
Other assets less liabilities	345,166	0.6

Net Assets	$59,050,593	100.0%

6

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Biotechnology—50.6%
149,006	Amgen, Inc.*	$10,391,677
509,804	Applera Corp. - Celera Genomics Group*	6,882,354
218,149	Biogen Idec, Inc.*	9,188,436
541,383	Exelixis, Inc.*	4,818,309
125,687	Genentech, Inc.*	10,158,023
514,969	Human Genome Sciences, Inc.*	5,000,349
275,357	ICOS Corp.*	6,289,154
794,387	Isis Pharmaceuticals, Inc.*	4,774,266
323,537	MedImmune, Inc.*	8,211,369
672,178	Millennium Pharmaceuticals, Inc.*	6,600,788
178,959	Myogen, Inc.*	5,522,675
213,452	Myriad Genetics, Inc.*	5,255,188
462,570	Regeneron Pharmaceuticals, Inc.*	6,318,706
348,449	Telik, Inc.*	5,909,695
165,707	Vertex Pharmaceuticals, Inc.*	5,554,499

		100,875,488

	Chemicals—5.1%
147,333	Sigma-Aldrich Corp.	10,239,644

	Electronics—16.1%
342,799	Applera Corp. - Applied Biosystems Group	11,020,987
99,056	Dionex Corp.*	5,482,750
128,471	Varian, Inc.*	5,778,626
243,073	Waters Corp.*	9,888,210

		32,170,573

	Healthcare-Products—2.6%
103,952	Techne Corp.*	5,165,375

	Pharmaceuticals—25.7%
235,175	Adolor Corp.*	5,627,738
273,204	Alkermes, Inc.*	4,688,181
179,375	Gilead Sciences, Inc.*	11,027,975
139,120	ImClone Systems, Inc.*	4,521,400
521,203	Medarex, Inc.*	4,873,248
197,971	New River Pharmaceuticals, Inc.*	4,838,411
397,193	Tanox, Inc.*	5,663,972
236,877	Theravance, Inc.*	5,611,616
580,744	ViroPharma, Inc.*	4,518,188

		51,370,729

	Total Investments
	(Cost $217,330,507)(a)—100.1%	199,821,809
	Liabilities in excess of other assets—(0.1%)	(158,306)

	Net Assets—100.0%	$199,663,503

1

* Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $17,508,698 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $6,163,832 and aggregate gross unrealized depreciation of $23,672,530.

2

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.6%
	Building Materials—18.9%
13,474	American Standard Cos., Inc.	$520,500
10,550	Lennox International, Inc.	240,646
3,418	Martin Marietta Materials, Inc.	275,217
5,136	NCI Buildings Systems, Inc.*	240,057
8,641	Simpson Manufacturing Co., Inc.	241,948
4,613	Universal Forest Products, Inc.	234,294
3,424	USG Corp.*	158,737

		1,911,399

	Commercial Services—3.0%
19,253	Quanta Services, Inc.*	307,278

	Distribution/Wholesale—2.2%
10,459	Building Materials Holding Corp.	224,136

	Engineering & Construction—18.5%
6,611	EMCOR Group, Inc.*	340,599
6,449	Fluor Corp.	566,415
7,446	Granite Construction, Inc.	323,827
4,054	Jacobs Engineering Group, Inc.*	336,441
5,758	Washington Group International, Inc.*	310,932

		1,878,214

	Forest Products & Paper—2.5%
12,771	Louisiana-Pacific Corp.	255,420

	Home Builders—21.1%
24,370	Champion Enterprises, Inc.*	161,573
10,985	KB Home	467,082
491	NVR, Inc.*	243,045
17,348	Pulte Homes, Inc.	494,418
6,219	Ryland Group, Inc.	254,046
20,065	Toll Brothers, Inc.*	513,063

		2,133,227

	Iron/Steel—3.0%
11,032	Gibraltar Industries, Inc.	304,814

	Machinery-Construction & Mining—11.1%
7,841	Caterpillar, Inc.	555,692
13,927	JLG Industries, Inc.	252,079
6,966	Terex Corp.*	312,355

		1,120,126

1

	Machinery-Diversified—5.6%
6,858	Manitowoc (The) Co., Inc.	269,245
2,185	NACCO Industries, Inc., Class A	301,902

		571,147

	Metal Fabricate/Hardware—3.3%
6,537	Valmont Industries, Inc.	332,406

	Retail—10.4%
15,088	Home Depot, Inc.	523,704
18,870	Lowe’s Cos., Inc.	534,965

		1,058,669
	Total Investments
	(Cost $11,855,821)(a)—99.6%	10,096,836
	Other assets less liabilities—0.4%	35,843

	Net Assets—100.0%	$10,132,679

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $1,758,985 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $389,863 and aggregate gross unrealized depreciation of $2,148,848.

2

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Gas - Distribution—3.1%
91,336	Energen Corp.	$3,892,740

	Oil Companies - Exploration & Production—57.3%
112,129	Anadarko Petroleum Corp.	5,128,780
68,567	Cabot Oil & Gas Corp.	3,616,909
101,071	Chesapeake Energy Corp.	3,325,236
97,555	Devon Energy Corp.	6,305,955
87,435	EOG Resources, Inc.	6,483,305
58,419	Houston Exploration (The) Co.*	3,730,637
57,322	Kerr-McGee Corp.	4,024,004
72,086	Noble Energy, Inc.	3,648,272
45,833	Penn Virginia Corp.	3,128,561
86,055	Petroleum Development Corp.*	3,832,890
75,573	Pioneer Natural Resources Co.	3,427,236
119,642	Range Resources Corp.	3,363,137
96,693	Southwestern Energy Co.*	3,326,239
78,894	St. Mary Land & Exploration Co.	3,392,442
74,680	Swift Energy Co.*	3,584,640
53,307	Ultra Petroleum Corp. (Canada)*	3,121,658
79,260	W&T Offshore, Inc.	2,699,596
136,745	XTO Energy, Inc.	6,425,648

		72,565,145

	Oil Companies - Integrated—19.8%
92,977	Chevron Corp.	6,116,027
90,330	Exxon Mobil Corp.	6,118,954
73,196	Marathon Oil Corp.	6,634,486
56,912	Occidental Petroleum Corp.*	6,132,268

		25,001,735

	Oil Refining & Marketing—11.6%
97,686	Alon USA Energy, Inc.	3,744,304
107,588	Frontier Oil Corp.	3,792,478
74,512	Holly Corp.	3,770,307
45,210	Tesoro Corp.	3,381,708

		14,688,797

	Oil & Gas Drilling—2.4%
67,881	Atlas America, Inc.*	3,079,082

	Pipelines—5.8%
95,356	ONEOK, Inc.	3,548,197
42,349	Questar Corp.	3,752,121

		7,300,318

1

Total Investments
(Cost $114,171,694)(a)—100.0%	126,527,817
Liabilities in excess of other assets—(0.0%)	(21,994)

Net Assets—100.0%	$126,505,823

*Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $12,356,123 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $12,909,058 and aggregate gross unrealized depreciation of $552,935.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$123,406,159	97.5%
Canada	3,121,658	2.5

Total value of investments	126,527,817	100.0
Liabilities in excess of other assets	(21,994)	(0.0)

Net Assets	$126,505,823	100.0%

2

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Agriculture—5.2%
30,273	Archer-Daniels-Midland Co.	$1,332,012

	Beverages—18.9%
28,255	Anheuser-Busch Cos., Inc.	1,360,478
9,391	Brown-Forman Corp., Class B	689,769
29,061	Coca-Cola (The) Co.	1,293,215
22,581	Pepsi Bottling Group, Inc.	750,818
31,583	PepsiAmericas, Inc.	713,776

		4,808,056

	Food—51.4%
20,092	Campbell Soup Co.	736,975
25,461	Corn Products International, Inc.	846,833
59,364	Del Monte Foods Co.	622,135
24,966	General Mills, Inc.	1,295,735
19,815	Hormel Foods Corp.	747,620
21,950	J&J Snack Foods Corp.	660,476
17,222	J.M. Smucker (The) Co.	768,618
27,330	Kellogg Co.	1,316,485
63,880	Kroger (The) Co.	1,464,767
21,487	Performance Food Group Co.*	598,843
29,386	Ruddick Corp.	719,369
29,884	Safeway, Inc.	839,143
523	Seaboard Corp.	596,220
23,674	SUPERVALU, Inc.	641,802
16,500	Weis Markets, Inc.	654,060
10,550	Whole Foods Market, Inc.	606,731

		13,115,812

	Retail—24.5%
42,484	CKE Restaurants, Inc.	654,254
28,857	Domino’s Pizza, Inc.	656,208
16,591	Jack in the Box, Inc.*	654,349
10,605	Panera Bread Co., Class A*	554,748
21,901	Papa John’s International, Inc.*	703,898
32,559	Sonic Corp.*	640,761
36,492	Starbucks Corp.*	1,250,216
25,160	Yum! Brands, Inc.	1,132,200

		6,246,634

1

	Total Common Stocks
	(Cost $25,285,055)	25,502,514

	Money Market Fund—0.1%
13,312	AIM Liquid Asset Portfolio Private Class
	(Cost $13,312)	13,312

	Total Investments
	(Cost $25,298,367)(a)—100.1%	25,515,826
	Liabilities in excess of other assets—(0.1%)	(26,853)

	Net Assets—100.0%	$25,488,973

*Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $217,459 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,350,636 and aggregate gross unrealized depreciation of $1,133,177.

2

Schedule of Investments

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Commercial Services—3.0%
12,538	Coinstar, Inc.*	$305,802

	Computers—35.4%
48,051	Brocade Communications Systems, Inc.*	300,799
22,192	Dell, Inc.*	481,123
43,082	EMC Corp.*	437,282
16,920	Hewlett-Packard Co.	539,917
6,950	Komag, Inc.*	266,255
5,539	Lexmark International, Inc., Class A*	299,383
82,280	McDATA Corp., Class A*	263,296
16,269	Network Appliance, Inc.*	483,027
17,442	Palm, Inc.*	260,060
14,614	Western Digital Corp.*	256,330

		3,587,472

	Electronics—33.0%
15,900	Agilent Technologies, Inc.*	452,196
12,147	Benchmark Electronics, Inc.*	295,537
5,863	Garmin Ltd. (Cayman Islands)	556,927
9,441	Multi-Fineline Electronix, Inc.*	234,703
10,337	National Instruments Corp.	286,852
14,027	Paxar Corp.*	258,377
61,795	Sanmina-SCI Corp.*	213,811
82,962	Solectron Corp.*	250,545
9,575	Tektronix, Inc.	261,110
6,368	Trimble Navigation Ltd.*	305,855
20,628	TTM Technologies, Inc.*	227,733

		3,343,646

	Home furnishings—5.9%
3,536	Harman International Industries, Inc.	283,587
46,562	TiVo, Inc.*	313,362

		596,949

	Machinery-Diversified—2.9%
12,024	Intermec, Inc.*	293,386

	Office/Business Equipment—8.5%
7,288	Pitney Bowes, Inc.	301,140
39,925	Xerox Corp.*	562,543

		863,683

1

	Semiconductors—2.9%
16,825	QLogic Corp.*	294,269

	Software—2.6%
9,125	VeriFone Holdings, Inc.*	257,781

	Telecommunications—5.8%
25,873	Motorola, Inc.	588,869

	Total Investments
	(Cost $11,030,748)(a)—100.0%	10,131,857
	Other assets less liabilities—0.0%	2,453

	Net Assets—100.0%	$10,134,310

*Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $898,891 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $433,488 and aggregate gross unrealized depreciation of $1,332,379.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets
United States	$9,574,930	94.5%
Cayman Islands	556,927	5.5

Total value of investments	10,131,857	100.0
Other assets less liabilities	2,453	0.0

Net Assets	$10,134,310	100.0%

2

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Financial Guarantee Insurance—7.8%
18,595	Ambac Financial Group, Inc.	$1,545,431
13,470	Radian Group, Inc.	828,809

		2,374,240

	Insurance Brokers—2.8%
26,940	Brown & Brown, Inc.	845,647

	Life/Health Insurance—28.7%
33,202	AFLAC, Inc.	1,465,536
23,422	Delphi Financial Group, Class A	892,144
24,914	FBL Financial Group, Inc., Class A	789,026
27,657	Lincoln National Corp.	1,567,599
19,016	Nationwide Financial Services, Inc., Class A	857,241
18,402	Protective Life Corp.	852,197
18,786	Prudential Financial, Inc.	1,477,331
13,891	Torchmark Corp.	839,989

		8,741,063

	Multi-line Insurance—21.3%
19,207	American Financial Group, Inc.	808,807
16,800	Assurant, Inc.	809,256
18,267	Cincinnati Financial Corp.	861,472
44,912	Genworth Financial, Inc., Class A	1,540,482
26,600	HCC Insurance Holdings, Inc.	811,034
44,568	Loews Corp.	1,651,689

		6,482,740

	Property/Casualty Insurance—39.4%
14,415	Arch Capital Group Ltd. (Bermuda)*	877,297
28,314	Chubb (The) Corp.	1,427,591
28,600	Commerce Group (The), Inc.	864,006
29,293	Harleysville Group, Inc.	929,467
19,429	Infinity Property & Casualty Corp.	798,338
27,335	Ohio Casualty Corp.	708,523
25,677	Philadelphia Consolidated Holding Co.*	869,680
55,484	Progressive (The) Corp.	1,342,157
14,662	SAFECO Corp.	787,643
17,179	Safety Insurance Group, Inc.	911,518
15,341	Selective Insurance Group, Inc.	782,391
23,645	W. R. Berkley Corp.	851,220
2,112	Wesco Financial Corp.	834,240

		11,984,071

1

Total Investments
(Cost $29,415,267)(a)—100.0%	30,427,761
Other assets less liabilities—0.0%	9,453

Net Assets—100.0%	$30,437,214

*Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $1,012,494 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,522,656 and aggregate gross unrealized depreciation of $510,162.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets
United States	$29,550,464	97.1%
Bermuda	877,297	2.9

Total value of investments	30,427,761	100.0
Other assets less liabilities	9,453	0.0

Net Assets	$30,437,214	100.0%

2

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.8%
	Entertainment—22.3%
42,868	Dover Downs Gaming & Entertainment, Inc.	$688,031
36,800	International Game Technology	1,422,687
15,414	International Speedway Corp., Class A	697,484
19,237	Penn National Gaming, Inc.*	636,168
19,543	Speedway Motorsports, Inc.	705,893
20,600	Vail Resorts, Inc.*	712,142
28,276	Warner Music Group Corp.	688,521

		5,550,926

	Internet—5.0%
52,801	IAC/InterActiveCorp*	1,251,912

	Lodging—16.8%
19,602	Las Vegas Sands Corp.*	1,215,912
37,322	Marriott International, Inc., Class A	1,312,988
26,344	Monarch Casino & Resort, Inc.*	496,321
21,920	Starwood Hotels & Resorts Worldwide, Inc.	1,152,554

		4,177,775

	Media—2.7%
40,527	World Wrestling Entertainment, Inc.	661,401

	Retail—53.0%
34,468	Applebee’s International, Inc.	612,152
28,381	BJ’s Restaurants, Inc.*	542,929
26,140	Bob Evans Farms, Inc.	719,896
20,017	Brinker International, Inc.	648,551
20,056	CBRL Group, Inc.	655,230
44,848	CKE Restaurants, Inc.	690,659
20,393	Darden Restaurants, Inc.	689,283
30,460	Domino’s Pizza, Inc.	692,660
15,184	IHOP Corp.	690,265
17,512	Jack in the Box, Inc.*	690,673
41,461	McDonald’s Corp.	1,467,304
23,121	Papa John’s International, Inc.*	743,109
23,532	Rare Hospitality International, Inc.*	618,892
25,868	Ruby Tuesday, Inc.	568,061
34,371	Sonic Corp.*	676,421
38,523	Starbucks Corp.*	1,319,797
26,559	Yum! Brands, Inc.	1,195,155

		13,221,037

1

	Total Common Stocks
	(Cost $25,896,500)	24,863,051

	Money Market Fund—0.1%
13,603	AIM Liquid Asset Portfolio Private Class
	(Cost $13,603)	13,603

	Total Investments
	(Cost $25,910,103)(a)—99.9%	24,876,654
	Other assets less liabilities—0.1%	30,854

	Net Assets—100.0%	$24,907,508

*Non-income producing security.

(a)  The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $1,033,449 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,009,155 and aggregate gross unrealized depreciation of $2,042,604.

2

Schedule of Investments

PowerShares Dynamic Media Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Advertising—16.6%
25,156	ADVO, Inc.	$910,899
23,178	Catalina Marketing Corp.	673,784
10,206	Getty Images, Inc.*	476,110
24,731	Harte-Hanks, Inc.	603,189
13,116	Omnicom Group, Inc.	1,160,897

		3,824,879

	Commercial Services—11.9%
16,753	Arbitron, Inc.	613,327
14,500	Bankrate, Inc.*	436,305
13,076	Monster Worldwide, Inc.*	523,040
23,356	Valassis Communications, Inc.*	479,499
21,219	Viad Corp.	689,193

		2,741,364

	Entertainment—2.7%
25,548	Warner Music Group Corp.	622,094

	Internet—9.0%
25,820	aQuantive, Inc.*	529,310
50,612	Digitas, Inc.*	417,549
25,799	Sohu.com, Inc.*	544,359
40,400	ValueClick, Inc.*	582,164

		2,073,382

	Media—60.0%
33,820	Cablevision Systems Corp., Class A*	752,495
70,628	DIRECTV Group (The), Inc.*	1,204,207
19,640	Dow Jones & Co., Inc.	688,186
40,794	EchoStar Communications Corp., Class A*	1,429,831
22,875	Gannett Co., Inc.	1,192,245
190,550	Gemstar-TV Guide International, Inc.*	548,784
29,922	Hearst-Argyle Television, Inc.	598,440
19,452	John Wiley & Sons, Inc., Class A	643,472
56,955	Journal Communications, Inc., Class A	600,875
23,558	McGraw-Hill Cos. (The), Inc.	1,326,315
17,544	Media General, Inc., Class A	639,128
79,602	Sinclair Broadcast Group, Inc., Class A	670,249
70,708	Time Warner, Inc.	1,166,682
34,170	Univision Communications, Inc., Class A*	1,141,278
40,418	Walt Disney (The) Co.	1,200,010

		13,802,197

1

	Total Common Stocks
	(Cost $23,676,456)	23,063,916

	Money Market Fund—0.1%
12,149	AIM Liquid Asset Portfolio Private Class
	(Cost $12,149)	12,149

	Total Investments
	(Cost $23,688,605)(a)—100.3%	23,076,065
	Liabilities in excess of other assets—(0.3%)	(63,955)

	Net Assets—100.0%	$23,012,110

*Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $612,540 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,391,065 and aggregate gross unrealized depreciation of $2,003,605.

2

Schedule of Investments

PowerShares Dynamic Networking Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Computers—5.8%
117,980	Brocade Communications Systems, Inc.*	$738,555
202,019	McDATA Corp., Class A*	646,461

		1,385,016

	Internet—15.3%
56,444	McAfee, Inc.*	1,216,368
30,969	Redback Networks, Inc.*	478,781
47,543	RSA Security, Inc.*	1,311,236
32,088	Websense, Inc.*	601,650

		3,608,035

	Semiconductors—20.2%
48,963	Agere Systems, Inc.*	712,901
39,104	Broadcom Corp., Class A*	938,105
247,441	Conexant Systems, Inc.*	442,919
28,016	DSP Group, Inc.*	671,263
75,735	QLogic Corp.*	1,324,606
18,768	Silicon Laboratories, Inc.*	692,915

		4,782,709

	Software—7.8%
42,402	Altiris, Inc.*	731,859
35,032	Citrix Systems, Inc.*	1,112,966

		1,844,825

	Telecommunications—50.9%
159,605	3Com Corp.*	756,528
29,840	Adtran, Inc.	652,601
73,884	Andrew Corp.*	624,320
61,245	Arris Group, Inc.*	654,709
34,279	Atheros Communications, Inc.*	566,289
115,148	Avaya, Inc.*	1,066,269
185,270	Ciena Corp.*	672,530
66,529	Cisco Systems, Inc.*	1,187,542
24,352	Comtech Telecommunications Corp.*	676,012
56,852	Foundry Networks, Inc.*	588,987
523,975	Lucent Technologies, Inc.*	1,116,066
32,525	NETGEAR, Inc.*	629,359
29,370	QUALCOMM, Inc.	1,035,586
155,564	Sonus Networks, Inc.*	696,927

1

160,648	Sycamore Networks, Inc.*	584,759
50,714	Tekelec*	521,847

		12,030,331

	Total Investments
	(Cost $26,256,240)(a)—100.0%	23,650,916
	Liabilities in excess of other assets—(0.0%)	(5,469)

	Net Assets—100.0%	$23,645,447

*Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $2,605,324 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,071,315 and aggregate gross unrealized depreciation of $3,676,639.

2

Schedule of Investments

PowerShares Dynamic Oil and Gas Services Portfolio

July 31, 2006  (Unaudited)

Number
of Shares		Value
	Common Stock—100.1%
	Engineering & Construction—5.1%
211,323	Foster Wheeler Ltd. (Bermuda)*	$8,059,859
209,081	McDermott International, Inc. (Panama)*	9,521,549

		17,581,408

	Metal Fabricate/Hardware—2.8%
189,232	NS Group, Inc.*	9,571,355

	Oil&Gas—27.6%
204,737	Diamond Offshore Drilling, Inc.	16,159,891
190,659	ENSCO International, Inc.	8,812,259
290,586	GlobalSantaFe Corp. (Cayman Islands)	15,961,889
1,217,789	Grey Wolf, Inc.*	9,328,264
1,288,338	Parker Drilling Co.*	9,353,334
323,759	Patterson-UTI Energy, Inc.	9,168,855
299,182	Pride International, Inc.*	8,936,566
225,614	Todco, Class A*	8,598,150
160,267	Unit Corp.*	9,398,057

		95,717,265

	Oil&Gas Services—61.2%
202,843	Baker Hughes, Inc.	16,217,298
484,690	BJ Services Co.	17,579,706
507,632	Global Industries Ltd.*	8,467,302
205,601	Grant Prideco, Inc.*	9,356,902
465,014	Halliburton Co.	15,512,867
271,209	Helix Energy Solutions Group, Inc.*	10,574,439
1,019,699	Input/Output, Inc.*	10,023,641
191,403	Lone Star Technologies, Inc.*	9,015,081
192,031	Maverick Tube Corp.*	12,249,657
402,780	RPC, Inc.	9,263,940
262,359	Schlumberger Ltd. (Netherlands)	17,538,699
424,392	Smith International, Inc.	18,915,151
293,633	Superior Energy Services*	10,056,930
164,271	Universal Compression Holdings, Inc.*	10,464,063
200,697	Veritas DGC, Inc.*	11,493,917
325,677	Weatherford International Ltd. (Bermuda)*	15,254,711
185,879	W-H Energy Services, Inc.*	10,227,063

		212,211,367

	Transportation—3.4%
185,511	Overseas Shipholding Group	11,945,053

1

Total Investments

(Cost $342,130,469)(a)—100.1%	347,026,448
Liabilities in excess of other assets—(0.1%)	(172,636)

Net Assets—100.0%	$346,853,812

*Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $4,895,979 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $19,404,317 and aggregate gross unrealized depreciation of  $14,508,338.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$280,689,741	80.9%
Bermuda	23,314,570	6.7
Netherlands	17,538,699	5.1
Cayman Islands	15,961,889	4.6
Panama	9,521,549	2.8

Total value of investments	347,026,448	100.1
Liabilities in excess of other assets	(172,636)	(0.1)

Net Assets	$346,853,812	100.0%

2

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Biotechnology—21.7%
52,554	Amgen, Inc.*	$3,665,116
41,973	Biogen Idec, Inc.*	1,767,903
47,579	Celgene Corp.*	2,278,558
32,649	Genzyme Corp.*	2,229,274
97,119	ICOS Corp.*	2,218,198
62,245	MedImmune, Inc.*	1,579,778
237,085	Millennium Pharmaceuticals, Inc.*	2,328,175

		16,067,002

	Healthcare-Products—5.0%
59,586	Johnson & Johnson	3,727,104

	Pharmaceuticals—73.5%
84,748	Abbott Laboratories	4,048,411
86,858	Alpharma, Inc., Class A	1,961,254
36,421	Barr Pharmaceuticals, Inc.*	1,812,309
144,944	Bristol-Myers Squibb Co.	3,474,308
69,187	Eli Lilly & Co.	3,927,746
66,684	Endo Pharmaceuticals Holdings, Inc.*	2,071,872
52,642	Forest Laboratories, Inc.*	2,437,851
34,505	Gilead Sciences, Inc.*	2,121,367
110,818	King Pharmaceuticals, Inc.*	1,886,122
44,838	Kos Pharmaceuticals, Inc.*	1,853,603
98,580	KV Pharmaceutical Co., Class A*	1,868,091
64,419	Medicis Pharmaceutical Corp., Class A	1,775,388
104,640	Merck & Co., Inc.	4,213,852
94,203	Mylan Laboratories, Inc.	2,068,698
117,553	Perrigo Co.	1,862,040
150,680	Pfizer, Inc.	3,916,173
164,103	Salix Pharmaceuticals Ltd.*	1,673,851
101,837	Schering-Plough Corp.	2,081,548
93,088	Sciele Pharma Inc.*	1,902,719
118,402	Valeant Pharmaceuticals International	2,045,987
77,143	Watson Pharmaceuticals, Inc.*	1,727,232
75,544	Wyeth	3,661,618

		54,392,040

	Total Common Stocks
	(Cost $75,342,467)	74,186,146

	Money Market Fund—0.1%
66,340	AIM Liquid Asset Portfolio Private Class
	(Cost $66,340)	66,340

1

Total Investments
(Cost $75,408,807)(a)—100.3%	74,252,486
Liabilities in excess of other assets—(0.3%)	(201,371)

Net Assets—100.0%	$74,051,115

*Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $1,156,321 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,133,441 and aggregate gross unrealized depreciation of $3,289,762.

2

Schedule of Investments

PowerShares Dynamic Retail Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Apparel—2.8%
8,245	Gymboree (The) Corp.*	$276,372

	Commercial Services—2.6%
12,382	Adesa, Inc.	252,717

	Food—5.8%
25,242	Kroger (The) Co.	578,799

	Retail—86.3%
7,433	AnnTaylor Stores Corp.*	305,199
12,817	AutoNation, Inc.*	252,495
7,219	Barnes & Noble, Inc.	241,981
9,845	Best Buy Co., Inc.	446,372
7,519	Brown Shoe Co., Inc.	243,465
12,616	Cato (The) Corp.	306,821
9,688	Conn’s, Inc.*	249,175
17,865	CVS Corp.	584,544
7,200	Dick’s Sporting Goods, Inc.*	262,152
10,393	Dillard’s, Inc., Class A	312,102
10,640	Dollar Tree Stores, Inc.*	283,024
12,114	Dress Barn, Inc.*	261,420
27,854	Gap (The), Inc.	483,267
7,778	Genesco, Inc.*	210,550
10,840	Hibbett Sporting Goods, Inc.*	214,198
8,344	J. C. Penney Co., Inc.	525,338
16,530	Lowe’s Cos., Inc.	468,626
8,374	Men’s Wearhouse, Inc.	260,515
7,198	Michaels Stores, Inc.	305,339
14,154	Nordstrom, Inc.	485,482
12,453	Office Depot, Inc.*	448,931
10,717	Payless ShoeSource, Inc.*	277,356
13,545	PETCO Animal Supplies, Inc.*	380,208
10,439	PetSmart, Inc.	245,943
9,989	Ross Stores, Inc.	248,626
7,596	Williams-Sonoma, Inc.	241,553

		8,544,682

	Transportation—2.6%
5,124	Ryder System, Inc.	258,250

1

Total Investments
(Cost $10,323,122)(a)—100.1%	9,910,820
Liabilities in excess of other assets—(0.1%)	(5,710)

Net Assets—100.0%	$9,905,110

*Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $412,302 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $382,883 and aggregate gross unrealized depreciation of $795,185.

2

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Electrical Components & Equipment—2.8%
137,610	Advanced Energy Industries, Inc.*	$1,780,673

	Electronics—5.3%
42,360	Cymer, Inc.*	1,657,123
124,600	Vishay Intertechnology, Inc.*	1,748,138

		3,405,261

	Machinery-Diversified—2.8%
85,790	Intevac, Inc.*	1,807,595

	Semiconductors—82.5%
130,394	Agere Systems, Inc.*	1,898,537
208,021	Amkor Technology, Inc.*	1,285,570
106,509	Analog Devices, Inc.	3,443,436
212,902	Applied Materials, Inc.	3,351,077
418,701	Atmel Corp.*	2,005,578
234,337	Cirrus Logic, Inc.*	1,633,329
76,649	Cree, Inc.*	1,512,285
60,071	Diodes, Inc.*	2,155,948
109,522	Fairchild Semiconductor International, Inc.*	1,791,780
115,682	Freescale Semiconductor, Inc.*	3,299,251
72,673	Intersil Corp., Class A	1,708,542
43,505	Lam Research Corp.*	1,809,373
106,233	Linear Technology Corp.	3,436,638
194,427	LSI Logic Corp.*	1,594,301
219,163	Mattson Technology, Inc.*	1,783,987
57,083	MEMC Electronic Materials, Inc.*	1,736,465
95,419	MKS Instruments, Inc.*	1,972,311
140,632	National Semiconductor Corp.	3,271,100
150,197	NVIDIA Corp.*	3,323,860
68,854	Omnivision Technologies, Inc.*	1,308,226
309,729	ON Semiconductor Corp.*	1,948,195
125,633	Semtech Corp.*	1,620,666
113,786	Texas Instruments, Inc.	3,388,547
80,512	Veeco Instruments, Inc.*	1,793,807

		53,072,809

	Software—2.3%
84,026	Trident Microsystems, Inc.*	1,446,928

	Telecommunications—4.3%
78,213	QUALCOMM, Inc.	2,757,790

1

Total Investments
(Cost $72,882,928) (a)—100.0%	64,271,056
Other assets less liabilities—0.0%	27,957

Net Assets—100.0%	$64,299,013

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $8,611,872 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $570,919 and aggregate gross unrealized depreciation of $9,182,791.

2

Schedule of Investments

PowerShares Dynamic Software Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Commercial Services—2.8%
71,817	Convergys Corp.*	$1,370,268

	Computers—10.8%
138,040	Cadence Design Systems, Inc.*	2,234,868
22,803	DST Systems, Inc.*	1,284,037
47,373	Reynolds & Reynolds (The) Co., Class A	1,676,530

		5,195,435

	Diversified Financial Services—2.8%
27,276	Investment Technology Group, Inc.*	1,373,619

	Electronics—2.6%
63,693	Dolby Laboratories, Inc., Class A*	1,277,045

	Internet—10.0%
41,383	Digital Insight Corp.*	976,639
48,258	J2 Global Communications, Inc.*	1,351,224
137,361	RealNetworks, Inc.*	1,372,236
59,536	Websense, Inc.*	1,116,300

		4,816,399

	Software—71.1%
78,672	Altiris, Inc.*	1,357,879
27,027	ANSYS, Inc.*	1,240,269
188,304	BEA Systems, Inc.*	2,210,689
68,508	Blackbaud, Inc.	1,429,077
64,997	Citrix Systems, Inc.*	2,064,955
57,776	CSG Systems International, Inc.*	1,504,487
60,430	eFunds Corp.*	1,270,843
57,397	Fiserv, Inc.*	2,505,953
47,046	Hyperion Solutions Corp.*	1,465,953
95,807	Informatica Corp.*	1,338,424
93,102	Intuit, Inc.*	2,874,060
196,006	Lawson Software, Inc.*	1,313,240
105,743	Microsoft Corp.	2,541,004
14,273	MicroStrategy, Inc., Class A*	1,176,809
178,520	Oracle Corp.*	2,672,444
94,756	Red Hat, Inc.*	2,243,822
30,261	SEI Investments Co.	1,478,552
37,176	SPSS, Inc.*	1,004,867
65,838	Sybase, Inc.*	1,385,890
34,813	Transaction Systems Architects, Inc.*	1,288,777

		34,367,994

1

Total Investments
(Cost $47,960,312)(a)—100.1%	48,400,760
Liabilities in excess of other assets—(0.1%)	(67,614)

Net Assets—100.0%	$48,333,146

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $440,448 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,885,114 and aggregate gross unrealized depreciation of $2,444,666.

2

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Commercial Services—2.8%
44,006	Convergys Corp.*	$839,634

	Electronics—5.6%
8,928	Garmin Ltd. (Cayman Islands)	848,071
17,780	Trimble Navigation Ltd.*	853,973

		1,702,044

	Internet—4.4%
370,933	Covad Communications Group, Inc.*	593,493
68,770	United Online, Inc.	750,281

		1,343,774

	Media—4.9%
88,024	DIRECTV Group (The), Inc.*	1,500,809

	Software—3.0%
35,402	CSG Systems International, Inc.*	921,868

	Telecommunications—79.3%
30,030	ALLTEL Corp.	1,656,755
58,593	AT&T, Inc.	1,757,204
71,406	Avaya, Inc.*	661,220
45,309	BellSouth Corp.	1,774,754
70,803	Broadwing Corp.*	650,680
23,443	CenturyTel, Inc.	904,197
214,951	Cincinnati Bell, Inc.*	861,954
75,635	Cisco Systems, Inc.*	1,350,085
65,647	Citizens Communications Co.	842,251
24,846	Commonwealth Telephone Enterprises, Inc.	832,589
65,853	General Communication, Inc., Class A*	785,626
20,094	Harris Corp.	915,282
158,771	Level 3 Communications, Inc.*	620,795
72,223	Motorola, Inc.	1,643,795
38,122	Plantronics, Inc.	593,178
221,775	Qwest Communications International, Inc.*	1,771,982
35,208	SBA Communications Corp., Class A*	840,767
210,103	Stratex Networks, Inc.*	737,462
20,947	Telephone & Data Systems, Inc.	855,894
13,743	United States Cellular Corp.*	826,641
41,255	USA Mobility, Inc.*	711,649
48,806	Verizon Communications, Inc.	1,650,619
66,744	Windstream Corp.	836,302

		24,081,681

1

Total Investments
(Cost $29,411,507)(a)—100.0%	30,389,810
Liabilities in excess of other assets—(0.0%)	(6,717)

Net Assets—100.0%	$30,383,093

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $978,303 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,255,989 and aggregate gross unrealized depreciation of $1,277,686.

COUNTRY BREAKDOWN

July 31, 2006

		Total
	Value	Net Assets

United States	$29,541,739	97.2%
Cayman Islands	848,071	2.8

Total value of investments	30,389,810	100.0
Liabilities in excess of other assets	(6,717)	(0.0)

Net Assets	$30,383,093	100.0%

2

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

July 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Electric—70.7%
91,046	AES (The) Corp.*	$1,808,174
24,978	Allegheny Energy, Inc.*	1,025,347
19,278	ALLETE, Inc.	894,885
205,377	Aquila, Inc.*	911,874
74,205	CenterPoint Energy, Inc.	1,019,577
22,105	DTE Energy Co.	935,484
42,323	Edison International	1,751,326
31,102	FirstEnergy Corp.	1,741,712
25,698	NorthWestern Corp.	891,721
32,561	NSTAR	1,014,926
28,962	OGE Energy Corp.	1,096,212
31,841	Otter Tail Corp.	944,404
38,982	Pepco Holdings, Inc.	955,059
40,944	PG&E Corp.	1,706,546
54,287	PPL Corp.	1,846,843
25,701	Public Service Enterprise Group, Inc.	1,733,018
23,258	SCANA Corp.	930,087
59,562	TECO Energy, Inc.	949,418
28,661	TXU Corp.	1,840,896
22,541	Wisconsin Energy Corp.	951,230

		24,948,739

	Energy-Alternate Sources—2.7%
54,444	Covanta Holding Corp.*	960,937

	Gas—21.0%
24,962	AGL Resources, Inc.	974,017
22,184	KeySpan Corp.	893,350
26,480	Laclede (the) Group , Inc.	879,930
21,924	Nicor, Inc.	960,710
25,825	Northwest Natural Gas Co.	980,575
36,263	Sempra Energy	1,750,052
34,181	Vectren Corp.	950,574

		7,389,208

	Pipelines—5.4%
26,938	Equitable Resources, Inc.	970,038
25,239	National Fuel Gas Co.	937,376

		1,907,414

	Total Investments
	(Cost $33,362,511)(a)—99.8%	35,206,298

1

Other assets less liabilities—0.2%	87,552

Net Assets—100.0%	$35,293,850

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $1,843,787 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,886,899 and aggregate gross unrealized depreciation of $43,112.

2

Item 2.   Controls and Procedures.

(a)   The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)   There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	September 26, 2006

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Chief Financial Officer

Date:	September 26, 2006